As filed with the Securities and Exchange Commission on April 24, 2002
                      Registration No. 2-89550



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ( )

                       POST-EFFECTIVE AMENDMENT NO. 32 (X)


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                              Amendment No. 26 (X)
                        (Check appropriate box or boxes)


                           FUTUREFUNDS SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East

                           Washington, D.C. 20007-5208


It is proposed that this filing will become effective (check appropriate space)


         Immediately upon filing pursuant to paragraph (b) of Rule 485. X On May 1, 2002, pursuant to paragraph (b) of Rule 485.
         60 days after filing pursuant to paragraph (a)(1) of Rule 485.
         On    , pursuant to paragraph (a)(1) of Rule 485.


         If appropriate, check the following:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: flexible premium deferred variable annuity contracts.

                           FUTUREFUNDS SERIES ACCOUNT
                                       Of
                   Great-West Life & Annuity Insurance Company
                GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                 Distributed by
                           BenefitsCorp Equities, Inc.
            8515 East Orchard Road, Greenwood Village, Colorado 80111
                                 (800) 701-8255
--------------------------------------------------------------------------------

Overview
This Prospectus describes a group flexible premium deferred variable annuity contract ("Group Contract") designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986 (the "Code"). The Group Contract provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company ("we," "us," "Great-West" or "GWL&A") issues the Group Contracts in connection with:

o pension or profit-sharing plans described in Code Section 401(a) ("401(a) Plans");
o cash or deferred profit sharing plans described in Code Section
401(k) ("401(k) Plans");
o tax sheltered annuities described in Code Section 403(b) ("403(b) Plans");
o deferred compensation plans described in Code Section 457(b) or (f) ("457(b) or (f) Plans");
o qualified governmental excess benefit plans described in Code Section 415(m) ("415(m) Plans"); and
o nonqualified deferred compensation plans ("NQDC Plans").

Participation in the Group Contracts
You may be eligible to participate in the Group Contract if you participate in one of the Plans described above. The owner of a Group Contract will be an employer, plan trustee, certain employer or employee associations, as applicable ("Group Policyholder"). We will establish a participant annuity account ("Participant Annuity Account") in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.

Allocating your money

You can allocate your Contributions among 47 Investment Divisions of the FutureFunds Series Account (the "Series Account"). Each Investment Division invests all of its assets in one of 47 corresponding mutual funds ("Eligible Funds"). Following is a list of each Eligible Fund:

Maxim Templeton International Equity M
axim INVESCO ADR
Janus Aspen Series Worldwide Growth - Institutional Shares
Maxim INVESCO Small-Cap Growth
Maxim Loomis-Sayles Small-Cap Value
Maxim Index 600
Maxim Ariel Small-Cap Value
Maxim T. Rowe Price MidCap Growth
Alger American MidCap Growth
Maxim Ariel Mid-Cap Value
Fidelity VIP Growth
Maxim Founders Growth & Income1
Maxim Growth Index
Maxim Stock Index
Maxim T. Rowe Price Equity-Income
Maxim Value Index
Fidelity VIP Contrafund
Maxim INVESCO Balanced
Stein Roe Balanced, Variable Series - Class A
Alger American Balanced
Pioneer Equity Income VCT
Maxim Bond Index
Maxim Bond
Maxim Loomis Sayles Bond (formerly, Maxim Loomis Sayles Corporate Bond) Maxim U.S. Government Securities
Maxim Money Market
Maxim Aggressive Profile I
Maxim Moderately Aggressive Profile I
Maxim Moderate Profile I
Maxim Moderately Conservative Profile I
Maxim Conservative Profile I
AIM Blue Chip1
American Century Equity -Income
American Century Income & Growth
Artisan International
INVESCO Dynamics
Janus Twenty
Janus Worldwide
RS Emerging Growth
Franklin Small-Mid Cap Growth
Janus Fund
MFS Strategic Growth - Class A
AIM Small Cap Growth - Class A
PIMCO Total Return - Administrative Class
Oppenheimer Capital Appreciation -Class A
Legg Mason Value Trust - Financial
Intermediary Class
Federated Capital Appreciation - Class A

1 Effective June 7, 2002, this Investment Division is no longer open to incoming transfers and will not accept new contributions.


You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.


The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Policyholder for more information.

Payment options
The Group Contract offers you a variety of payment options. You can select from options that provide for fixed or variable payments or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.


This Prospectus presents important information you should read before participating in the Group Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information dated May 1, 2002 which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The Statement of Additional Information may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 701-8255 or, you can also obtain it, material incorporated by reference, and other information regarding us, by visiting the Securities and Exchange Commission's web site at http://www.sec.gov.


           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this
      Prospectus. Any representation to the contrary is a criminal offense.


                   The date of this Prospectus is May 1, 2002

                                TABLE OF CONTENTS

                                                                           Page

Definitions..................................................................3
Key Features.................................................................4
Fee Table....................................................................5
Condensed Financial Information..............................................9
Great-West Life & Annuity Insurance Company..................................9
FutureFunds Series Account...................................................9
Investments of the Series Account............................................9
The Group Contracts..........................................................12
Accumulation Period..........................................................13
         Application and Initial Contribution................................13
         Free-Look Period....................................................13
         Subsequent Contributions............................................13
               Making Transfers..............................................13
               Loans.........................................................15
               Total and Partial Withdrawals.................................15
               Cessation of Contributions....................................16
               Death Benefit.................................................16
Charges and Deductions.......................................................17
Periodic Payment Options.....................................................20
Annuity Payment Options......................................................21
Federal Tax Consequences.....................................................23
Performance Related Information..............................................29
Voting Rights................................................................31
Distribution of the Group Contracts..........................................32
State Regulation.............................................................32
Restrictions Under the Texas Optional Retirement Program.....................32
Reports......................................................................32
Rights Reserved by Great-West................................................32
         Adding and Discontinuing Investment Options.........................33
         Substitution of Investments.........................................33

Legal Matters................................................................33
Available Information........................................................33
Appendix A, Condensed Financial Information..................................34
Appendix B, Calculation of Net Investment Factor ............................54


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

               The Group Contract is not available in all states.

Definitions

Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Group Contract.

Accumulation Unit: An accounting measure we use to determine your Variable Account Value during the Accumulation Period.

Administrative  Offices: The Administrative Offices of GWL&A are located at 8515
E. Orchard Rd., Greenwood Village, Colorado 80111.

Annuity Commencement Date: The date payments begin under an annuity payment option.

Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s): Amount(s) paid to us under the Group Contract on your behalf.

Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.

Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.

Fixed Options: Investment options that provide a fixed rate of return to which you can allocate Contributions or make Transfers. There are currently three types of Fixed Options. They are the Daily Interest Guaranteed Sub-Account, the Guaranteed Certificate Funds and the Guaranteed Fixed Fund. Your interest in the Fixed Options are not securities and are not subject to review by the Securities and Exchange Commission. Please see your Group Contract for more information about the Fixed Options.

Group Contract: An agreement between GWL&A and the Group Policyholder providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans.

Group   Policyholder:   Depending  on  the  type  of  plan  and  the  employer's
involvement, the Group Policyholder will be an employer, plan trustee, certain employer associations or employee associations.

Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts.

Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.

Investment Division: The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds.

Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as "you," "your" or "yours" in this Prospectus.

Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.

Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.

Premium Tax: The amount of tax, if any, charged by a state or other government authority.

Request: Any Request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Offices.

Series Account: FutureFunds Series Account, a separate account, established by GWL&A to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.

Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.

Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.

Valuation Date: The date on which we calculate the accumulation unit value of each Investment Division. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next
Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit transaction Requests by automated voice response unit, via the Internet or by an automated computer link. The day after Thanksgiving is a valuation date.

Valuation  Period:  The period  between the ending of two  successive  Valuation
Dates.

Variable Account Value: The total value of your Variable Sub-Accounts.

Variable  Sub-Account:   A  subdivision  of  your  Participant  Annuity  Account
reflecting the value credited to you from an Investment Division.

Key Features
Following are some of the key features of the Group Contract. These topics are discussed in more detail throughout the Prospectus so please be sure to read it carefully. Purpose of the Group Contract The Group Contract is designed to be issued in connection with:
     o401(a) Plans        o403(b) Plans
     o401(k) Plans        o457(b) or (f) Plans
     o415(m) Plans        oNQDC Plans.

Tax deferral for participants in and sponsors of qualified plans arises as a result of the plan. Tax deferral for participants in non-qualified plans also arises as a result of the plan. Sponsors of non-qualified plans will not enjoy tax deferral under the Group contract and thus will incur tax on the investment gain on the Group Contract unless they are tax exempt entities.

Participation in the Group Contract
You must complete an application to participate under the Group Contract. Once you become a Participant, you may make unlimited Contributions, subject to the terms of your plan. There is no minimum amount for your Contributions. Please consult your employer or the Group Policyholder, as the case may be, for information concerning eligibility.

Allocation of Contributions

You may allocate your Contributions to the Investment Divisions and/or the Fixed Options. In your application, you instruct us how you would like your Contributions allocated. For some plans, if you do not provide complete allocation instructions in your application, we will allocate your Contributions to an investment option specified by the Group Policyholder. Thereafter, you may change your allocation instructions as often as you like by Request. You may allocate your Contributions to the Investment Divisions where your investment returns will reflect the investment performance of the corresponding Eligible Funds or to the Fixed Options where your Contributions will earn a fixed rate of return. The Eligible Funds are described more fully in their accompanying prospectuses. The following Investment Divisions are not available for non-qualified Plans sponsored by a taxable employer: AIM Blue Chip Fund, AIM Small Cap Growth Fund, American Century Equity Income Fund, American Century Income & Growth Fund, Artisan International Fund, Federated Capital Appreciation Fund, Franklin Small-Mid Cap Growth Fund, INVESCO Dynamics Fund, Janus Fund, Janus Twenty Fund, Janus Worldwide Fund, Legg Mason Value Trust, MFS Strategic Growth Fund, Oppenheimer Capital Appreciation Fund, PIMCO Total Return Fund and RS Emerging Growth Fund.


Free Look Period
The free look period applies only to Group Contracts issued under 403(b) Plans. Within ten (10) days (or longer where required by law) after your application is received by GWL&A, you may cancel your interest in the Group Contract for any reason by delivering your Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A. We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, GWL&A will refund the greater of all Contributions made, less partial withdrawals, or your Participant Annuity Account Value.

Your Participant Annuity Account
When your application is approved, we will establish a Participant Annuity Account in your name that will reflect all transactions you make under the Group Contract, including the amount of Contributions made on your behalf. We will send you a statement of your Participant Annuity Account Value at least annually. You may also check your Participant Annuity Account Value by using our voice response unit system, KeyTalk(R), or through the Internet.

Charges and Deductions Under the Group Contracts
You will pay certain charges under the Group Contract. These charges vary by Group Contract and may include:
        An annual contract maintenance charge
        A contingent deferred sales charge
        A mortality and expense risk charge
        A Premium Tax

In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division.

Total and Partial Withdrawals
You may withdraw all or part of your Participant Annuity Account Value at any time before the Annuity Commencement Date. Amounts you withdraw may be subject to a Contingent Deferred Sales Charge. In addition, there may be certain tax consequences when you make a withdrawal.

Making Transfers
You can Transfer your Participant Annuity Account Value among the Investment Divisions as often as you like before the Annuity Commencement Date. After the Annuity Commencement Date, you may continue to Transfer among the Investment Divisions if you have selected a variable annuity payment option. You can also transfer between the Investment Divisions and the Fixed Options. Transfers before the Annuity Commencement Date involving certain of the Fixed Options are subject to restrictions that are more fully described in your Group Contract.

Annuity  Payment  Options
We provide you with a wide range of annuity options, giving you the flexibility to choose an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed, or combination basis. Under a variable annuity payment option your payments will continue to reflect the performance of the Investment Divisions you select.

Death Benefit
We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

o If you die before age 70, the death benefit is the greater of (1) your Participant Annuity Account Value, less any Premium Taxes, or (2) the sum of all Contributions, less any withdrawals and Premium Taxes.

o If you die at or after age 70, the death benefit is your Participant Annuity Account Value, less any Premium Taxes.

                                    FEE TABLE

The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Group Contract. The table and examples reflect the maximum amount of each type of charge shown. The actual charges you may pay under your Group Contract may be lower. Please contact your employer or your BCE representative for more information about the charges that are applicable to your Group Contract. In addition to the expenses listed below, Premium Tax may be applicable.

PARTICIPANT TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)...........................None
Contingent Deferred Sales Charge (as a percentage of amount distributed).........................6%

Transfer Fee.....................................................................................None

Annual Contract Maintenance Charge...............................................................$30

SEPARATE ACCOUNT ANNUAL EXPENSES

Maximum Periodic Mortality and Expense Risk Charge1, 2 .........................................1.00%
Maximum Daily Mortality and Expense Risk Charge1................................................1.25%




--------
1 Although the Mortality and Expense Risk Charge appears twice in this Fee Table, you will pay only one of these charges. Depending on the terms of your Group Contract, you will pay this charge either as a periodic deduction from your Participant Annuity Account Value or as a daily deduction from the Accumulation Unit Value of each Investment Division to which you allocate your Participant Annuity Account Value. After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see "Charges and Deductions: Mortality and Expense Risk Deductions" for more information.

2 After the Annuity Commencement Date, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate.

                          ELIGIBLE FUND ANNUAL EXPENSES

  (as a percentage of Eligible Fund average net assets as of December 31,2001)1

                 Eligible Fund                      Management Fees       Other Expenses     Total Eligible
                                                                                             Fund Expenses

Maxim Templeton International Equity2                    1.00%                0.26%              1.26%
Maxim INVESCO ADR3                                       1.00%                0.14%              1.14%
Janus Aspen Series Worldwide Growth                      0.65%                0.04%              0.69%
Maxim INVESCO Small-Cap Growth4                          0.95%                0.12%              1.07%
Maxim Loomis-Sayles Small-Cap Value5                     1.00%                0.11%              1.11%
Maxim Index 600                                          0.60%                 None              0.60%
Maxim Ariel Small-Cap Value6                             1.00%                0.10%              1.10%
Maxim T. Rowe Price MidCap Growth                        1.00%                0.05%              1.05%
Alger American MidCap Growth                             0.80%                0.08%              0.88%
Maxim Ariel Mid-Cap Value7                               0.95%                0.15%              1.10%
Fidelity VIP Growth8                                     0.57%                0.08%              0.65%
Maxim Founders Growth & Income                           1.00%                0.15%              1.15%
Maxim Growth Index                                       0.60%                 None              0.60%
Maxim Stock Index                                        0.60%                 None              0.60%
Maxim T. Rowe Price Equity-Income                        0.80%                0.08%              0.88%
Maxim Value Index                                        0.60%                 None              0.60%
Fidelity VIP Contrafund8                                 0.57%                0.09%              0.66%
Maxim INVESCO Balanced                                   1.00%                 None              1.00%
Stein Roe Balanced, Variable Series9                     0.45%                0.26%              0.71%
Alger American Balanced                                  0.75%                0.10%              0.85%
Pioneer Equity Income VCT10                              0.65%                0.31%              0.96%
Maxim Bond Index                                         0.50%                 None              0.50%
Maxim Bond                                               0.60%                 None              0.60%
Maxim Loomis-Sayles Bond                                 0.90%                 None              0.90%
Maxim U.S. Government Securities                         0.60%                 None              0.60%
Maxim Money Market                                       0.46%                 None              0.46%
AIM Blue Chip 11                                         0.63%                0.65%              1.28%
American Century Equity Income12                         1.00%                0.00%              1.00%
American Century Income & Growth12                       0.67%                0.00%              0.67%
Artisan International                                    0.94%                0.28%              1.22%
INVESCO Dynamics13                                       0.44%                0.56%              1.00%
Janus Twenty14                                           0.65%                0.21%              0.86%
Janus Worldwide14                                        0.65%                0.23%              0.88%
RS Emerging Growth15                                     1.00%                0.29%              1.29%
Franklin Small-Mid Cap Growth                            0.45%                0.40%              0.85%
Janus Fund14                                             0.65%                0.20%              0.85%
MFS Strategic Growth16                                   0.75%                0.62%              1.37%
AIM Small Cap Growth17                                   0.71%                0.52%              1.23%
PIMCO Total Return18                                     0.25%                0.49%              0.74%
Oppenheimer Capital Appreciation19                       0.58%                0.45%              1.03%
Legg Mason Value Trust20                                 0.66%                0.27%              0.93%
Federated Capital Appreciation21                         0.75%                0.48%              1.23%
Maxim Aggressive Profile I22                             0.25%                 None              0.25%
Maxim Moderately Aggressive Profile I22                  0.25%                 None              0.25%
Maxim Moderate Profile I22                               0.25%                 None              0.25%
Maxim Moderately Conservative Profile I22                0.25%                 None              0.25%
Maxim Conservative Profile I22                           0.25%                 None              0.25%

1. The expenses shown for all Eligible Funds are as of December 31, 2001. Current or future expenses may be greater or less than those presented.
2. For the Maxim Templeton International Equity Portfolio, "Other Expenses" were lower than the figure shown by 0.03% due to a voluntary waiver by the investment adviser. The investment adviser can terminate this voluntary waiver at any time.
3. For the Maxim INVESCO ADR Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by the investment adviser. The investment adviser can terminate this voluntary waiver at any time.
4. For the Maxim INVESCO Small-Cap Growth Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by the investment adviser. The investment adviser can terminate this voluntary waiver at any time.
5. For the Maxim Loomis Sayles Small-Cap Value Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by the investment adviser. The investment adviser can terminate this voluntary waiver at any time.
6. For the Maxim Ariel Small-Cap Value Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by the investment adviser. The investment adviser can terminate this voluntary waiver at any time.
7. For the Maxim Ariel MidCap Value Portfolio, "Other Expenses" were lower than the figure shown by 0.03% due to a voluntary waiver by the investment adviser. The investment adviser can terminate this voluntary waiver at any time.
8. For the Fidelity VIP Growth and Fidelity VIP Contrafund Portfolios, actual annual operating expenses were lower because a portion of the brokerage commissions that the portfolios paid was used to reduce the portfolios' expenses, and/or because through arrangements with the portfolios' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the portfolios' custodian expenses. Without these offsets, the "Total Eligible Fund Expenses" for the Fidelity VIP Growth and Fidelity VIP Contrafund Portfolios each would have been 0.68%. These offsets may be discontinued at any time. See the accompanying prospectuses for more details.
9. For the Stein Roe Balanced Fund, Variable Series, 0.15% of the Other Expenses is for the administrative services fee.
10. For the Pioneer Equity Income VCT Portfolio, because the Portfolio pays 12b-1 distribution fees which are based upon the Portfolio's assets, fees may exceed the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
11. For the AIM Blue Chip Fund, the investment adviser has agreed to waive a portion of the management fee on assets in excess of $5 billion. Termination of this agreement requires approval by the Board of Trustees. Effective December 12, 2001, the fund adopted a revised Multiple Class Plan requiring each class to bear proportionately all Other Expenses incurred by the fund based on the relative net assets attributable to each such class. Other Expenses have been restated to reflect the adopted of the revised plan. "Other Expenses" also includes a 12b-1 distribution fee of 0.35%, which may cause fees for long term shareholders to exceed the economic equivalent of the maximum permitted initial sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
12. For the American Century Equity Income Fund, Other Expenses, which include the fees and expenses of the funds' independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year. For the American Century Income & Growth Fund, "Management Fees" are based on expenses during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. Other Expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.
13. For the INVESCO Dynamics Fund, because the Fund pays 12b-1 distribution fees of 0.25%, which are based upon the Fund's assets, fees may exceed the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc..
14. For the Janus Twenty Fund, Janus Worldwide Fund and Janus Fund, expenses are based on expenses for fiscal year ended October 31, 2001.
15. For the RS Emerging Growth Fund, because the Fund pays 12b-1 distribution fees which are based upon the Fund's assets, fees may exceed the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
16. For the MFS Strategic Growth Fund, "Other Expenses" were lower than the figure shown by 0.01% because the Fund's custodian fees were reduced under an expense offset arrangement.
17. For the AIM Small Cap Growth Fund, "Other Expenses" also includes a 12b-1 distribution fee of 0.35%, which may cause fees for long term shareholders to exceed the economic equivalent of the maximum permitted initial sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
18. For the PIMCO Total Return Fund, "Other Expenses" reflect an Administrative Fee of 0.18% and interest expense. Total annual fund operating expenses excluding interest expense are 0.68%. Interest expense is generally incurred as a result of investment management activities.
19. For the Oppenheimer Capital Appreciation Fund, "Other Expenses" include 12b-1 service plan fees of 0.22% annually. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. "Other Expenses" also include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per annum, effective October 1, 2001. That undertaking may be amended or withdrawn at any time.
20. For the Legg Mason Value Trust, "Other Expenses" includes 0.25% distribution and/or service (12b-1) fees which reflect the amount to which directors have currently limited payments under the fund's distribution plans. Pursuant to the fund's distribution plan, the directors may increase the 12b-1 fees to 0.40% of average daily net assets without shareholder approval. The remaining component of "Other Expenses" is based on estimated expenses for the fiscal year ending March 31, 2002.
21. For the Federated Capital Appreciation Fund, the maximum distribution (12b-1) fee during the fiscal year ended October 31, 2001is 0.25%. The Fund has no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2002.
22. Each Profile Portfolio will primarily invest in shares of other Underlying Portfolios ("Underlying Portfolios"). Therefore, each Profile Portfolio will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios, in addition to its own expenses as described more fully in the table below. This information is provided as a weighted-average range of the expense ratios since the average assets of each Profile Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of a Profile Portfolio's assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios


                                         Minimum Total Underlying Funds         Maximum Total Underlying Funds

                                      Annual Expenses Annual Expenses

Maxim Aggressive Profile I                               0.95%                                  1.52%
Maxim Moderately Aggressive Profile I                    0.91%                                  1.38%
Maxim Moderate Profile I                                 1.04%                                  1.40%
Maxim Moderately Conservative Profile I                  0.73%                                  1.32%
Maxim Conservative Profile I                             0.68%                                  1.09%


                                    EXAMPLES

If you make a total withdrawal at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions and the Contingent Deferred Sales Charge of 6% of the Contributions made within the last 72 months under any Group Contract:

                  Investment Division                          1 Year             3 Year              5 Year             10 Year
--------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Maxim Money Market                                             $78.01            $118.54             $165.75             $258.74
Maxim Bond Index                                               $78.42            $119.86             $168.09             $264.21
Maxim Bond                                                     $79.45            $123.15             $173.91             $277.79
Maxim Stock Index                                              $79.45            $123.15             $173.91             $277.79
Maxim U.S. Government Securities                               $79.45            $123.15             $173.91             $277.79
Maxim Index 600                                                $79.45            $123.15             $173.91             $277.79
Maxim Value Index                                              $79.45            $123.15             $173.91             $277.79
Maxim Growth Index                                             $79.45            $123.15             $173.91             $277.79
Alger American MidCap Growth                                   $82.33            $132.30             $190.07             $315.09
Maxim Ariel Mid-Cap Value                                      $84.59            $139.44             $202.61             $343.68
Maxim INVESCO Small-Cap Growth                                 $84.28            $138.47             $200.91             $339.82
Maxim Templeton International Equity                           $86.23            $144.60             $211.64             $364.08
Maxim Loomis-Sayles Bond                                       $82.54            $132.95             $191.22             $317.72
Alger American Balanced                                        $82.02            $131.33             $188.35             $311.15
Pioneer Equity Income VCT                                      $83.77            $136.85             $198.07             $333.36
Maxim Ariel Small-Cap Value                                    $84.59            $139.44             $202.61             $343.68
Maxim INVESCO ADR                                              $85.00            $140.73             $204.87             $348.81
Maxim Loomis-Sayles Small-Cap Value                            $84.69            $139.76             $203.18             $344.96
Maxim INVESCO Balanced,                                        $83.56            $136.20             $196.93             $330.76
Maxim T. Rowe Price Equity/Income                              $82.33            $132.30             $190.07             $315.09
Fidelity VIP Growth                                            $80.27            $125.77             $178.55             $288.56
Fidelity VIP Contrafund                                        $80.27            $125.77             $178.55             $288.56
Janus Aspen Series Worldwide Growth                            $80.38            $126.10             $179.13             $289.90
Stein Roe Balanced, Variable Series                            $80.58            $126.75             $180.29             $292.57
Maxim Founders Growth & Income                                 $85.10            $141.06             $205.44             $350.09
Maxim T. Rowe Price MidCap Growth                              $84.49            $139.12             $202.04             $342.39
Maxim Aggressive Profile I                                     $75.84            $111.60             $153.39             $229.67
Maxim Moderately Aggressive Profile I                          $75.84            $111.60             $153.39             $229.67
Maxim Moderate Profile I                                       $75.84            $111.60             $153.39             $229.67
Maxim Moderately Conservative Profile I                        $75.84            $111.60             $153.39             $229.67
Maxim Conservative Profile I                                   $75.84            $111.60             $153.39             $229.67
AIM Blue Chip                                                  $82.95            $134.25             $193.50             $322.95
American Century Equity Income                                 $83.56            $136.20             $196.93             $330.76
American Century Income & Growth                               $80.17            $125.44             $177.97             $287.21
Artisan International                                          $85.82            $143.32             $209.39             $359.01
INVESCO Dynamics                                               $83.56            $136.20             $196.93             $330.76
Janus Twenty                                                   $81.92            $131.00             $187.78             $309.83
Janus Worldwide                                                $82.23            $130.98             $189.50             $313.78
RS Emerging Growth                                             $88.68            $152.30             $225.06             $394.07
Franklin Small-Mid Cap Growth                                  $82.13            $131.65             $188.92             $312.46
Janus Fund                                                     $81.92            $131.00             $187.78             $309.83
MFS Strategic Growth                                           $87.35            $148.14             $217.81             $377.91
AIM Small Cap Growth                                           $85.92            $143.64             $209.95             $360.28
PIMCO Total Return                                             $80.89            $127.73             $182.02             $296.57
Oppenheimer Capital Appreciation                               $83.87            $137.18             $198.63             $334.65
Legg Mason Value Trust                                         $82.85            $133.93             $192.93             $321.65
Federated Capital Appreciation                                 $85.92            $143.64             $209.95             $360.28


                                Examples (con't)

If you continue your interest under the Group Contract, or if you elect to take annuity payments, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions:

                   Investment Division                          1 Year            3 Year              5 Year             10 Year
----------------------------------------------------------- ---------------- ------------------ ------------------- ----------------

Maxim Money Market                                              $18.01            $58.54             $105.75             $258.74
Maxim Bond Index                                                $18.42            $59.86             $108.09             $264.21
Maxim Bond                                                      $19.45            $63.15             $113.91             $277.79
Maxim Stock Index                                               $19.45            $63.15             $113.91             $277.79
Maxim U.S. Government Securities                                $19.45            $63.15             $113.91             $277.79
Maxim Index 600                                                 $19.45            $63.15             $113.91             $277.79
Maxim Value Index                                               $19.45            $63.15             $113.91             $277.79
Maxim Growth Index                                              $19.45            $63.15             $113.91             $277.79
Alger American MidCap Growth                                    $22.33            $72.30             $130.07             $315.09
Maxim Ariel Mid-Cap Value                                       $24.59            $79.44             $142.61             $343.68
Maxim INVESCO Small-Cap Growth                                  $24.28            $78.47             $140.91             $339.82
Maxim Templeton International Equity                            $26.23            $84.60             $151.64             $364.08
Alger American Balanced                                         $22.02            $71.33             $128.35             $311.15
Maxim Loomis-Sayles Bond                                        $22.54            $72.95             $131.22             $317.72
Pioneer Equity Income VCT                                       $23.77            $76.85             $138.07             $333.36
Maxim Ariel Small-Cap Value                                     $24.59            $79.44             $142.61             $343.68
Maxim INVESCO ADR                                               $25.00            $80.73             $144.87             $348.81
Maxim Loomis-Sayles Small-Cap Value                             $24.69            $79.76             $143.18             $344.96
Maxim INVESCO Balanced                                          $23.56            $76.20             $136.93             $330.76
Maxim T. Rowe Price Equity/Income                               $22.33            $72.30             $130.07             $315.09
Fidelity VIP Growth                                             $20.27            $65.77             $118.55             $288.56
Fidelity VIP Contrafund                                         $20.27            $65.77             $118.55             $288.56
Janus Aspen Series Worldwide Growth                             $20.38            $66.10             $119.13             $289.90
Stein Roe Balanced, Variable Series                             $20.58            $66.75             $120.29             $292.57
Maxim Founders Growth & Income                                  $25.10            $81.06             $145.44             $350.09
Maxim T. Rowe Price MidCap Growth                               $24.49            $79.12             $142.04             $342.39
Aggressive Profile                                              $15.84            $51.60              $93.39             $229.67
Moderately Aggressive Profile                                   $15.84            $51.60              $93.39             $229.67
Moderate Profile                                                $15.84            $51.60              $93.39             $229.67
Moderately Conservative Profile                                 $15.84            $51.60              $93.39             $229.67
Conservative Profile                                            $15.84            $51.60              $93.39             $229.67
AIM Blue Chip                                                   $22.95            $14.25             $133.50             $322.95
American Century Equity Income                                  $23.56            $76.20             $136.93             $330.76
American Century Income & Growth                                $20.17            $65.44             $117.97             $287.21
Artisan International                                           $25.82            $83.32             $149.39             $359.01
INVESCO Dynamics                                                $23.56            $76.20             $136.93             $330.76
Janus Twenty                                                    $21.92            $71.00             $127.78             $309.83
Janus Worldwide                                                 $22.23            $71.98             $129.50             $313.78
RS Emerging Growth                                              $28.68            $92.30             $165.06             $394.07
Franklin Small-Mid Cap Growth                                   $22.13            $71.65             $128.92             $312.46
Janus Fund                                                      $21.92            $71.00             $127.78             $309.83
MFS Strategic Growth                                            $27.35            $88.14             $157.81             $377.91
AIM Small Cap Growth                                            $25.92            $83.64             $149.95             $360.28
PIMCO Total Return                                              $20.89            $67.73             $122.02             $296.57
Oppenheimer Capital Appreciation                                $23.87            $77.18             $138.63             $334.65
Legg Mason Value Trust                                          $22.85            $73.93             $132.93             $321.65
Federated Capital Appreciation                                  $25.92            $83.64             $149.95             $360.28


The above Examples, including the performance rate assumed, should not be considered a representation of past or future performance or expenses. Actual performance achieved or expenses paid may be greater or less than those shown.

Please note that while GWL&A currently intends to pay any Premium Tax levied by any governmental entity, GWL&A reserves the right to, in the future and with prior notice to Participants, deduct the Premium Tax, if any, from Participant Annuity Account Values.

CONDENSED FINANCIAL INFORMATION


Attached as Appendix A is a table showing selected condensed financial information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica
Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and 49 states in the United States.

GWL&A is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the management of the Series Account or GWL&A by the Securities and Exchange Commission.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.


The Series Account currently has 47 Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. If we decide to make additional Investment Divisions available to Group Policyholders, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.


INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Policyholder may decide to offer only a select number of Eligible Funds under its plan. Please consult with your Group Policyholder or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.

Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Ten of the Eligible Funds are publicly offered mutual funds. Some of the other Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

Some of the Eligible Funds' investment advisers may compensate us for providing administrative services in connection with the Eligible Funds. Such compensation is paid for from the investment adviser's assets.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


Maxim Bond Portfolio seeks maximum total return consistent with the preservation of capital. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations. Effective June 10, 2002, this Portfolio is no longer open to incoming transfers and will not accept new contributions.


Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index.

Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata share of the market.1


Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

Maxim Index 600 Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1

Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalizations are less than $10 billion at the time of purchase and which are believed to be undervalued but demonstrate a strong potential for growth.

Maxim Templeton International Equity Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located outside the U.S., including those in emerging markets.

Maxim Loomis-Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. It may also invest up to 20% in preferred stocks, convertible preferred stocks or foreign securities and up to 35% in below investment grade quality securities.

Maxim Ariel Small-Cap Value Portfolio seeks long term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalizations are less than $2 billion at the time of purchase. This portfolio will emphasize small companies that are believed to be undervalued but demonstrate a strong potential for growth, focusing on issuers with market capitalizations under $2 billion at the time of purchase.

Maxim INVESCO Small-Cap Growth Portfolio seeks to achieve long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investments purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or less at the time of initial purchase. This portfolio may also invest up to 20% in equity securities of companies with market capitalizations in excess of $2.5 billion.

Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.

Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio invests in a combination of common stocks and fixed income securities, including preferred stocks, convertible securities and bonds. Under normal circumstances, the portfolio invests a majority of its total assets in common stocks and approximately one-third of its assets in investment grade debt securities.

Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of well-established companies paying above-average dividends.


Maxim Value Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Value Index.1 The S&P/BARRA Value Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios.

Maxim Growth Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Growth Index.1 The S&P/BARRA Growth Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios.


Maxim Loomis-Sayles Small-Cap Value Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2000 of the smallest U.S. companies. (approximately $2.72 million to $2.96 billion as of December 31, 2001). The portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

Maxim Founders Growth & Income Portfolio seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies. Large companies are generally companies that have market capitalizations of more than $10 billion. This range may fluctuate depending on changes in the value of the stock market as a whole. Effective June 10, 2002, this Portfolio is no longer open to incoming transfers and will not accept new contributions.

Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in the S&P 400 MidCap Index or the Russell MidCap Growth Index (approximately $109.3 million to $15.7 billion as of December 31, 2001), emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.


Maxim Profile  Portfolios
Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.


Maxim Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments.

Maxim Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments, though income is a secondary consideration.

Maxim Moderate Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, with a relatively equal emphasis on equity and fixed income investments.

Maxim Moderately Conservative Profile I Portfolio seeks capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments, and to a lesser degree equity investments.

Maxim Conservative Profile I Portfolio seeks capital preservation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments.


--------

1Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.



Fidelity VIP Growth Portfolio seeks capital appreciation primarily by investing in common stocks.


Fidelity VIP Contrafund Portfolio seeks long-term capital appreciation by investing primarily in common stocks. The portfolio invests its assets in securities of companies whose value its investment advisor believes is not fully recognized by the public.


Janus Aspen Series


Janus Aspen Series Worldwide Growth Portfolio (Institutional Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests in common stocks of companies of any size throughout the world.


Stein Roe Variable Investment Trust


Stein Roe Balanced Fund, Variable Series (Class A) seeks high total investment return. The Fund allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Fund invests primarily in well-established companies that have large market capitalizations. The Fund also invests at least 25% of its assets in bonds. The Fund purchases bonds that are "investment grade" - that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization or, if unrated, the Fund may invest in securities the portfolio managers believe are investment-grade quality. The portfolio managers set the Fund's asset allocation between stocks, bonds and cash. The portfolio managers may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.


The Alger American Fund

Alger American Balanced Portfolio seeks current income and long-term capital appreciation. This portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest categories by an established rating agency or, if not rated, which are determined by the portfolio manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.

Alger American MidCap Growth Portfolio seeks long-term capital appreciation. This portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Pioneer Variable Contracts Trust


Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Following are the ten Eligible Funds which are publicly offered mutual funds. AIM Funds AIM Blue Chip Fund seeks long term growth of capital with a secondary objective of current income. Under normal market conditions, this fund seeks to meet these objectives by investing at least 65% of its total assets in common stock of Blue Chip companies. Blue Chip companies are those companies that the fund's portfolio managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries.

AIM Small Cap Growth Fund (Class A) seeks long-term growth of capital. Under normal market conditions, the fund seeks to meet this objective by investment of at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations less than that of the largest company in the Russell 2000 Index. The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

American Century Funds (Investor Class)

American Century Equity Income Fund seeks to provide current income. Capital appreciation is a secondary objective. The fund seeks to meet these objectives by investing in common stocks of companies that the fund's managers believe have a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Under normal market conditions, the fund managers intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 65% of its assets in U.S. equity securities.

American Century Income & Growth Fund seeks to provide long-term capital growth. Income is a secondary objective. The fund seeks to meet these objectives by investing in common stocks primarily from the largest 1,500 publicly traded U.S. companies (measured by the value of their stock). This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates. The fund managers' goal is to create a fund that provides better returns than the Standard & Poor's 500 Index, without taking on significant additional risk. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

Artisan Funds, Inc. (Investor Class)

Artisan International Fund seeks maximum long-term capital growth. Under normal market conditions, this fund seeks to meet this objective by investing at least 65% of its total assets in stocks of foreign companies.


Federated Equity Funds

Federated Capital Appreciation Fund (Class A) seeks to provide capital appreciation. Under normal market conditions, the fund invests primarily in common stock of companies with medium and large market capitalization that offer superior growth prospects or of companies whose stock is undervalued.


INVESCO Stock Funds, Inc.

INVESCO Dynamics Fund seeks long-term capital growth. Under normal market conditions, it primarily invests in common stocks of rapidly growing mid-sized companies which are defined as stocks that are included in the Russell MidCap Growth Index at the time of purchase, or, if not included in the Index, have market capitalizations between $2.5 billion and $15 billion at the time of purchase.


Janus Funds

Janus Twenty Fund seeks long-term growth of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in a core group of 20-30 common stocks.

Janus Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks of any size throughout the world. The fund normally invests in issuers from at least five countries, including the United States; however, the fund may invest in fewer than five countries or even a single country.

Janus Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in larger, more established companies. The fund may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high-risk bonds ("junk bonds"). The fund manager applies a "bottom up" approach in choosing investments. In other words, the fund manager looks for companies with earnings growth potential one at a time.


Legg Mason Equity Funds

Legg Mason Value Trust (Financial Intermediary Class) seeks long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities that, in the adviser's opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business.

MFS(R) Strategic Growth Fund

MFS Strategic Growth Fund seeks capital appreciation. Under normal market conditions, the fund invests at least 65% of its total assets in common stocks and related securities, such as preferred stock, bonds, warrants, or rights convertible into stock and depositary receipts for these securities, of companies which the fund's investment adviser believes offer superior prospectus for growth. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

Oppenheimer Funds

Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the investment adviser believes may appreciate in value over the long term. The Fund currently focuses mainly on mid-cap and large-cap domestic companies, but buys foreign stocks as well.

PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund seeks to achieve its investment objective by investing at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates.


RS Investment Trust

RS Emerging Growth Fund seeks capital appreciation. Under normal market conditions, it seeks to meet this objective by investing primarily in smaller, rapidly growing emerging companies. The fund generally invests in industry segments that the fund's managers believe are experiencing rapid growth and in companies with proprietary advantages. Franklin Strategic Series Funds Franklin Small-Mid Cap Growth Fund seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. small capitalization (small cap) companies and in the equity securities of mid capitalization (mid cap) companies. Shareholders will be given 60 days' advance notice of any change to this policy. For this fund, mid cap companies are those companies with market cap values not exceeding $8.5 billion and small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the fund manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small or mid cap measures described above.

Eligible Fund Investment Advisers


Maxim Series Fund, Inc. is advised by GW Capital Management, LLC (doing business as Maxim Capital Management, LLC), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.

The Alger American Fund is advised by Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003.

Fidelity Variable Insurance Products Fund is advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

The Janus Aspen Series is advised by Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206.


Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.


The SteinRoe Variable Investment Trust is advised by Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606. Nordea Investment Management North America, Inc., 437 Madison Avenue, New York, New York 10022, is the investment sub-adviser to Stein Roe Balanced Fund, Variable Series (Class
A).


AIM Funds are advised by A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

The American Century Investor Class Equity Income Fund and American Century Income & Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.


Artisan Funds, Inc. is advised by Artisan Partners Limited Partnership, 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202-3197.

INVESCO Stock Funds, Inc. is advised by INVESCO Funds Group, Inc., 4350 Monaco Street, Denver, Colorado 80237.

Janus Worldwide Fund, Janus Fund and Janus Twenty Fund are advised by Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206.


RS Emerging Growth Fund is advised by RS Investment Management, L.P., 388 Market Street, Suite 200, San Francisco, California 94111.

The Franklin Small-Mid Cap Growth Fund is advised by Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403.

The MFS Strategic Growth Fund is advised by Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116.

PIMCO Funds: Pacific Investment Management Series are advised by Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660.

The  Federated  Equity  Funds are  advised by  Federated  Investment  Management
Company,   Federated   Investors   Tower,   1001  Liberty  Avenue,   Pittsburgh,
Pennsylvania 15222.

Oppenheimer Funds are advised by OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018.

Legg Mason Equity Funds are advised by Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, Maryland 21202.


Maxim Series Fund Sub-Advisers

GW Capital Management, LLC hires sub-advisers to manage the investment and reinvestment of assets of a number of the Maxim Series Fund, Inc. portfolios. These sub-advisers are subject to the review and supervision of GW Capital Management, LLC. and the board of directors of Maxim Series Fund, Inc.


Ariel Capital Management, Inc. serves as the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 200 E. Randolph Drive, Chicago, Illinois 60601.


Barclays Global Fund Advisors serves as the sub-adviser of the Maxim Stock Index, Maxim Index 600, Maxim Growth Index and Maxim Value Index Portfolios. Barclays is located at 45 Fremont Street, San Francisco, CA 94105.


Founders Asset Management, LLC serves as the sub-adviser of the Maxim Founders Growth & Income Portfolio. Founders is located at 2930 East Third Avenue, Denver, CO 80206.

INVESCO Global Asset Management (N.A.), Inc. serves as the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Global Asset Management (N.A.), Inc. is located at 1360 Peachtree Street, Atlanta, Georgia 30309.

INVESCO Funds Group, Inc. serves as the sub-adviser of the Maxim INVESCO Small-Cap Growth Portfolio and the Maxim INVESCO Balanced Portfolio. INVESCO Funds Group, Inc. is located at 4350 S. Monaco Street, Denver, Colorado 80237. Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.


Templeton Investment Counsel, Inc. serves as the sub-adviser of the Maxim Templeton International Equity Portfolio. Templeton is located at Broward Financial Centre, 500 East Broward Blvd, Suite 2100, Fort Lauderdale, Florida 33394.

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-701-8255, or by writing to Great-West at D790 - Savings Communications, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.

THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Group Contract in connection with:
        o 401(a) Plans;
        o 401(k) Plans;
        o 403(b) Plans;
        o 457 (b) or (f) Plans
        o 415(m) Plans; and
        o NQDC Plans.
The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Policyholder has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Group Contract

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Policyholder. If you are eligible to participate in the plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Policyholder, as applicable or a BCE representative. Your application will be forwarded to us for processing. Please consult with your employer or the Group Policyholder, as the case may be, for information concerning your eligibility to participate in the plan and the Group Contract.

Contributions

Your employer will send us contributions on your behalf. There is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date.

Participant Annuity Account

When we approve your application we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk(R) or via the Internet.

ACCUMULATION  PERIOD

Application and Initial Contribution

        o For 403(b) Plans (other than employer-sponsored plans):

If your application is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your application within two business days of receipt at our Administrative Offices. If your application is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the application. Upon completion of your application, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the application. If your application remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).

        o For all other plans:

If your application is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your application, within two business days of receipt at our Administrative Offices. If your application is incomplete, we will contact you or the Group Policyholder to obtain the missing information. If your application remains incomplete for five business days, we will immediately return your Contributions. If we complete an application within five business days of our receipt of the incomplete application, we will allocate your initial Contribution within two business days of the application's completion in accordance with your allocation instructions. However, if your application is incomplete solely because you have not provided complete allocation instructions, we will consider the application to be complete if the Group Policyholder has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement plan.

Free Look Period

Under certain Group Contracts issued in connection with a 403(b) Plan, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of GWL&A within 10 days after GWL&A receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.

Subsequent Contributions

We will allocate subsequent Contributions according to the allocation instructions you provided in the application. We will allocate Contributions on the Valuation Date we receive them.


You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.


Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution to an Investment Division by that Investment Division's Accumulation Unit value. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date. On the day after Thanksgiving, you can only submit transaction Requests by KeyTalk(R) or through the Internet.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options subject to the following limitations:

o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Investment Divisions and/or the Daily Interest Guaranteed Fixed Option at any time by Request.

o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Guaranteed Certificate Funds Fixed Options only at Certificate maturity by Request. (See your Group Contract for more information.)

o You may Transfer all or a portion of your Participant Annuity Account into the Guaranteed Fixed Fund (GFF) at any time. However, the percentage available for Transferring out of the GFF will range from 20% to 100% of the previous December 31 account balance. (See your Group Contract for more information.)

Your Request must specify:
o  the amounts being transferred,
o the Investment Division(s) or Fixed Options from which the Transfer is to be made, and
o the Investment Division(s) or Fixed Options that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date that we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Automatic Custom Transfers

Dollar Cost Averaging


You may arrange for systematic Transfers from any Investment Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Maxim Money Market Investment Division to other Investment Divisions as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.


You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.

Dollar cost averaging Transfers must meet the following conditions:

      o The minimum amount that can be Transferred out of an Investment Division is $100 per month.


      o You must: (1) specify the dollar amount to be Transferred, (2)designate the Investment Division(s) to which the Transfer will be made, and
        (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

        o Your entire Variable Account Value must be included.

        o You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

        o Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.

        o Under 401(a), 401(k), 403(b) or governmental 457(b) Plans, loans may be available under your Plan.

        o Consult your employer or Group Policyholder, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

        o The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement plan.

        o When we receive a Request for a partial withdrawal 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.

        o A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.

Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value. Certain restrictions apply to partial or total withdrawals under a Group Contract. (See "Federal Tax Consequences.")

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See "Charges and Deductions"). In addition, there may be certain tax consequences to you when you make withdrawals. (See "Federal Tax Consequences.")

Cessation of Contributions

In the future, either GWL&A or the Group Policyholder may determine that no further Contributions will be made under the Group Contract. Should this occur, then GWL&A or the Group Policyholder, as applicable, shall provide the other party 60 days written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, GWL&A shall continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.

In the event that a Date of Cessation is declared and the Group Contract is terminated, the Group Policyholder must, by Request, elect one of the following Cessation Options:

o Cessation Option (1):

    GWL&A will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, will apply to Transfers to Other Companies.

o Cessation Option (2):

    GWL&A will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan. GWL&A will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts as of the Date of Cessation to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan, in 20 equal quarterly installments.

o Cessation Option (3):

     In the event of an early termination under certain Group Contracts with a Guaranteed Fixed Fund option, GWL&A will pay the Variable Account Values in accordance with the procedure described in Cessation Option (2). GWL&A will pay the Guaranteed Fixed Fund Values within 30 days of the Date of Cessation in accordance with the terms of the Guaranteed Fixed Fund rider to the Group Contract.

If the Group Policyholder has not elected a cessation option within thirty (30) days of the Date of Cessation, Cessation Option (1) will be deemed to have been elected for Group Contracts without a Guaranteed Fixed Fund rider.

CESSATION OPTIONS (2) AND (3) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

Payment of Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

         o If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax.

         o If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

o under any of the Annuity Payment Options,

o as a lump-sum payment, or

o as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at GWL&A's Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

o If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death.

o If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the Investment Company Act of 1940.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

         o if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

         o if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;

         o if there is no surviving primary beneficiary, the Participant
           Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

         o if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass to the Participant's estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Policyholder, as the case may be, or your BCE representative to determine the actual charges and deductions which are applicable to your Group Contract.

Contract Maintenance Charge

o We may deduct a Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.

o If your Participant Annuity Account is established after that date, the Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.


o   The deduction will be pro-rated between your Variable and Guaranteed
    Accounts.


o  No refund of this charge will be made.

o The Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group Contract.

o This Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.

Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months ("Certain Periodic Payments"), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge ("CDSC"). The amount of the CDSC depends on the type of Plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.


Depending upon the Group Contract in which you participate, the CDSC will be based on one of the three levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.


While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Policyholder, as the case may be, or your BCE representative.


Level 1: 6% Capped CDSC

The    CDSC for Level 1 Group Contracts will be an amount equal to 6% of:

        o the amount of the total or partial withdrawal
        o the amount Transferred to Other Companies; or
        o the amount of Certain Periodic Payments

The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years


The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in the your sixth year of participation or later, you will incur no contingent deferred sales charge.


Level 3: 5% Decreasing Charge

The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below:

Years of participation in       The applicable percentage
this Group Contract             shall be
0-4 years                       5%
5-9 years                       4%
10-14 years                     3%
15 or more years                0%


Level 4:


Level 4:  No Contingent Deferred Sales Charges

Under Level 4 Group Contracts we do not assess any contingent deferred sales charge.


Additional Contingent Deferred Sales Charges:


If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-4 above) will apply in addition to the following charges:


o an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:

Number of Years of Participation     Applicable Percentage
in Both the Exchanged Annuity
Contract and this Group Contract
----------------------------------  --------------------------
Less than 5 Years                             6%
More than 5Years but less than                5%
10 Years
More than 10 Years                            4%


The additional CDSC applies only to amounts attributable to your fixed annuity contract on the date you exchanged that contract for an interest in the Group Contract (the "Exchanged Amount"). Thus the additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted.

The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%.


Contingent Deferred Sales Charge Free Amount


You may be eligible for a CDSC "Free Amount."

o The CDSC "Free Amount" is an amount against which the CDSC will not be assessed.


o The "Free Amount" shall not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any "Free Amount."


General Provisions Applicable to the CDSC.

The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):

     If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.

The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The CDSC is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the CDSC applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:


o        size of the prospective group,
o        projected annual Contributions for all Participants in the group,
o        frequency of projected withdrawals,
o        type and frequency of administrative and sales services provided,
o level of contract maintenance charge, administrative charge and mortality and expense risk charge,
o        type and level of communication services provided, and
o        number and type of plans.


We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.

It is possible that the CDSC will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets.


Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

     1) a daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"); or
     2) a periodic deduction from your Participant Annuity Account Value (the "Periodic M&E Deduction")

You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Policyholder, as the case may be, or your BCE representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Currently there are six annual rates as set forth in Appendix B. Additional rates may be created in the future. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division's Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the accumulation period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.

After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)

You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date, since we bear the risk of unfavorable experience in your Variable Sub-Accounts, see "Death Benefit" for additional information.

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

     o size of the prospective group,
     o projected annual Contributions for all Participants in the group,
     o frequency of projected distributions,
     o type and frequency of administrative and sales services provided, and

     o level of contract maintenance charge, administrative charge and CDSC.


GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflect the deduction of the Eligible Funds' fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any.

o A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.
o All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

o The payment frequency of either 12-, 6-, 3- or 1-month intervals
o A payment amount--a minimum of $50 is required o The calendar day of the month on which payments will be made o One payment option
o To allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
  o prorate  the  amount  to be paid  across  all  Variable and Guaranteed Sub-
    Accounts  in  proportion  to the  assets in each sub-account, or
  o select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.

Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC plan in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While periodic withdrawals are being received:

o You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
o You may keep the same investment options as were in force before periodic payments began.
o Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
        o we will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.
        o we will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account.

Periodic payments will cease on the earlier of the date:
o the amount elected to be paid under the option selected has been reduced to zero.
o        the Participant Annuity Account Value is zero.
o You Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals).
o        You die.

If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1--Income for a specified period (at least 36 months)

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 - Interest Only
Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1/2 years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.

Option 4 - Minimum Distribution.

Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).

If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and the 10% penalty tax. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

     o April 1 of the calendar year following the later of either
     o the calendar year in which the Participant attains age 70 1/2; or
     o the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with GWL&A.


Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.


The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the Guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option No. 3: Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Amount (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36 months.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option  No.  6:  Systematic   Withdrawal   Payment  Option  (available  only  as
fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information).

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Variable Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age and/or sex of the annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.

Amount of Variable Payment after the First Payment


Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.


Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date;
(ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to your Annuity Commencement Date. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments; Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Option without the prior written consent of GWL&A is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

     o no changes can be made in the annuity form,
     o no additional Contributions will be accepted under the Contract and
     o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you're concerned about these tax implications you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code or a NQDC Plan.


Taxation of Annuities in General

Section 72 of the Code governs the taxation of non-qualified annuities in general and distributions from qualified plans. A Participant is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs by withdrawing all or part of the Participant Annuity Account Value (for example, withdrawals or annuity payments under the annuity payment option elected). The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.


Currently, none of the amounts contributed to a 457(b) or 457(f), 415(m) or NQDC Plan constitute cost basis in the Group Contract. Thus, all amounts distributed to Participants from a 457(b) or 457(f), 415(m) or NQDC Plan are taxable at ordinary income rates. No special averaging rules apply to distributions from 457(b), 457(f), 415(m) or NQDC Plans.

If a Group Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Group Contract is included in the entity's income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b) or 457(f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.


401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Generally, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified plans is limited to the lesser of $40,000 or 100% of a Participant's compensation as defined in Section 415 of the Code as indexed from time to time. Distributions from the plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their plan.

401(k) Plans

Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension or to a SIMPLE retirement account. For 2002, the total amount of elective deferrals that can be contributed to all such plans is $11,000. This amount increases by $1,000 each year through 2006 so that beginning in 2006 and thereafter, the applicable dollar limit is $15,000. Beginning in 2007, the $15,000 limit will be adjusted for cost-of-living increases in $500 increments.

The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.

Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Plans for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed


        o  the contribution limit in Section 415; and


        o  the elective deferral limit in Section 402(g) of the  Code.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension or a SIMPLE retirement account. For 2002, the total amount of elective deferrals that can be contributed to all such plans is $11,000. Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by the Participant or his beneficiary.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Distribution Restrictions apply:


o Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code..


o Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:


o        dies,
o        becomes disabled,
o        severs employment; or

o suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.

If allowed by the plan, the Participant may make an in-service transfer of an amount to a defined benefit governmental plan for purchase of permissible service credits.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors.

Federal income tax is deferred on Contributions to a 457(b) Plan and the earnings thereon to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of the applicable dollar amount (as adjusted for cost-of-living increases) or 100% of a Participant's includable compensation. For 2002, the maximum amount that may be contributed is $11,000. Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.


Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the Employer, attains age 70 1/2 orincurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseeable emergency.


For governmental 457(b) plans only, and if the plan document so allows, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.

457(f) Plans


Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a nonqualified deferred compensation plan.


A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying plan document.

There are no tax restrictions on distributions from a 457(f) Plan. However, distributions from a 457(f) Plan are subject to the provisions of the underlying plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under Section 415 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

There are no tax restrictions on distributions from a 415(m) Plan. However, distributions from a 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan for a select group of management or highly compensated employees under a NQDC Plan.

A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying nonqualified deferred compensation plan document.


There are no tax restrictions on distributions from a NQDC Plan. However, distributions from the NQDC Plan are subject to the provisions of the underlying plan.


 An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement plan as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. See the discussion under Federal Income Tax Withholding later in this Prospectus.

For 403(b) Plans only, Revenue Ruling 90-24 allows Participants to transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation. If the 403(b) Plan is employer-sponsored, transfers under Revenue Ruling 90-24 may be restricted to 403(b) providers approved by the plan sponsor.


Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement plan.


Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

     o the calendar year in which the Participant attains age 70 1/2; or
     o the calendar year in which the Participant retires,

called the Required Beginning Date.

All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant's age in the current year, and the applicable Table as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving spouse who is more than 10 years younger may elect a joint and survivor calculation.

If the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax adviser.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k), 403(b) or governmental 457(b) Plan are normally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the contract. The Participant will have a cost basis for the contract only when after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Annuity Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

        o A "10-year averaging" procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax adviser should be consulted.


Partial distributions received before the annuity starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis for his contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a non-governmental 457(b) Plan, a 457 (f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.


Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax may not apply to distributions:

     (1) made to a beneficiary on or after the death of the Participant;
     (2) attributable to the Participant's being disabled within the meaning of Code Section 72(m)(7);
     (3) made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or life expectancies of the Participant and his designated beneficiary;
     (4) made to a Participant on account of separation from service after attaining age 55;
     (5) properly made to an alternate payee under a qualified domestic relations order;
     (6) made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;
     (7) timely made to correct an excess aggregate contribution;
     (8) timely made to reduce an excess elective deferral; or
     (9) made subject to an Internal Revenue Service levy imposed on the plan.

If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

o        the Participant reaching age 591/2or,
o        within five years of the date of the first payment,

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Penalty Tax for Failing to Distribute the Required Minimum Distribution Amount

If the amount distributed during a tax year is less than the minimum required distribution, there is an additional tax imposed on the Participant equal to 50% of the amount that the distribution made in the year falls short of the required amount, as set forth in Section 4974 of the Code.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in
Section 401(a)(9) of the Code and the regulations thereunder. Generally, if the Participant dies while receiving annuity payments or other required minimum distributions under the plan and before the entire interest in the account has been distributed, the remainder of his interest must be distributed to the beneficiary at least as rapidly as under the method in effect as of the Participant's date of death.

If the Participant dies before payments have begun, his entire interest must generally be distributed within five (5) years after the date of death. This five year rule applies to all non-individual beneficiaries except certain trusts where the beneficiaries of the trust will be treated as having been designated as beneficiaries.

However, if an individual other than the surviving spouse has been designated as beneficiary, payments may be made:


o  over the life of that individual, or
o over a period not extending beyond the life expectancy of that individual so long as payments begin on or before December 31 of the year following the year of death.


If the beneficiary is the Participant's spouse, distributions are not required to begin until:

o  the date the employee would have attained age 70 1/2.
o If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the employee.

Participants and beneficiaries should seek competent tax or legal advice about the tax consequences of distributions.

Federal Income Tax Withholding

Effective January 1, 2002, certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as "eligible rollover distributions."

    o Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement plan as defined in the Code.

    o With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

All amounts distributed are tax reported on Form 1099-R.

Distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Seek Tax Advice

The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE RELATED INFORMATION

From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Maxim Money Market Investment Division. We may advertise both standardized and non-standardized performance data for the Investment Divisions. All performance information will be based on historical information and is not intended to indicate future performance.

The yield of the Maxim Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


The yield calculations do not reflect the effect of any CDSC or any Premium Tax that may be applicable to the Group Contract. To the extent that any CDSC or Premium Taxes are applicable to the Group Contract, the yield of that Investment Division will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.


    Investment Division        Yield      Effective
                                            Yield

    Maxim Money Market         1.50%        1.49%


Average annual total return quotations represent the average annual compounded rate of return that would equate to an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) on the last day of each period for which total return quotations are provided.


The following table illustrates standardized and non-standardized average annual total return for the one, five and ten year periods (or the period since inception, as appropriate) ended December 31, 2001. The standardized data reflect the deduction of the Level 1 CDSC and the highest level of all other fees and charges under the Group Contract that would be imposed upon a total withdrawal, and are calculated from the inception date of the Investment Division. The non-standardized data reflect the deductions of all fees and charges under the Group Contract, and are:
o shown without the effect of any CDSC imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Investment Division;
o shown with the effect of the Level 1 CDSC imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division; and
o shown without the effect of any CDSC imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division.


Following the tables is a chart, which lists the inception dates of the Investment Divisions and their corresponding Eligible Funds.

AVERAGE ANNUAL TOTAL RETURNS


The following table illustrates Average Annual Total Return assuming a Level 1 CDSC, a $30 Contract Maintenance Charge and a 1.25% Mortality and Expense Charge


               INVESTMENT                                                            Before        After        Before        After
                DIVISION                  Before     After     Before     After       CDSC         CDSC          CDSC          CDSC
                                           CDSC      CDSC      CDSC       CDSC      10 Years      10 Years     10 Years     10 Years
                                            1         1          5          5        or, if        or, if       or, if       or, if
                                           Year      Year      Years      Years       Less,         Less         Less         Less
                                                                                    Life of        Life of      Life of      Life of
                                                                                   Investment    Investment   Underlying  Underlying
                                                                                    Division      Division       Fund          Fund
                                                                                                               Portfolio   Portfolio


 Maxim Templeton International Equity     -11.58%   -17.60%     1.48%      0.30%      4.69%         4.67%         4.68%      4.66%
 Maxim INVESCO ADR                        -17.57%   -23.58%     1.39%      0.21%      5.58%         5.56%         5.24%      5.22%
 Janus Aspen Series Worldwide Growth      -23.42%   -29.43%      N/A        N/A       1.83%         0.18%        14.29%     14.27%
 Maxim INVESCO Small-Cap Growth           -23.84%   -29.85%     9.87%      9.01%     14.67%        14.64%        14.40%     14.38%
 Maxim Loomis-Sayles Small-Cap Value       12.91%     6.89%      N/A        N/A       7.02%         5.87%        14.15%     14.13%
 Maxim Index 600                            4.47%    -1.55%     7.85%      6.93%      8.74%         8.71%         8.73%      8.71%
 Maxim Ariel Small-Cap Value               14.21%     8.19%    12.41%     11.63%     12.98%        12.96%        11.23%     11.21%
 Maxim T. Rowe Price MidCap Growth         -2.36%    -8.38%      N/A        N/A      11.80%        10.81%        12.41%     11.49%
 Alger American MidCap Growth              -7.72%    -13.73%     N/A        N/A       9.92%         7.60%        17.30%     17.28%
 Maxim Ariel Mid-Cap Value                 16.70%     10.68%   14.82%     14.10%     14.74%        14.71%        13.87%     13.85%
 Fidelity VIP Growth                      -18.70%    -24.72%   10.27%      9.42%     12.56%        12.54%        11.90%     11.87%
 Maxim Founders Growth & Income           -18.55%    -24.57%     N/A        N/A      -2.32%        -3.88%        -2.88%     -4.42%
 Maxim Growth Index                       -14.20%    -20.22%     N/A        N/A       3.95%         2.69%        11.03%     11.01%
 Maxim Stock Index                        -12.76%    -18.78%    8.93%      8.04%     10.74%        10.71%        10.74%     10.71%
 Maxim T. Rowe Price Equity-Income          0.37%     -5.65%    9.36%      8.49%     12.94%        12.91%        12.94%     12.91%
 Pioneer Equity Income VCT                 -8.33%    -14.35%     N/A        N/A       0.64%        -1.97%        12.53%     12.51%
 Maxim Value Index                        -13.45%    -19.47%     N/A        N/A       4.95%         3.73%        11.00%     10.98%
 Fidelity VIP Contrafund                  -13.36%    -19.37%     N/A        N/A       5.10%         3.34%        14.31%     14.29%
 Maxim INVESCO Balanced                   -13.08%   -19.10%     7.15%      6.20%      7.18%         6.27%         7.06%      6.17%
 Stein Roe Balanced, Variable Series      -10.33%   -16.34%      N/A        N/A       0.97%        -0.72%         6.83%      6.47%
 Alger American Balanced                   -3.17%    -9.19%      N/A        N/A       2.93%         0.39%        10.62%     10.59%
 Maxim Bond Index                           6.18%     0.16%      N/A        N/A       7.05%         4.64%         5.06%      5.04%
 Maxim Bond                                 5.76%    -0.26%     4.27%      3.21%      4.59%         4.57%         4.59%      4.57%
 Maxim Loomis-Sayles Bond                   1.29%    -4.73%     4.27%      3.21%      7.84%         7.82%         7.66%      7.64%
 Maxim U.S. Government Securities           5.74%    -0.28%     5.36%      4.34%      5.43%         5.41%         5.43%      5.41%
 Maxim Aggressive Profile I                -6.91%   -12.93R      N/A        N/A       4.34%         3.09%         4.34%      3.09%
 Maxim Moderately Aggressive Profile I     -5.81%   -11.83%      N/A        N/A       4.89%         3.67%         4.89%      3.67%
 Maxim Moderate Profile I                  -3.95%    -9.97%      N/A        N/A       4.47%         3.23%         4.47%      3.23%
 Maxim Moderately Conservative             -1.52%    -7.54%      N/A        N/A       3.13%         1.83%         3.13%      1.83%
 Profile I
 Maxim Conservative Profile I               1.58%    -4.44%      N/A        N/A       4.55%         3.32%         4.55%      3.32%
 AIM Blue Chip                            -23.89%   -29.91%      N/A        N/A     -30.78%       -36.79%         9.37%      9.34%
 American Century Equity -Income            9.94%     3.91%      N/A        N/A      29.96%        23.93%        15.28%     15.26%
 American Century Income & Growth          -9.52%   -15.54%      N/A        N/A     -13.89%       -19.21%       11.51%      -1.24%
 Artisan International                    -16.95%   -22.97%      N/A        N/A     -26.59%       -32.61%       14.85%      14.83%
 INVESCO Dynamics                         -33.76%   -39.78%      N/A        N/A     -37.33%       -43.34%       11.68%      11.65%
 Janus Twenty                             -30.10%   -36.11%      N/A        N/A     -45.58%       -51.59%       10.37%      10.35%
 Janus Worldwide                          -23.86%   -29.88%      N/A        N/A     -35.10%       -41.11%       12.16%      12.14%
 RS Emerging Growth                       -28.21%   -34.23%      N/A        N/A     -36.06%       -42.08%       13.02%      13.00%
 Franklin Small-MidCap Growth             -21.53%   -27.54%      N/A        N/A     -34.06%       -39.63%       14.63%      11.28%
 Janus Fund                               -27.02%   -33.0        N/A        N/A     -35.72%       -39.63%        9.71%      -1.24%
 MFS Strategic Growth                        N/A     N/A         N/A        N/A       N/A           N/A         18.45%      18.43%
 AIM Small Cap Growth                        N/A     N/A         N/A        N/A       N/A           N/A         16.01%      15.98%
 PIMCO Total Return                          N/A     N/A         N/A        N/A       N/A           N/A          7.17%       7.15%
 Oppenheimer Capital Appreciation            N/A     N/A         N/A        N/A       N/A           N/A         12.90%      12.67%
 Legg Mason Value Trust                      N/A     N/A         N/A        N/A       N/A           N/A         -8.20%     -15.25%
 Federated Capital Appreciation              N/A     N/A         N/A        N/A       N/A           N/A         13.63%      13.41%



The following table sets forth the inception date of each Investment Division and the inception date of the corresponding Eligible Fund.

              INVESTMENT DIVISION                     Eligible Fund Inception Date                Investment Division
                                                                                              Inception In Series Account

Maxim Money Market                                       February 25, 1982                        October 5, 1984
Maxim Bond                                               July 1, 1982                             October 5, 1984
Maxim Stock Index                                        July 1, 1982                             October 5, 1984
Maxim U.S. Government Securities                         April 4, 1985                            April 4, 1985
Maxim Index 600                                          December 1, 1993                         March 15, 1994
Maxim Ariel Mid-Cap Value                                December 31, 1993                        April 13, 1994
Maxim Templeton International Equity                     December 1, 1993                         April 13, 1994
Maxim Loomis-Sayles Bond                                 November 1, 1994                         February 2, 1995
Maxim Ariel Small-Cap Value                              December 1, 1993                         November 4, 1994
Maxim INVESCO ADR                                        November 1, 1994                         January 5, 1995
Maxim INVESCO Small-Cap Growth                           November 1, 1994                         January 9, 1995
Maxim INVESCO Balanced                                   October 1, 1996                          October 31, 1996
Maxim T. Rowe Price Equity/Income                        November 1, 1994                         November 1, 1994
Maxim Value Index                                        December 1, 1993                         September 11, 1997
Maxim Growth Index                                       December 1, 1993                         September 11, 1997
Maxim Loomis-Sayles Small-Cap Value                      November 1, 1994                         September 11, 1997
Maxim Founders Growth & Income                           June 30, 1997                            September 11, 1997
Maxim T. Rowe Price MidCap Growth                        June 30, 1997                            September 11, 1997
Maxim Aggressive Profile I                               September 11, 1997                       September 11, 1997
Moderately Aggressive Profile I                          September 11, 1997                       September 11, 1997
Moderate Profile I                                       September 11, 1997                       September 11, 1997
Maxim Moderately Conservative Profile I                  September 11, 1997                       September 11, 1997
Maxim Conservative Profile I                             September 11, 1997                       September 11, 1997
Fidelity VIP Growth                                      October 9, 1986                          April 21, 1994
Fidelity VIP Contrafund                                  January 3, 1995                          November 12, 1998
Janus Aspen Series, Worldwide Growth                     September 13, 1993                       June 2, 1998
Stein Roe Balanced, Variable Series                      January 1, 1989                          June 2, 1998
Pioneer Equity Income VCT                                March 1, 1995                            September 13, 1999
Alger American Balanced                                  September 5, 1989                        September 13, 1999
Alger American MidCap Growth                             May 3, 1993                              September 13, 1999
Maxim Bond Index                                         December 1, 1992                         September 13, 1999
AIM Blue Chip                                            February 4, 1987                         June 15, 2000
American Century Equity -Income                          August 1, 1994                           June 15, 2000
American Century Income & Growth                         December 17, 1990                        November 1, 2000
Artisan International                                    December 28, 1995                        June 15, 2000
INVESCO Dynamics                                         September 1, 1967                        June 15, 2000
Janus Twenty                                             April 30, 1985                           June 15, 2000
Janus Worldwide                                          May 15, 1991                             June 15, 2000
RS Emerging Growth                                       November 30, 1987                        June 15, 2000
Franklin Small-MidCap Growth                             February 14, 1992                        November 1, 2000
Janus Fund                                               February 5, 1970                         November 1, 2000
MFS Strategic Growth                                     January 2, 1996                          May 15, 2002
AIM Small Cap Growth                                     October 18, 1995                         May 15, 2002
PIMCO Total Return                                       September 8, 1994                        May 15, 2002
Oppenheimer Capital Appreciation                         January 22, 1981                         May 15, 2002
Legg Mason Value Trust                                   December 1, 1994                         May 15, 2002
Federated Capital Appreciation                           January 1, 1977                          May 15, 2002


VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Policyholder under all other plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant's percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Policyholder, as applicable, hold a voting interest in each Investment Division to which a Participant's Variable Sub-Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Policyholders have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS


BCE is the principal underwriter and the distributor of the Group Contracts, and is a wholly owned indirect subsidiary of Great-West. BCE is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone 1-800-701-8255.


The maximum commission as a percentage of the Contributions made under a Group Contract payable to BCE agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Policyholders or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant's or Group Policyholder's, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

         o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
         o To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account.

         o To substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

         o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
         o To change the time or time of day at which a Valuation Date is deemed to have ended.
         o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges we have guaranteed.
         o  To reject any application for any reason.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.


Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading Cessation of Contributions.

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you and the Group Policyholders.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt LLP.

AVAILABLE INFORMATION


We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission ("SEC") under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement.

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by Great-West concerning the Contract and the Series Account.

You can also review and copy any materials filed with the SEC at its Public Reference Room of the Securities and Exchange Commission located at 450 Fifth Street, N.W., Washington, D.C. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.


The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

         1.       Custodian and Independent Auditors
         2.       Underwriter
         3.       Calculation of Performance Data
         4.       Financial Statements



                                       Appendix A - Condensend Financial Information
                            Selected Data for Accumulation Units Outsanding Through Each Period
                                            for the Periods Ended December 31,



------------------------------------------- ------------ ------------ -------------- ------------- ------------ -------------
INVESTMENT DIVISION       (1.25)               2001         2000          1999           1998         1997          1996
------------------------------------------- ------------ ------------ -------------- ------------- ------------ -------------

MAXIM MONEY MARKET

Value at beginning of period                   20.61        19.68         19.01         $18.30       $17.60        $16.96
Value at end of period Value                   21.12        20.61         19.68         $19.01       $18.30        $17.60
Number of accumulation units outstanding     3,123,077   2,985,215.34 3,701.304.91   3,758,054.92  3,877,164.14 3,129,281.92
at end of period



------------ ------------- ------------- -------------
   1995          1994          1993          1992
------------ ------------- ------------- -------------



  $16.25        $15.84        $15.60        $15.26
  $16.96        $16.25        $15.84        $15.60
2,880,571.67 2,277,816.08   684,668.93     787,941



------------------------------------------- ------------ ------------ -------------- ------------- ------------ ------------- -
MAXIM BOND

Value at beginning of period                   31.25        29.42         29.87         $28.36       $26.82        $26.05
Value at end of period                         33.05        31.25         29.42         $29.87       $28.36        $26.82
Number of accumulation units outstanding      865,970    889,880.80   1,202.989.21   1,478,126.62  1,688,345.67 1,890,635.84
at end of period


------------ ------------- ------------- -------------
   1995          1994          1993          1992
------------ ------------- ------------- -------------



  $22.89        $23.74        $22.14        $21.10
  $26.05        $22.89        $23.74        $22.14
2,010,468.99 2,102,049.13  2,301,785.20   1,995,291



------------------------------------------- ------------ ------------ -------------- ------------- ------------ -------------
MAXIM STOCK INDEX

Value at beginning of period                   77.33        85.06         71.93         $57.44       $44.00        $36.57
Value at end of period                         67.46        77.33         85.06         $71.93       $57.44        $44.00
Number of accumulation units outstanding     5,331.785   5,911,559.63 6,767,826.02   7,484,324.11  8,215,445.99 7,884,581.79
at end of period


------------ ------------- ------------- -------------
   1995          1994          1993          1992
------------ ------------- ------------- -------------



  $27.30        $27.61        $25.44        $24.33
  $36.57        $27.30        $27.61        $25.44
7,636,165.40 7,589,448.89  9,325,064.15   8,106,011


------------------------------------------- ------------ ------------ -------------- ------------- ------------ -------------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period                   15.48        14.18         14.31         $13.51       $12.61        $12.29
Value at end of period                         16.37        15.48         14.18         $14.31       $13.51        $12.61
Number of accumulation units outstanding     2,055,297   2,041,895.23 2,599,233.40   3,217,525.64  3,225,407.45 3,234,023.68
at end of period


------------ ------------- ------------- -------------
   1995          1994          1993          1992
------------ ------------- ------------- -------------


  $10.71        $11.21        $10.38        $10.00
  $12.29        $10.71        $11.21        $10.38
3,165,425.83 2,756,894.60  1,892,295.35    251,644


------------------------------------------- ------------ ------------ -------------- ------------- ------------ -------------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period                   24.52        20.92         21.12         $15.99       $14.34        $13.70
Value at end of period                         28.61        24.52         20.92         $21.12       $15.99        $14.34
Number of accumulation units outstanding     1,563,715   1,544,026.15 2,033,465.79   2,277,248.95  2,495,810.84 2,440,068.07
at end of period


------------ -------------
   1995          1994
------------ -------------



  $10.96        $10.00
  $13.70        $10.96
1,715,174.42  788,758.55


------------------------------------------- ------------ ------------ -------------- ------------- ------------ -------------
MAXIM INDEX 600

Value at beginning of period                   18.80        17.27         15.63         $16.08       $13.46        $11.82
Value at end of period                         19.64        18.80         17.27         $15.63       $16.08        $13.46
Number of accumulation units outstanding      481,282    489,660.16    524,935.92     654,733.49   711,865.97    477,902.35
at end of period


------------ -------------
   1995          1994
------------ -------------



   $9.48        $10.00
  $11.82        $9.48
296,281.36    152,895.00



------------------------------------------- ------------ ------------ -------------- ------------- ------------ -------------
MAXIM TEMPLETON INTERNATIONAL EQUITY

Value at beginning of period                   16.22        16.16         12.59         $13.43       $13.33        $11.29
Value at end of period                         14.34        16.22         16.16         $12.59       $13.43        $13.33
Number of accumulation units outstanding     1,782,075   1,916,973.55 2,107,351.45   2,333,665.81  2,831,592.94 2,249,181.67
at end of period


------------ -------------
   1995          1994
------------ -------------



  $10.49        $10.00
  $11.29        $10.49
1,645,237.34 1,075,821.94

------------------------------------------- ------------ ------------ -------------- ------------- ------------ -------------
FIDELITY VIP GROWTH

Value at beginning of period                   29.22        33.23         24.48         $17.77       $14.57        $12.86
Value at end of period                         23.75        29.22         33.23         $24.48       $17.77        $14.57
Number of accumulation units outstanding     3,927,000   4,063,604.45 3,970,113.12   3,681,235.62  3,352,899.82 2,500,808.02
at end of period



------------ -------------
   1995          1994
------------ -------------



   $9.62        $10.00
  $12.86        $9.62
1,502,634.51  559,313.44


------------------------------------------- ------------ ------------ -------------- ------------- ------------ -------------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period                   23.85        21.39         20.94         $19.47       $15.30        $12.98
Value at end of period                         23.94        23.85         21.39         $20.94       $19.47        $15.30
Number of accumulation units outstanding     2,640,136   2,612,275.66 3,377,050.02   3,756,224.78  3,595,375.07 1,702,863.67
at end of period


------------ -------------
   1995          1994
------------ -------------


   $9.85        $10.00
  $12.98        $9.85
550,610.66    16,574.29



------------------------------------------- ------------ ------------ -------------- ------------- ------------ -------------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period                   21.19        16.94         18.21         $17.03       $13.48        $11.58
Value at end of period                         24.21        21.19         16.94         $18.21       $17.03        $13.48
Number of accumulation units outstanding      239,752    169,805.26    141,840.01     162,035.10   113,566.69    39,184.70
at end of period


------------ -------------
   1995          1994
------------ -------------



  $10.15        $10.00
  $11.58        $10.15
 30,919.44       .01







----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
INVESTMENT DIVISION       (1.25)                   2001         2000          1999         1998          1997         1996
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------

MAXIM LOOMIS SAYLES BOND
Value at beginning of period                       16.49        15.96        15.41        $15.09        $13.55       $12.44
Value at end of period                             16.70        16.49        15.96        $15.41        $15.09       $13.55
Number of accumulation units outstanding at       771,166    829,133.50   1,005,368.97  1,134,813.38  986,392.61   478,757.71
end of period


------------
   1995
------------


  $10.00
  $12.44
220,637.10


----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM INVESCO ADR

Value at beginning of period                       17.49        19.72        16.28        $14.90        $13.46       $11.25
Value at end of period                             14.42        17.49        19.72        $16.28        $14.90       $13.46
Number of accumulation units outstanding at       314,602    345,072.00    343,437.29   347,745.34    314,943.72   126,363.18
end of period


------------
   1995
------------



  $10.00
  $11.25
 23,104.73


----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM INVESCO SMALL-CAP GROWTH

Value at beginning of period                       34.44        39.83        22.31        $19.21        $16.38       $13.09
Value at end of period                             26.23        34.44        39.83        $22.31        $19.21       $16.38
Number of accumulation units outstanding at      1,313,120   1,403,141.94 1,279,850.46  1,277,401.42 1,340,084.31  776,719.68
end of period


------------
   1995
------------


  $10.00
  $13.09
210,982.04


----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM INVESCO BALANCED

Value at beginning of period                       16.47        17.01        14.76        $12.62        $10.13       $10.00
Value at end of period                             14.31        16.47        17.01        $14.76        $12.62       $10.13
Number of accumulation units outstanding at      5,371,616   5,796,613.43 5,105,248.56  5,029,978.19 4,925,017.36   22,568.19
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------
MAXIM VALUE INDEX

Value at beginning of period                       14.00        13.46        12.23        $10.82        $10.00
Value at end of period                             12.12        14.00        13.46        $12.23        $10.82
Number of accumulation units outstanding at       463,474    424,615.85    424,659.62   362,062.57    55,506.37
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ -------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------
MAXIM GROWTH INDEX

Value at beginning of period                       13.60        17.74        14.16        $10.44        $10.00
Value at end of period                             11.67        13.60        17.74        $14.16        $10.44
Number of accumulation units outstanding at      1,238.936   1,224,149.18 1,021,201.64  566,409.87    47,353.03
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ -------------

MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                       11.60        9.49          9.66        $10.01        $10.00
Value at end of period                             13.10        11.60         9.49         $9.66        $10.01
Number of accumulation units outstanding at       246,337    210,919.85    163,845.38   188,314.26    70,399.46
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ -------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------
MAXIM FOUNDERS GROWTH & INCOME

Value at beginning of period                       10.98        13.82        12.17        $10.45        $10.00
Value at end of period                             8.94         10.98        13.82        $12.17        $10.45
Number of accumulation units outstanding at       230,932    232,000.47    225,791.18   209,618.75    81,095.13
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ -------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                       16.24        15.32        12.45        $10.31        $10.00
Value at end of period                             15.85        16.24        15.32        $12.45        $10.31
Number of accumulation units outstanding at       624,926    583,195.94    470,150.71   384,828.79    128,683.86
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ -------------
----------------------------------------------- ------------ ------------ ------------- ------------ -------------

MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                       12.92        14.04        11.68        $10.29        $10.00
Value at end of period                             12.03        12.92        14.04        $11.68        $10.29
Number of accumulation units outstanding at       359,651    303,041.18    223,144.49   192,086.65    58,762.77
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ -------------




-------------------------------------- ----------- ---------- ------------ ------------ -----------
INVESTMENT DIVISION       (1.25)          2001       2000        1999         1998         1997
-------------------------------------- ----------- ---------- ------------ ------------ -----------
MAXIM MODERATELY AGGRESSIVE

PROFILE I
Value at beginning of period             13.07       13.83       11.48       $10.33      $10.00
Value at end of period                   12.31       13.07       13.83       $11.48      $10.33
Number of accumulation units            642,056    559,268.52 478,876.63   446,496.19   141,839.79
outstanding at end of period

-------------------------------------- ----------- ---------- ------------ ------------ ----------
-------------------------------------- ----------- ---------- ------------ ------------ ----------

MAXIM MODERATE PROFILE I
Value at beginning of period             12.59       12.93       11.25       $10.22      $10.00
Value at end of period                   12.09       12.59       12.93       $11.25      $10.22
Number of accumulation units            550,894    467,845.55 479,827.82   418,487.19   110,105.33
outstanding at end of period

-------------------------------------- ----------- ---------- ------------ ------------ ----------
-------------------------------------- ----------- ---------- ------------ ------------ ----------
MAXIM MODERATELY CONSERVATIVE
PROFILE I

Value at beginning of period             11.61       11.82       11.05       $10.19      $10.00
Value at end of period                   11.43       11.61       11.82       $11.05      $10.19
Number of accumulation units            285,065    294,535.03 309,247.32   354,140.45   53,608.55
outstanding at end of period

-------------------------------------- ----------- ---------- ------------ ------------ ----------

MAXIM CONSERVATIVE PROFILE I
Value at beginning of period             11.94       11.42       11.04       $10.32      $10.00
Value at end of period                   12.13       11.94       11.42       $11.04      $10.32
Number of accumulation units            409,009    408,528.31 431,714.66   436,225.06   72,034.42
outstanding at end of period

-------------------------------------- ----------- ---------- ------------ ------------ ----------
FIDELITY VIP II
CONTRAFUND

Value at beginning of period             13.23       14.35       11.69        10.00
Value at end of period                   11.46       13.23       14.35        11.69
Number of accumulation units            854,392    777,969.30 490,770.66    79,502.22
outstanding at end of period


-------------------------------------- ----------- ---------- ------------ ------------
ALGER AMERICAN BALANCED

Value at beginning of period             10.91       11.36       10.00
Value at end of period                   10.57       10.91       11.36
Number of accumulation units            598,195    505,908.25  94,918.42
outstanding at end of period

-------------------------------------- ----------- ---------- ------------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period             13.15       12.19       10.00
Value at end of period                   12.13       13.15       12.19
Number of accumulation units            857,730    865,700.73 126,221.16
outstanding at end of period


-------------------------------------- ----------- ---------- ------------
MAXIM BOND INDEX

Value at beginning of period             10.98       9.99        10.00
Value at end of period                   11.66       10.98       9.99
Number of accumulation units            176,019    65,240.25   12,077.38
outstanding at end of period

-------------------------------------- ----------- ---------- ------------
PIONEER EQUITY- INCOME VCT

Value at beginning of period             11.00       9.72        10.00
Value at end of period                   10.08       11.00       9.72
Number of accumulation units             44,049    53,890.54   17,679.99
outstanding at end of period

-------------------------------------- ----------- ---------- ------------

-------------------------------------------- ----------- -----------
INVESTMENT DIVISION       (1.25)                2001        2000
-------------------------------------------- ----------- -----------

-------------------------------------------- ----------- ----------
AIM BLUE CHIP FUND
Value at beginning of period                    8.55       10.00
Value at end of period                          6.51       8.55
Number of accumulation units outstanding      423.660    290,970.96
at end of period
-------------------------------------------- ----------- ----------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                   11.83       10.00
Value at end of period                         13.00       11.83
Number of accumulation units outstanding      107,627    27,963.04
at end of period
-------------------------------------------- ----------- ----------
RS EMERGING GROWTH
Value at beginning of period                    7.53       10.00
Value at end of period                          5.41       7.53
Number of accumulation units outstanding      467,056    290,275.09
at end of period
-------------------------------------------- ----------- ----------
ARTISAN INTERNATIONAL
Value at beginning of period                    8.48       10.00
Value at end of period                          7.04       8.48
Number of accumulation units outstanding      200,036    144,380.21
at end of period
-------------------------------------------- ----------- ----------
INVESCO DYNAMICS
Value at beginning of period                    8.46       10.00
Value at end of period                          5.60       8.46
Number of accumulation units outstanding      532,951    341,994.64
at end of period
-------------------------------------------- ----------- ----------
JANUS TWENTY
Value at beginning of period                    7.00       10.00
Value at end of period                          4.90       7.00
Number of accumulation units at end of        846,459    621,528.05
period
-------------------------------------------- ----------- ----------
JANUS WORLDWIDE
Value at beginning of period                    7.96       10.00
Value at end of period                          6.06       7.96
Number of accumulation units outstanding      584,126    408,303.89
at end of period

-------------------------------------------- ----------- ----------







------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
INVESTMENT DIVISION        (0.95)                    2001         2000         1999          1998         1997         1996
-------------------------------------------------                                                                   ------------
                                                  ------------ ------------ ------------ ------------- ------------
MAXIM MONEY MARKET

Value at beginning of period                         12.37        11.77        11.34        $10.89       $10.44       $10.04
Value at end of period Value                         12.72        12.37        11.77        11.34        $10.89       $10.44
Number of accumulation units outstanding at end     560,138    554,768.11   430,080.54    352,052.98   1,402,319.60 343,499.44
of period


------------
   1995
------------




  $10.00
  $01.04
169,096.04


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM BOND

Value at beginning of period                         12.32        11.56        11.70        $11.08       $10.44       $10.11
Value at end of period                               13.07        12.32        11.56        $11.70       $11.08       $10.44
Number of accumulation units outstanding at end     828,941    837,181.60   485,260.78    271,537.15   251,460.22   287,152.67
of period


------------
   1995
------------


  $10.00
  $10.11
197,590.07

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM STOCK INDEX

Value at beginning of period                         22.11        24.24        20.44        $16.27       $12.45       $10.30
Value at end of period                               19.34        22.11        24.24        $20.44       $16.27       $12.43
Number of accumulation units outstanding at end    3,559,785   3,707,280.13 1,877,727.40 1,470,364.97  2,328,852.18 2,057,207.66
of period


------------
   1995
------------


  $10.00
  $10.30
937,180.75
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period                         12.98        11.85        11.93        $11.23       $10.45       $10.15
Value at end of period                               13.77        12.98        11.85        $11.93       $11.23       $10.45
Number of accumulation units outstanding at end     429,435    369,129.68   217,847.85    151,304.43   112,314.59   119,989.13
of period


------------
   1995
------------


  $10.00
  $10.15
 39,695.16

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period                         18.78        15.97        16.08        $12.14       $10.85       $10.34
Value at end of period                               21.98        18.78        15.97        $16.08       $12.14       $10.85
Number of accumulation units outstanding at end     589,121    574,831.38   529,521.61    470,211.38   422,167.92   528,556.23
of period


------------
   1995
------------


  $10.00
  $10.34
194,687.27

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM INDEX 600

Value at beginning of period                         16.85        15.43        13.92        $14.28       $11.92       $10.43
Value at end of period                               17.65        16.85        15.43        $13.92       $14.28       $11.92
Number of accumulation units outstanding at end     197,788    203,257.77   173,995.43    72,881.82    147,236.05   132,987.33
of period


------------
   1995
------------


  $10.00
  $10.43
 72,120.51

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM TEMPLETON INTERNATIONAL EQUITY

Value at beginning of period                         15.11        15.01        11.66        $12.39       $12.27       $10.36
Value at end of period                               13.40        15.11        15.01        $11.66       $12.39       $12.27
Number of accumulation units outstanding at end     509,371    539,441.58   492,141.77    498,703.59   557,569.31   $548,157.84
of period


------------
   1995
------------


  $10.00
  $10.36
290,190.44


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
FIDELITY VIP GROWTH

Value at beginning of period                         22.17        25.14        18.46        $13.36       $10.93        $9.62
Value at end of period                               18.08        22.17        25.14        $18.46       $13.36       $10.93
Number of accumulation units outstanding at end    1,223,847   1,163,198.41 727,652.01    503,651.35   588,801.03   463,651.69
of period


------------
   1995
------------


  $10.00
   $9.62
164,201.34


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period                         19.46        17.40        16.99        $15.74       $12.34       $10.43
Value at end of period                               19.59        19.46        17.40        $16.99       $15.74       $12.34
Number of accumulation units outstanding at end     586,577    549,728.52   427,608.57    379,091.37   561,621.67   276,648.63
of period


------------
   1995
------------


  $10.00
  $10.43
 1,324.94


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period                         19.47        15.52        16.63        $15.50       $12.24       $10.48
Value at end of period                               22.30        19.47        15.52        $16.63       $15.50       $12.24
Number of accumulation units outstanding at end     74,353      51,535.19    37,219.61    21,916.39     4,787.54     1,652.65
of period


------------
   1995
------------


  $10.00
  $10.48
  164.60







------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
INVESTMENT DIVISION        (0.95)                    2001         2000         1999          1998         1997         1996
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

MAXIM LOOMIS SAYLES BOND
Value at beginning of period                         13.87        13.38        12.88        $12.57       $11.26       $10.30
Value at end of period                               14.09        13.87        13.38        $12.88       $12.57       $11.26
Number of accumulation units outstanding at end     176,528    185,615.42   132,735.46    107,193.71    84,830.69    38,958.69
of period



------------
   1995
------------


  $10.00
  $10.30
  269.42


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM INVESCO ADR

Value at beginning of period                         16.44        18.48        15.21        $13.88       $12.50       $10.41
Value at end of period                               13.60        16.44        18.48        $15.21       $13.88       $12.50
Number of accumulation units outstanding at end     113,759    104,087.89    70,783.74    51,071.84    149,143.92    74,310.25
of period


------------
   1995
------------


  $10.00
  $10.41
 1,130.83


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM INVESCO SMALL-CAP GROWTH

Value at beginning of period                         28.79        33.17        18.52        $15.90       $13.52       $10.77
Value at end of period                               21.99        28.79        33.17        $18.52       $15.90       $13.52
Number of accumulation units outstanding at end     536,016    495,178.57   335.181.31    251,992.27   296,221.15   159,393.34
of period


------------
   1995
------------
------------


  $10.00
  $10.77
 24,147.18


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM INVESCO
BALANCED

Value at beginning of period                         16.67        17.17        14.85        $12.66       $10.14       $10.00
Value at end of period                               14.53        16.67        17.17        $14.85       $12.66       $10.14
Number of accumulation units outstanding at end     968,138    971,565.34   478,348.00    342,274.21   340,421.00    4,262.66
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------
MAXIM VALUE
INDEX

Value at beginning of period                         14.14        13.55        12.28        $10.83       $10.00
Value at end of period                               12.27        14.14        13.55        $12.28       $10.83
Number of accumulation units outstanding at end     78,564      70,893.39    40,924.99    23,951.01     12,307.01
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------
MAXIM GROWTH
INDEX

Value at beginning of period                         13.74        17.86        14.21        $10.45       $10.00
Value at end of period                               11.82        13.74        17.86        $14.21       $10.45
Number of accumulation units outstanding at end     264,562    229,555.59   126,500.02    66,115.58     1,779.77
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------

MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                         11.72        9.56         9.69         $10.01       $10.00
Value at end of period                               13.27        11.72        9.56         $9.69        $10.01
Number of accumulation units outstanding at end     71,311      57,078.87    32,492.98    22,333.17     9,792.14
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------
MAXIM FOUNDERS GROWTH & INCOME

Value at beginning of period                         11.08        13.92        12.22        $10.46       $10.00
Value at end of period                               9.06         11.08        13.92        $12.22       $10.46
Number of accumulation units outstanding at end     57,468      38,911.05    25,804.74    18,073.50     7,818.57
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                         16.40        15.42        12.49        $10.32       $10.00
Value at end of period                               16.06        16.40        15.42        $12.49       $10.32
Number of accumulation units outstanding at end     186,267    147,864.53    93,445.15    55,481.56     12,739.10
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------

MAXIM AGGRESSIVE PROFILE I
Value at beginning of period                         13.06        14.15        11.72        $10.30       $10.00
Value at end of period                               12.19        13.06        14.15        $11.72       $10.30
Number of accumulation units outstanding at end     165,531    126,105.69    68,648.89    39,090.58     9,576.11
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------





------------------------------------------ ----------- ----------- ---------- ----------- ----------
INVESTMENT DIVISION        (0.95)             2001        2000       1999        1998       1997
------------------------------------------ ----------- ----------- ---------- ----------- ----------

MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period                 13.19       13.93       11.52      $10.34     $10.00
Value at end of period                       12.46       13.19       13.93      $11.52     $10.34
Number of accumulation units outstanding    339,921    252,330.73  163,856.44 36,452.19   53,828.37
at end of period

------------------------------------------ ----------- ----------- ---------- ----------- ----------
MAXIM MODERATE PROFILE I

Value at beginning of period                 12.70       13.00       11.28      $10.23     $10.00
Value at end of period                       12.24       12.70       13.00      $11.28     $10.23
Number of accumulation units outstanding    302,169    205,574.66  91,118.94  16,878.33   44,770.91
at end of period

------------------------------------------ ----------- ----------- ---------- ----------- ----------
MAXIM MODERATELY CONSERVATIVE PROFILE I

Value at beginning of period                 11.67       11.85       11.04      $10.20     $10.00
Value at end of period                       11.53       11.67       11.85      $11.04     $10.20
Number of accumulation units outstanding     69,873    49,099.83   14,657.02   4,110.80   53,438.52
at end of period

------------------------------------------ ----------- ----------- ---------- ----------- ----------
MAXIM CONSERVATIVE PROFILE I

Value at beginning of period                 12.14       11.58       11.15      $10.33     $10.00
Value at end of period                       12.37       12.14       11.58      $11.15     $10.33
Number of accumulation units outstanding     47,547    34,795.75   12,170.50   3,968.60   94,228.09
at end of period

------------------------------------------ ----------- ----------- ---------- ----------- ----------
JANUS ASPEN WORLDWIDE GROWTH

Value at beginning of period                 17.16       20.54       12.59      $10.00
Value at end of period                       13.18       17.16       20.54      $12.59
Number of accumulation units outstanding    208,436    171,579.82  105,742.62 48,118.83
at end of period

------------------------------------------ ----------- ----------- ---------- -----------
FIDELITY VIP II CONTRAFUND

Value at beginning of period                 13.32       14.40       11.70      $10.00
Value at end of period                       11.57       13.32       14.40      $11.70
Number of accumulation units outstanding    224,771    198,939.20  84,529.68   1,792.37
at end of period

------------------------------------------ ----------- ---------- -----------
ALGER AMERICAN BALANCED

Value at beginning of period                 10.96       11.37      10.00
Value at end of period                       10.64       10.96      11.37
Number of accumulation units outstanding    125,592    109,400.16 15,039.58
at end of period

------------------------------------------ ----------- ---------- -----------
MAXIM BOND INDEX

Value at beginning of period                 11.02       10.00      10.00
Value at end of period                       11.74       11.02      10.00
Number of accumulation units outstanding     57,734    10,543.97    79.29
at end of period

------------------------------------------ ----------- ---------- -----------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period                 13.20       12.20      10.00
Value at end of period                       12.21       13.20      12.20
Number of accumulation units outstanding    228,470    219,146.68 13,680.57
at end of period

------------------------------------------ ----------- ---------- -----------
------------------------------------------ ----------- ---------- -----------
PIONEER EQUITY-INCOME VCT

Value at beginning of period                 11.04       9.73       10.00
Value at end of period                       10.15       11.04       9.73
Number of accumulation units outstanding     17,312    8,530.30    1,756.46
at end of period

------------------------------------------ ----------- ---------- -----------

  --------------------------------------------- ----------- -----------
  INVESTMENT DIVISION        (0.95)                2001        2000

  --------------------------------------------- ----------- -----------
  AMERICAN CENTURY EQUITY-INCOME
  Value at beginning of period                    11.85       10.00
  Value at end of period                          13.06       11.85
  Number of accumulation units outstanding at     35,178    11,586.51
  end of period
  --------------------------------------------- ----------- -----------
  RS EMERGING GROWTH
  Value at beginning of period                     7.54       10.00
  Value at end of period                           5.43        7.54
  Number of accumulation units outstanding at     98,736    58,620.46
  end of period
  --------------------------------------------- ----------- -----------
  ARTISAN INTERNATIONAL
  Value at beginning of period                     8.49       10.00
  Value at end of period                           7.08        8.49
  Number of accumulation units outstanding at     48,509    25,053.26
  end of period
  --------------------------------------------- ----------- -----------
  INVESCO DYNAMICS
  Value at beginning of period                     8.47       10.00
  Value at end of period                           5.63        8.47
  Number of accumulation units outstanding at    159,264    90,122.19
  end of period
  --------------------------------------------- ----------- -----------
  JANUS TWENTY
  Value at beginning of period                     7.02       10.00
  Value at end of period                           4.92        7.02
  Number of accumulation units at end of         194,263    113,873.77
  period
  --------------------------------------------- ----------- -----------
  JANUS WORLDWIDE
  Value at beginning of period                     7.97        0.00
  Value at end of period                           6.09        7.97
  Number of accumulation units outstanding at    155,095    96,439.50
  end of period
 ---------------------------------------------- ----------- -----------
 AIM BLUE CHIP FUND
 Value at beginning of period                      8.56       10.00
 Value at end of period                            6.54        8.56
 Number of accumulation units outstanding at      88,846    33,594.30
 end of period
 ---------------------------------------------- ----------- -----------


---------------------------------- ------------ ------------ ------------ ------------ -----------
INVESTMENT DIVISION  (0.75)           2001         2000         1999         1998         1997
---------------------------------- ------------ ------------ ------------ ------------ -----------
MAXIM MONEY MARKET

Value at beginning of period          11.72        11.13        10.70       $10.25       $10.00
Value at end of period Value          12.07        11.72        11.13       $10.70       $10.25
Number of accumulation units        1,450,131   1,594,293.70 2,059,542.36 1,613,050.25 11,698.04
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ -----------
MAXIM BOND

Value at beginning of period          11.61        10.88        10.99       $10.38       $10.00
Value at end of period                12.34        11.61        10.88       $10.99       $10.38
Number of accumulation units         265,519    254,757.07   288,557.62   302,285.65   19,087.44
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ -----------
MAXIM STOCK INDEX

Value at beginning of period          14.96        16.37        13.78       $10.95       $10.00
Value at end of period                13.12        14.96        16.37       $13.78       $10.95
Number of accumulation units        3,767,774   3,979,926.80 3,812,823.63 3,382,583.06 167,748.34
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ -----------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period          12.17        11.09        11.14       $10.47       $10.00
Value at end of period                12.94        12.17        11.09       $11.14       $10.47
Number of accumulation units         327,141    303,867.58   350,532.03   341,859.87     739.30
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ -----------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period          17.12        14.53        14.60       $11.00       $10.00
Value at end of period                20.08        17.12        14.53       $14.60       $11.00
Number of accumulation units         353,595    319,880.59   328,339.05   256,925.44    2,545.66
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ -----------
MAXIM INDEX 600

Value at beginning of period          13.22        12.08        10.88       $11.14       $10.00
Value at end of period                13.88        13.22        12.08       $10.88       $11.14
Number of accumulation units         179,104    165,315.68   175,765.02   183,674.90    1,923.32
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ -----------
MAXIM TEMPLETON INTERNATIONAL
EQUITY

Value at beginning of period          11.55        11.45        8.88         $9.42       $10.00
Value at end of period                10.27        11.55        11.45        $8.88       $9.42
Number of accumulation units         194,421    174,161.75   180,091.70   122,570.24    2,087.94
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH

Value at beginning of period          18.05        20.43        14.98       $10.82       $10.00
Value at end of period                14.75        18.05        20.43       $14.98       $10.82
Number of accumulation units         945,946    914,067.65   755,950.03   593,071.00    3,446.98
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ -----------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period          13.85        12.36        12.04       $11.14       $10.00
Value at end of period                13.97        13.85        12.36       $12.04       $11.14
Number of accumulation units         573,008    519,589.86   625,382.39   614,261.17    1,715.12
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ -----------



------------------------------------------ ----------- ----------- ------------ ----------- ----------

INVESTMENT DIVISION  (0.75)                   2001        2000        1999         1998       1997

------------------------------------------ ----------- ----------- ------------ ----------- ----------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period                 14.92       11.87        12.69       $11.81     $10.00
Value at end of period                       17.13       14.92        11.87       $12.69     $11.81
Number of accumulation units outstanding     40,779    30,317.16    26,816.01   24,665.53    395.12
at end of period

------------------------------------------ ----------- ----------- ------------ ----------- ----------

MAXIM LOOMIS SAYLES BOND
Value at beginning of period                 11.70       11.27        10.83       $10.55     $10.00
Value at end of period                       11.91       11.70        11.27       $10.83     $10.55
Number of accumulation units outstanding    181,118    188,987.82  189,311.10   178,619.57   140.06
at end of period

------------------------------------------ ----------- ----------- ------------ ----------- ----------
MAXIM INVESCO ADR

Value at beginning of period                 11.93       13.38        10.99       $10.01     $10.00
Value at end of period                        9.88       11.93        13.38       $10.99     $10.01
Number of accumulation units outstanding    304,754    275,937.25  280,188.56   292,162.25    7.11
at end of period

------------------------------------------ ----------- ----------- ------------ ----------- ----------
MAXIM INVESCO SMALL-CAP GROWTH

Value at beginning of period                 20.24       23.28        12.97       $11.11     $10.00
Value at end of period                       15.50       20.24        23.28       $12.97     $11.11
Number of accumulation units outstanding    430,489    456,661.36  396,589.37   334,433.76   754.64
at end of period

------------------------------------------ ----------- ----------- ------------ ----------- ----------
MAXIM INVESCO BALANCED

Value at beginning of period                 14.09       14.48        12.50       $10.63     $10.00
Value at end of period                       12.31       14.09        14.48       $12.50     $10.63
Number of accumulation units outstanding    892,212    882,523.75  684,805.52   530,510.93  1,275.72
at end of period

------------------------------------------ ----------- ----------- ------------ ----------- ----------
MAXIM VALUE INDEX

Value at beginning of period                 14.23       13.61        12.31       $10.84     $10.00
Value at end of period                       12.38       14.23        13.61       $12.31     $10.84
Number of accumulation units outstanding     99,502    97,721.78    69,752.97   41,993.96
at end of period

------------------------------------------ ----------- ----------- ------------ ----------- ----------
MAXIM GROWTH INDEX

Value at beginning of period                 13.83       17.94        14.25       $10.46     $10.00
Value at end of period                       11.92       13.83        17.94       $14.25     $10.46
Number of accumulation units outstanding    195,512    163,752.64  102,466.53   24,247.29
at end of period

------------------------------------------ ----------- ----------- ------------ ----------- ----------

MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                 11.80        9.61        9.72        $10.02     $10.00
Value at end of period                       13.39       11.80        9.61        $9.72      $10.02
Number of accumulation units outstanding     42,827    32,627.82    19,064.83   14,660.30
at end of period

------------------------------------------ ----------- ----------- ------------ ----------- ----------
MAXIM FOUNDERS GROWTH & INCOME

Value at beginning of period                 11.16       13.98        12.25       $10.47     $10.00
Value at end of period                        9.13       11.16        13.98       $12.25     $10.47
Number of accumulation units outstanding     42,654    39,662.02    38,384.92   26,637.10
at end of period

------------------------------------------ ----------- ----------- ------------ ----------- ----------

---------------------------------- ----------- ---------- ---------
INVESTMENT DIVISION  (0.75)           2001       2000       1999

---------------------------------- ----------- ---------- ---------
MAXIM BOND INDEX
Value at beginning of period         11.05       10.00     10.00
Value at end of period               11.79       11.05     10.00
Number of accumulation units         10,427    1,128.60    249.52
outstanding at end of period
---------------------------------- ----------- ---------- ---------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period         13.23       12.21     10.00
Value at end of period               12.27       13.23     12.21
Number of accumulation units         57,979    41,598.74  4,173.07
outstanding at end of period
---------------------------------- ----------- ---------- ---------
JANUS WORLDWIDE
Value at beginning of period          7.98       10.00
Value at end of period                6.11       7.98
Number of accumulation units         36,445    15,875.85
outstanding at end of period
---------------------------------- ----------- ----------





--------------------------------------------------- --------- ----------- ----------- ------------ --------

INVESTMENT DIVISION  (0.75)                           2001       2000        1999        1998       1997

--------------------------------------------------- --------- ----------- ----------- ------------ --------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                         16.51      15.49       12.53       $10.33     $10.00
Value at end of period                               16.20      16.51       15.49       $12.53     $10.33
Number of accumulation units outstanding at end      91,020   86,437.80   51,474.65    36,548.42
of period

--------------------------------------------------- --------- ----------- ----------- ------------ --------
MAXIM AGGRESSIVE PROFILE
I

Value at beginning of period                         13.14      14.21       11.75       $10.31     $10.00
Value at end of period                               12.29      13.14       14.21       $11.75     $10.31
Number of accumulation units outstanding at end     140,600   97,470.17   63,448.45    15,150.39
of period

--------------------------------------------------- --------- ----------- ----------- ------------ --------

MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period                         13.29      14.00       11.55       $10.34     $10.00
Value at end of period                               12.58      13.29       14.00       $11.55     $10.34
Number of accumulation units outstanding at end     320,829   233,517.97  207.585.59  140,358.02
of period

--------------------------------------------------- --------- ----------- ----------- ------------ --------

MAXIM MODERATE PROFILE I
Value at beginning of period                         12.80      13.08       11.32       $10.24     $10.00
Value at end of period                               12.36      12.80       13.08       $11.32     $10.24
Number of accumulation units outstanding at end     442,197   378,015.86  347,108.62  258,990.96
of period

--------------------------------------------------- --------- ----------- ----------- ------------ --------

MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                         11.80      11.96       11.12       $10.21     $10.00
Value at end of period                               11.68      11.80       11.96       $11.12     $10.21
Number of accumulation units outstanding at end     336,687   345,938.20  383,124.12  338,437.20
of period

--------------------------------------------------- --------- ----------- ----------- ------------ --------

MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                         12.15      11.56       11.11       $10.34     $10.00
Value at end of period                               12.40      12.15       11.56       $11.11     $10.34
Number of accumulation units outstanding at end     168,345   177,717.84  342,028.29  426,692.38
of period

--------------------------------------------------- --------- ----------- ----------- ------------ --------
JANUS ASPEN WORLDWIDE GROWTH

Value at beginning of period                         14.49      17.31       10.65       $10.00
Value at end of period                               11.15      14.49       17.31       $10.65
Number of accumulation units outstanding at end     193,107   209,494.46  123,401.32   17,591.36
of period

--------------------------------------------------- --------- ----------- ----------- ------------
STEIN ROE BALANCED, VARIABLE SERIES

Value at beginning of period                         11.75      11.98       10.72       $10.00
Value at end of period                               10.59      11.75       11.98       $10.72
Number of accumulation units outstanding at end      12,009    8,424.85    8,242.99    4,142.27
of period

--------------------------------------------------- --------- ----------- ----------- ------------
FIDELITY VIP II
CONTRAFUND

Value at beginning of period                         13.37      14.43       11.70       $10.00
Value at end of period                               11.64      13.37       14.43       $11.70
Number of accumulation units outstanding at end      60,167   35,037.54   19,034.82     545.53
of period

--------------------------------------------------- --------- ----------- ----------- ------------
ALGER AMERICAN BALANCED

Value at beginning of period                         10.98      11.38       10.00
Value at end of period                               10.69      10.98       11.38
Number of accumulation units outstanding at end      25,750   12,856.34    3,327.96
of period

--------------------------------------------------- --------- ----------- -----------


------------------------------------------- -------- ---------- ---------

INVESTMENT DIVISION  (0.75)                  2001      2000       1999

------------------------------------------- -------- ---------- ---------

------------------------------------------- -------- ---------- ---------
PIONEER EQUITY-INCOME VCT
Value at beginning of period                 11.03     9.74      10.00
Value at end of period                       10.16     11.03      9.74
Number of accumulation units outstanding     6,589   1,869.22   1,471.60
at end of period

------------------------------------------- -------- ----------
AIM BLUE CHIP FUND
Value at beginning of period                 8.57      10.00
Value at end of period                       6.56      8.57
Number of accumulation units outstanding    26,790   6,938.89
at end of period

------------------------------------------- -------- ----------
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period                 8.50      10.00
Value at end of period                       6.70      8.50
Number of accumulation units outstanding     7,384    106.52
at end of period
------------------------------------------- -------- ----------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                 11.86     10.00
Value at end of period                       13.10     11.86
Number of accumulation units outstanding     8,688   1,337.27
at end of period
------------------------------------------- -------- ----------
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period                 9.45      10.00
Value at end of period                       8.59      9.45
Number of accumulation units outstanding     2,206      ---
at end of period
------------------------------------------- -------- ----------
RS EMERGING GROWTH
Value at beginning of period                 7.55      10.00
Value at end of period                       5.45      7.55
Number of accumulation units outstanding    24,378   9,391.15
at end of period

------------------------------------------- -------- ----------
ARTISAN INTERNATIONAL
Value at beginning of period                 8.50      10.00
Value at end of period                       7.10      8.50
Number of accumulation units outstanding    14,150   2,436.41
at end of period
------------------------------------------- -------- ----------
INVESCO DYNAMICS
Value at beginning of period                 8.48      10.00
Value at end of period                       5.64      8.48
Number of accumulation units outstanding    34,718   13,292.47
at end of period
------------------------------------------- -------- ----------
JANUS FUND
Value at beginning of period                 8.57      10.00
Value at end of period                       6.28      8.57
Number of accumulation units at end of      15,053     39.50
period
------------------------------------------- -------- ----------
JANUS TWENTY
Value at beginning of period                 7.02      10.00
Value at end of period                       4.93      7.02
Number of accumulation units at end of      49,241   36,576.13
period
------------------------------------------- -------- ----------





     ---------------------------------------------------- -------------- ----------------

     INVESTMENT DIVISION        (0.65)                        2001            2000

     ---------------------------------------------------- -------------- ----------------

     MAXIM MONEY  MARKET

     Value at beginning of period                             10.35           10.00
     Value at end of period Value                             10.65           10.35
     Number of accumulation units outstanding at end of        85             85.30
     period

     ---------------------------------------------------- -------------- ----------------
     MAXIM BOND

     Value at beginning of period                             10.62           10.00
     Value at end of period                                   11.30           10.62
     Number of accumulation units outstanding at end of       1,094         1,093.61
     period

     ---------------------------------------------------- -------------- ----------------
     MAXIM STOCK INDEX

     Value at beginning of period                             9.19            10.00
     Value at end of period                                   8.07            9.19
     Number of accumulation units outstanding at end of       4,393         8,977.40
     period

     ---------------------------------------------------- -------------- ----------------
     MAXIM U.S. GOVERNMENT SECURITIES

     Value at beginning of period                             10.99           10.00
     Value at end of period                                   11.69           10.99
     Number of accumulation units outstanding at end of        357           357.38
     period

     ---------------------------------------------------- -------------- ----------------
     MAXIM ARIEL MID-CAP VALUE

     Value at beginning of period                             12.00           10.00
     Value at end of period                                   14.09           12.00
     Number of accumulation units outstanding at end of        545           902.72
     period

     ---------------------------------------------------- -------------- ----------------
     MAXIM INDEX 600

     Value at beginning of period                             10.67           10.00
     Value at end of period                                   11.22           10.67
     Number of accumulation units outstanding at end of        841          1,054.41
     period

     ---------------------------------------------------- -------------- ----------------

     MAXIM TEMPLETON INTERNATIONAL EQUITY


     Value at beginning of period                             10.13           10.00
     Value at end of period                                   9.01            10.13
     Number of accumulation units outstanding at end of       1,525         1,957.79
     period

     ---------------------------------------------------- -------------- ----------------

     FIDELITY VIP GROWTH


     Value at beginning of period                             8.90            10.00
     Value at end of period                                   7.28            8.90
     Number of accumulation units outstanding at end of       3,321         4,540.67
     period

     ---------------------------------------------------- -------------- ----------------
     MAXIM T. ROWE PRICE EQUITY/INCOME

     Value at beginning of period                             10.92           10.00
     Value at end of period                                   11.03           10.92
     Number of accumulation units outstanding at end of       1,550         1,644.45
     period

     ---------------------------------------------------- -------------- ----------------
     MAXIM ARIEL SMALL-CAP VALUE

     Value at beginning of period                             12.55           10.00
     Value at end of period                                   14.42           12.55
     Number of accumulation units outstanding at end of       1,413         1,441.16

     period
     ---------------------------------------------------- -------------- ----------------

     MAXIM LOOMIS SAYLES BOND

     Value at beginning of period                             10.37           10.00
     Value at end of period Value                             10.57           10.37
     Number of accumulation units outstanding at end of        228           228.23

     period
     ---------------------------------------------------- -------------- ----------------
     ---------------------------------------------------- -------------- ----------------
     MAXIM LOOMIS SAYLES SMALL-CAP VALUE

     Value at beginning of period                             11.33           10.00
     Value at end of period                                   12.87           11.33
     Number of accumulation units outstanding at end of        128           128.36

     period
     ---------------------------------------------------- -------------- ----------------


-------------------------------------------------------- ------------- ------------

INVESTMENT DIVISION        (0.65)                            2001         2000

-------------------------------------------------------- ------------- ------------
MAXIM INVESCO ADR

Value at beginning of period                                 9.69         10.00
Value at end of period                                       8.04         9.69
Number of accumulation units outstanding at end of          1,340       1,844.47
period

-------------------------------------------------------- ------------- ------------
MAXIM INVESCO SMALL-CAP GROWTH

Value at beginning of period                                 9.49         10.00
Value at end of period                                       7.27         9.49
Number of accumulation units outstanding at end of          3,856       4,206.33
period

-------------------------------------------------------- ------------- ------------
MAXIM INVESCO BALANCED

Value at beginning of period                                 9.84         10.00
Value at end of period                                       8.60         9.84
Number of accumulation units outstanding at end of          1,382       5,028.82
period

-------------------------------------------------------- ------------- ------------
MAXIM VALUE INDEX

Value at beginning of period                                10.33         10.00
Value at end of period                                       8.99         10.33
Number of accumulation units outstanding at end of           114         113.85
period

-------------------------------------------------------- ------------- ------------
MAXIM GROWTH INDEX

Value at beginning of period                                 7.98         10.00
Value at end of period                                       6.90         7.98
Number of accumulation units outstanding at end of            33          32.68
period

-------------------------------------------------------- ------------- ------------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                                10.25         10.00
Value at end of period                                      10.07         10.25
Number of accumulation units outstanding at end of           615         615.21
period

-------------------------------------------------------- ------------- ------------
MAXIM AGGRESSIVE PROFILE I

Value at beginning of period                                 9.80         10.00
Value at end of period                                       9.18         9.80
Number of accumulation units outstanding at end of           176         346.13
period

-------------------------------------------------------- ------------- ------------
MAXIM MODERATELY AGGRESSIVE PROFILE I

Value at beginning of period                                 9.86         10.00
Value at end of period                                       9.34         9.86
Number of accumulation units outstanding at end of            61        1,668,21
period

-------------------------------------------------------- ------------- ------------
FIDELITY VIP II CONTRAFUND

Value at beginning of period                                 9.57         10.00
Value at end of period Value                                 8.33         9.57
Number of accumulation units outstanding at end of           134         133.86
period

-------------------------------------------------------- ------------- ------------


---------------------------------- ------------- ------------ ------------ ------------ ------------

INVESTMENT DIVISION  (0.55)            2001         2000         1999         1998         1997

---------------------------------- ------------- ------------ ------------ ------------ ------------
MAXIM MONEY MARKET

Value at beginning of period          12.04         11.41        10.95       $10.47       $10.00
Value at end of period Value          12.42         12.04        11.41       $10.95       $10.47
Number of accumulation units         634,168     620,762.79   708,987.52   719,236.73   875,612.10
outstanding at end of period

---------------------------------- ------------- ------------ ------------ ------------ ------------
MAXIM BOND

Value at beginning of period          11.80         11.03        11.12       $10.48       $10.00
Value at end of period                12.57         11.80        11.03       $11.12       $10.48
Number of accumulation units         128,160      89,447.06    88,672.41    7,489.11     3,958.65
outstanding at end of period

---------------------------------- ------------- ------------ ------------ ------------ ------------
MAXIM STOCK INDEX

Value at beginning of period          18.08         19.74        16.58       $13.15       $10.00
Value at end of period                15.88         18.08        19.74       $16.58       $13.15
Number of accumulation units         848,996     656,870.48   610,676.95   106,369.29    94,900.40
outstanding at end of period

---------------------------------- ------------- ------------ ------------ ------------ ------------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period          12.42         11.30        11.33        10.62       $10.00
Value at end of period                13.23         12.42        11.30        11.33       $10.62
Number of accumulation units          51,447      20,389.60    19,724.89    13,389.95    3,531.32
outstanding at end of period

---------------------------------- ------------- ------------ ------------ ------------ ------------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period          17.59         14.90        14.94       $11.23       $10.00
Value at end of period                20.67         17.59        14.90       $14.94       $11.23
Number of accumulation units          82,325      53,330.80    58,898.13    39,615.48    34,374.34
outstanding at end of period

---------------------------------- ------------- ------------ ------------ ------------ ------------
MAXIM INDEX 600

Value at beginning of period          14.36         13.10        11.78       $12.03       $10.00
Value at end of period                15.11         14.36        13.10       $11.78       $12.03
Number of accumulation units          35,797      23,270.47    22,323.57    22,273.21    20,427.36
outstanding at end of period

---------------------------------- ------------- ------------ ------------ ------------ ------------
MAXIM TEMPLETON INTERNATIONAL EQUITY

Value at beginning of period          12.51         12.38        9.58        $10.14       $10.00
Value at end of period                11.14         12.51        12.38        $9.58       $10.14
Number of accumulation units          78,124      61,199.98    57,822.77    32,162.34    39,222.20
outstanding at end of period

---------------------------------- ------------- ------------ ------------ ------------ ------------

FIDELITY VIP GROWTH


Value at beginning of period          20.62         23.29        17.04       $12.28       $10.00
Value at end of period                16.88         20.62        23.29       $17.04       $12.28
Number of accumulation units         312,757     272,931.05   279,463.28   157,481.96   157,223.90
outstanding at end of period

---------------------------------- ------------- ------------ ------------ ------------ ------------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period          16.02         14.27        13.88       $12.81       $10.00
Value at end of period                16.20         16.02        14.27       $13.88       $12.81
Number of accumulation units         129,359     103,224.91   132,978.09   119,756.04   136.599.23
outstanding at end of period

---------------------------------- ------------- ------------ ------------ ------------ ------------

 ------------------------------------ ------------ ------------ ------------ ------------- ------------

 INVESTMENT DIVISION  (0.55)             2001         2000         1999          1998         1997

 ------------------------------------ ------------ ------------ ------------ ------------- ------------
 MAXIM ARIEL SMALL-CAP VALUE

 Value at beginning of period            16.16        12.83        13.69        $12.72       $10.00
 Value at end of period                  18.59        16.16        12.83        $13.69       $12.72
 Number of accumulation units           25,012      12,922.77    7,616.79      4,136.54     5,933.43
 outstanding at end of period

 ------------------------------------ ------------ ------------ ------------ ------------- ------------
 MAXIM LOOMIS SAYLES BOND

 Value at beginning of period            12.51        12.03        11/53        $11.21       $10.00
 Value at end of period                  12.76        12.51        12.03        $11.53       $11.21
 Number of accumulation units           20,820      12,457.72    11,524.60    10,107.63     10,505.76
 outstanding at end of period

 ------------------------------------ ------------ ------------ ------------ ------------- ------------
 MAXIM INVESCO ADR

 Value at beginning of period            13.37        14.96        12.26        $11.15       $10.00
 Value at end of period                  11.10        13.37        14.96        $12.26       $11.15
 Number of accumulation units           30,391      25,346.90    29,709.85    29,294.88     34,886.43
 outstanding at end of period

 ------------------------------------ ------------ ------------ ------------ ------------- ------------
 MAXIM INVESCO SMALL-CAP GROWTH

 Value at beginning of period            21.63        24.83        13.81        $11.80       $10.00
 Value at end of period                  16.59        21.63        24.83        $13.81       $11.80
 Number of accumulation units           150,777    128,855.07   117,175.80    85,293.71    110,005.54
 outstanding at end of period

 ------------------------------------ ------------ ------------ ------------ ------------- ------------
 MAXIM INVESCO BALANCED

 Value at beginning of period            16.70        17.13        14.76        $12.53       $10.00
 Value at end of period                  14.62        16.70        17.13        $14.76       $12.53
 Number of accumulation units           127,232    122,653.19    90,591.72    13,049.81     14,831.94
 outstanding at end of period

 ------------------------------------ ------------ ------------ ------------ ------------- ------------
 MAXIM VALUE INDEX

 Value at beginning of period            14.33        13.67        12.34        $10.84       $10.00
 Value at end of period                  12.49        14.33        13.67        $12.34       $10.84
 Number of accumulation units           16,151      13,276.71    13,235.05     8,915.02
 outstanding at end of period

 ------------------------------------ ------------ ------------ ------------ ------------- ------------
 MAXIM GROWTH INDEX

 Value at beginning of period            13.92        18.03        14.29        $10.46       $10.00
 Value at end of period                  12.03        13.92        18.03        $14.29       $10.46
 Number of accumulation units           43,261      35,984.89    43,961.50     6,496.27     1,592.27
 outstanding at end of period

 ------------------------------------ ------------ ------------ ------------ ------------- ------------
 MAXIM LOOMIS SAYLES SMALL-CAP VALUE

 Value at beginning of period            11.88        9.65         9.74         $10.03       $10.00
 Value at end of period                  13.50        11.88        9.65         $9.74        $10.03
 Number of accumulation units           16,358      16,730.71    8,763.18      5,260.61     1,448.50
 outstanding at end of period

 ------------------------------------ ------------ ------------ ------------ ------------- ------------
 MAXIM FOUNDERS GROWTH & INCOME

 Value at beginning of period            11.23        14.05        12.28        $10.48       $10.00
 Value at end of period                  9.21         11.23        14.05        $12.28       $10.48
 Number of accumulation units           16,899      21,679.15    21,762.04     5,053.76     1,908.53
 outstanding at end of period

 ------------------------------------ ------------ ------------ ------------ ------------- ------------






-------------------------------------- ---------- ----------- ----------- ----------- --------------

INVESTMENT DIVISION  (0.55)              2001        2000        1999        1998         1997

-------------------------------------- ---------- ----------- ----------- ----------- --------------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period             16.62      15.56       12.56       $10.33       $10.00
Value at end of period                   16.34      16.62       15.56       $12.56       $10.33
Number of accumulation units            28,999    23,285.28   13,098.81    3,908.23     1,741.25
outstanding at end of period

-------------------------------------- ---------- ----------- ----------- ----------- --------------

MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period             13.37      14.06       11.58       $10.35       $10.00
Value at end of period                   12.69      13.37       14.06       $11.58       $10.35
Number of accumulation units            11,199     9,336.00    9,781.57    4,302.17     2,109.96
outstanding at end of period

-------------------------------------- ---------- ----------- ----------- ----------- --------------

MAXIM MODERATE PROFILE I
Value at beginning of period             12.89      13.14       11.35       $10.24       $10.00
Value at end of period                   12.47      12.89       13.14       $11.35       $10.24
Number of accumulation units            11,706     8,601.84    6,109.16    2,619.56     2,249.51
outstanding at end of period

-------------------------------------- ---------- ----------- ----------- ----------- --------------

MAXIM MODERATELY CONSERVATIVE
PROFILE I
Value at beginning of period             11.88      12.01       11.15       $10.21       $10.00
Value at end of period                   11.77      11.88       12.01       $11.15       $10.21
Number of accumulation units             6,188     5,105.21    2,199.42
outstanding at end of period

-------------------------------------- ---------- ----------- ----------- ----------- --------------

MAXIM CONSERVATIVE PROFILE I
Value at beginning of period             12.23      11.61       11.14       $10.34       $10.00
Value at end of period                   12.51      12.23       11.61       $11.14       $10.34
Number of accumulation units             5,762     3,983.71    1,880.81     104.91
outstanding at end of period

-------------------------------------- ---------- ----------- ----------- ----------- --------------

MAXIM AGGRESSIVE PROFILE I
Value at beginning of period             13.23      14.28       11.79       $10.31       $10.00
Value at end of period                   12.41      13.23       14.28       $11.79       $10.31
Number of accumulation units            29,171    24,789.73   25,571.23    3,713.98      594.16
outstanding at end of period

-------------------------------------- ---------- ----------- ----------- ----------- --------------
FIDELITY VIP II CONTRAFUND

Value at beginning of period             13.43      14.46       11.70       $10.00
Value at end of period                   11.72      13.43       14.46       $11.70
Number of accumulation units            35,737    18,743.50   24,132.61
outstanding at end of period

-------------------------------------- ---------- ----------- ----------- -----------
ALGER AMERICAN BALANCED

Value at beginning of period             11.01      11.39       10.00
Value at end of period                   10.74      11.01       11.39
Number of accumulation units            10,322     5,064.04    3,334.40
outstanding at end of period

-------------------------------------- ---------- ----------- -----------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period             13.26      12.21       10.00
Value at end of period                   12.33      13.26       12.21
Number of accumulation units            50,488    50,676.45    2,819.93
outstanding at end of period

-------------------------------------- ---------- ----------- -----------

------------------------------------- ----------- ----------- ------------

INVESTMENT DIVISION  (0.55)              2001        2000        1999

------------------------------------- ----------- ----------- ------------
PIONEER EQUITY-INCOME VCT

Value at beginning of period            11.10        9.74        10.00
Value at end of period                  10.25       11.10        9.74
Number of accumulation units            7,012      5,138.56     270.05
outstanding at end of period

------------------------------------- ----------- ----------- ------------
MAXIM BOND INDEX

Value at beginning of period            11.08       10.01        10.00
Value at end of period                  11.84       11.08        10.01
Number of accumulation units            1,633       38.77        0.50
outstanding at end of period

------------------------------------- ----------- ----------- ------------
AIM BLUE CHIP FUND

Value at beginning of period             8.58       10.00
Value at end of period                   6.58        8.58
Number of accumulation units            24,965     5,048.31
outstanding at end of period

------------------------------------- ----------- -----------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period            11.87       10.00
Value at end of period                  13.14       11.87
Number of accumulation units            14,329       7.61
outstanding at end of period

------------------------------------- ----------- -----------
RS EMERGING GROWTH

Value at beginning of period             7.56       10.00
Value at end of period                   5.47        7.56
Number of accumulation units            23,734     2,705.56
outstanding at end of period

------------------------------------- ----------- -----------
ARTISAN INTERNATIONAL

Value at beginning of period             8.51       10.00
Value at end of period                   7.12        8.51
Number of accumulation units            5,267      1,005.81
outstanding at end of period

------------------------------------- ----------- -----------
INVESCO DYNAMICS

Value at beginning of period             8.49       10.00
Value at end of period                   5.66        8.49
Number of accumulation units            17,556    17,153.05
outstanding at end of period

------------------------------------- ----------- -----------
JANUS TWENTY

Value at beginning of period             7.03       10.00
Value at end of period                   4.95        7.03
Number of accumulation units at end     50,805    40,607.78
of period

------------------------------------- ----------- -----------
JANUS WORLDWIDE

Value at beginning of period             7.99       10.00
Value at end of period                   6.13        7.99
Number of accumulation units            45,126    33,577.02
outstanding at end of period

------------------------------------- ----------- -----------






-------------------------------------- ------------ ----------- ----------- -----------

INVESTMENT DIVISION  (0.00)               2001         2000        1999        1998

--------------------------------------  ------------ ----------- ----------- -----------
MAXIM MONEY MARKET

Value at beginning of period              11.43       10.78       10.28       $10.00
Value at end of period Value              11.86       11.43       10.78       $10.28
Number of accumulation units             25,020     28,693.39   64,181.93   80,123.80
outstanding at end of period

-------------------------------------- ------------ ----------- ----------- -----------
MAXIM BOND

Value at beginning of period              11.09       10.31       10.34       $10.00
Value at end of period                    11.88       11.09       10.31       $10.34
Number of accumulation units             20,807     22,907.88   32,935.95   19,021.64
outstanding at end of period

-------------------------------------- ------------ ----------- ----------- -----------
MAXIM STOCK INDEX

Value at beginning of period              12.23       13.28       11.09       $10.00
Value at end of period                    10.80       12.23       13.28       $11.09
Number of accumulation units             525,365    554,803.94  560,272.75  444,254.02
outstanding at end of period

-------------------------------------- ------------ ----------- ----------- -----------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period              11.57       10.46       10.43       $10.00
Value at end of period                    12.39       11.57       10.46       $10.43
Number of accumulation units             58,415     51,242.81   55,109.13    6,374.10
outstanding at end of period

-------------------------------------- ------------ ----------- ----------- -----------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period              14.35       12.09       12.06       $10.00
Value at end of period                    16.96       14.35       12.09       $12.06
Number of accumulation units             41,705     43,484.08   58,732.02   39,226.80
outstanding at end of period

-------------------------------------- ------------ ----------- ----------- -----------
MAXIM INDEX 600

Value at beginning of period              11.70       10.61        9.48       $10.00
Value at end of period                    12.37       11.70       10.61       $9.48
Number of accumulation units             11,525     13,796.44   14,500.50   11,591.13
outstanding at end of period

-------------------------------------- ------------ ----------- ----------- -----------
MAXIM TEMPLETON INTERNATIONAL EQUITY

Value at beginning of period              11.53       11.35        8.73       $10.00
Value at end of period                    10.33       11.53       11.35       $8.73
Number of accumulation units             41,110     37,034.10   31,627.04   28,867.69
outstanding at end of period

-------------------------------------- ------------ ----------- ----------- -----------
FIDELITY VIP GROWTH

Value at beginning of period              14.90       16.74       12.18       $10.00
Value at end of period                    12.27       14.90       16.74       $12.18
Number of accumulation units             65,066     71,676.33   82,726.28   56,691.14
outstanding at end of period

-------------------------------------- ------------ ----------- ----------- -----------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period              11.87       10.51       10.17       $10.00
Value at end of period                    12.06       11.87       10.51       $10.17
Number of accumulation units             74,636     75,115.23   104,951.02  114,503.07
outstanding at end of period

-------------------------------------- ------------ ----------- ----------- -----------


---------------------------------------- ----------- ----------- ----------- -----------

INVESTMENT DIVISION  (0.00)                 2001        2000        1999        1998

---------------------------------------- ----------- ----------- ----------- -----------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period               16.42       15.30       12.28       $10.00
Value at end of period                     16.24       16.42       15.30       $12.28
Number of accumulation units             1,105,320   790,764.55  450,551.56  176,746.72
outstanding at end of period

---------------------------------------- ----------- ----------- ----------- -----------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period               12.97       10.24       10.87       $10.00
Value at end of period                     15.01       12.97       10.24       $10.87
Number of accumulation units              682,781    431,552.88  257,904.70  117,016.71
outstanding at end of period

---------------------------------------- ----------- ----------- ----------- -----------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period               11.28       10.79       10.29       $10.00
Value at end of period                     11.57       11.28       10.79       $10.29
Number of accumulation units              104,057    76,001.05   69,826.06   49,103.31
outstanding at end of period

---------------------------------------- ----------- ----------- ----------- -----------
MAXIM INVESCO ADR

Value at beginning of period               10.74       11.96        9.75       $10.00
Value at end of period                      8.97       10.74       11.96       $9.75
Number of accumulation units               11,069    12,896.48   10,506.29    5,065.09
outstanding at end of period

---------------------------------------- ----------- ----------- ----------- -----------
MAXIM INVESCO SMALL-CAP GROWTH

Value at beginning of period               17.49       19.96       11.04       $10.00
Value at end of period                     13.49       17.49       19.96       $11.04
Number of accumulation units               35,923    38,509.61   41,361.84   31,102.91
outstanding at end of period

---------------------------------------- ----------- ----------- ----------- -----------
MAXIM INVESCO BALANCED

Value at beginning of period               13.55       13.82       11.84       $10.00
Value at end of period                     11.92       13.55       13.82       $11.84
Number of accumulation units              762,833    620,702.16  457,632.00  206,749.57
outstanding at end of period

---------------------------------------- ----------- ----------- ----------- -----------
MAXIM VALUE INDEX

Value at beginning of period               12.03       11.42       10.26       $10.00
Value at end of period                     10.54       12.03       11.42       $10.26
Number of accumulation units               8,193     10,439.22    7,980.97    2,711.68
outstanding at end of period

---------------------------------------- ----------- ----------- ----------- -----------
MAXIM GROWTH INDEX

Value at beginning of period               11.70       15.06       11.87       $10.00
Value at end of period                     10.16       11.70       15.06       $11.87
Number of accumulation units               8.135      8,360.45    7,108.09     602.66
outstanding at end of period

---------------------------------------- ----------- ----------- ----------- -----------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period               11.80        9.53        9.58       $10.00
Value at end of period                     13.49       11.80        9.53       $9.58
Number of accumulation units               2,361      1,778.21    2,176.29    9,120.17
outstanding at end of period

---------------------------------------- ----------- ----------- ----------- -----------






-------------------------------------------- ---------- ------------- ------------- -------------

INVESTMENT DIVISION  (0.00)                    2001         2000          1999          1998

-------------------------------------------- ---------- ------------- ------------- -------------
MAXIM FOUNDERS GROWTH & INCOME

Value at beginning of period                   9.71        12.08         10.50         $10.00
Value at end of period                         8.01         9.71         12.08         $10.50
Number of accumulation units outstanding       2,698      2,512.18      3,248.53      1,779.20
at end of period

-------------------------------------------- ---------- ------------- ------------- -------------
MAXIM AGGRESSIVE PROFILE I

Value at beginning of period                   13.05       14.01         11.50         $10.00
Value at end of period                         12.30       13.05         14.01         $11.50
Number of accumulation units outstanding     2,053,814  1,524,725.90   980,948.29    411,766.69
at end of period

-------------------------------------------- ---------- ------------- ------------- -------------

MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period                   13.13       13.73         11.25         $10.00
Value at end of period                         12.53       13.13         13.73         $11.25
Number of accumulation units outstanding     4,199,046  2,956,697.36  1,804,051.78   697,144.75
at end of period

-------------------------------------------- ---------- ------------- ------------- -------------
MAXIM MODERATE PROFILE I

Value at beginning of period                   12.78       12.96         11.13         $10.00
Value at end of period                         12.43       12.78         12.96         $11.13
Number of accumulation units outstanding     2,784,761  1,899,302.27  1,219,880.72   419,765.72
at end of period

-------------------------------------------- ---------- ------------- ------------- -------------

MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                   11.80       11.87         10.95         $10.00
Value at end of period                         11.77       11.80         11.87         $10.95
Number of accumulation units outstanding      907,841    669,293.04    443,954.25    177,087.47
at end of period

-------------------------------------------- ---------- ------------- ------------- -------------
MAXIM CONSERVATIVE PROFILE I

Value at beginning of period                   11.99       11.33         10.80         $10.00
Value at end of period                         12.34       11.99         11.33         $10.80
Number of accumulation units outstanding     1,020,296   820,263.26    704,508.34    542,021.82
at end of period

-------------------------------------------- ---------- ------------- ------------- -------------
FIDELITY VIP II CONTRAFUND

Value at beginning of period                   13.59       14.55         11.71         $10.00
Value at end of period                         11.92       13.59         14.55         $11.71
Number of accumulation units outstanding        647        591.75       1,704.69         -
at end of period

-------------------------------------------- ---------- ------------- ------------- -------------
ALGER AMERICAN BALANCED

Value at beginning of period                   11.09       11.41         10.00
Value at end of period                         10.87       11.09         11.41
Number of accumulation units outstanding        73          ---           ---
at end of period

-------------------------------------------- ---------- ------------- -------------
MAXIM BOND INDEX

Value at beginning of period                   11.16       10.03         10.00
Value at end of period                         12.00       11.16         10.03
Number of accumulation units outstanding       1,774        ---           ---
at end of period

-------------------------------------------- ---------- ------------- -------------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period                   13.36       12.24         10.00
Value at end of period                         12.49       13.36         12.24
Number of accumulation units outstanding       5,675      6,106.52      4,468.96
at end of period

-------------------------------------------- ---------- ------------- -------------

----------------------------------- ------------ ----------- ------------

INVESTMENT DIVISION  (0.00)            2001         2000        1999

----------------------------------- ------------ ----------- ------------
PIONEER EQUITY-INCOME VCT

Value at beginning of period           11.21        9.76        10.00
Value at end of period                 10.41       11.21        9.76
Number of accumulation units             3          ---          ---
outstanding at end of period

----------------------------------- ------------ -----------
AIM BLUE CHIP FUND

Value at beginning of period           8.61.       10.00
Value at end of period                 6.63         8.61
Number of accumulation units           1,870       29.74
outstanding at end of period

----------------------------------- ------------ -----------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period           11.91       10.00
Value at end of period                 13.25       11.91
Number of accumulation units            869         ---
outstanding at end of period

----------------------------------- ------------ -----------
RS EMERGING GROWTH

Value at beginning of period           7.58        10.00
Value at end of period                 5.51         7.58
Number of accumulation units           1,737      2,705.97
outstanding at end of period

----------------------------------- ------------ -----------
ARTISAN INTERNATIONAL

Value at beginning of period           8.54        10.00
Value at end of period                 7.18         8.54
Number of accumulation units            15         15.37
outstanding at end of period

----------------------------------- ------------ -----------
INVESCO DYNAMICS

Value at beginning of period           8.51        10.00
Value at end of period                 5.71         8.51
Number of accumulation units           3,160       13.77
outstanding at end of period

----------------------------------- ------------ -----------
JANUS TWENTY

Value at beginning of period           7.05        10.00
Value at end of period                 5.00         7.05
Number of accumulation units at        5,572       74.13
end of period

----------------------------------- ----------- ------------
JANUS WORLDWIDE

Value at beginning of period           8.02        10.00
Value at end of period                 6.18        8.02
Number of accumulation units          3,068        68.81
outstanding at end of period

----------------------------------- ----------- ------------

              APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR



     The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

     (ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.75%, 0.65%, 0.55%, or 0.00%, depending upon the Group Policyholder's Contract.

         The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

         The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

                           FUTUREFUNDS SERIES ACCOUNT

                Group Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                        Telephone: (800) 701-8255 (U.S.)
                       (303) 737-4538 (Greenwood Village)





                       STATEMENT OF ADDITIONAL INFORMATION






This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2002, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.





                                   May 1, 2002

                                TABLE OF CONTENTS


                                                                        Page

CUSTODIAN AND INDEPENDENT AUDITORS.......................................B-3
UNDERWRITER..............................................................B-3
CALCULATION OF PERFORMANCE DATA..........................................B-3
FINANCIAL STATEMENTS.....................................................B-5

                       CUSTODIAN AND INDEPENDENT AUDITORS

A.       Custodian
         ---------

The assets of FutureFunds Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.

B.       Independent Auditors
         --------------------

The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


The consolidated financial statements of GWL&A as of December 31, 2001 and 2000 and each of the three years in the period ended December 31, 2001, as well as the financial statements of the Series Account for the years ended December 31, 2001 and 2000, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon such firm as experts in accounting and auditing.


                                   UNDERWRITER


The offering of the Contracts is made on a continuous basis by BenefitsCorp Equities, Inc. ("BCE"), a wholly owned subsidiary of GWL&A. BCE has received no underwriting commissions in connection with ths offering.

                         CALCULATION OF PERFORMANCE DATA

A.Yield and Effective Yield Quotations for the Money Market Investment Division


The yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 2001 and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

The effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 2001 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


EFFECTIVE YIELD = [(BASE PERIOD RETURN +1) 365/7]-1.

For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See Administrative Charges, Risk Charges and Other Deductions in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division's underlying Eligible Fund are excluded from the calculation of yield.

B. Total Return Quotations for All Investment Divisions


The total return quotations for all Investment Divisions set forth in the Prospectus are average annual total return quotations for the one, five and ten year periods ended December 31, 2001, or since inception if the Investment Division has not been in existence for at least the above listed period of time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


P(1+T)n = ERV

         Where:   P =      a hypothetical initial payment of $1,000

                  T =      average annual total return

                  n =      number of years

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Participant Annuity Account Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period and the maximum applicable contingent deferred sales charge.

In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total return for periods prior to the inception of the Investment Division. This is possible in cases where the underlying Eligible Fund in which the Investment Division invests was created before the Investment Division's inception date. Consequently, the underlying Eligible Fund established a performance track record even before the Investment Division was created. In the case of an Investment Division that was recently created, there will be no standardized performance to show because the Investment Division will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying Eligible Fund in which such an Investment Division invests was in existence prior to the Investment Division's inception date. Both standardized performance and non-standardized performance utilize the same calculation method which reflects deductions for the highest level of recurring charges under the Contract. However, non-standardized performance may be shown with and without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract.


                              FINANCIAL STATEMENTS

The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                          FUTUREFUNDS SERIES ACCOUNT OF
                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


--------------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED

           DECEMBER 31, 2001, AND 2000AND INDEPENDENT AUDITORS' REPORT

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                             AIM BLUE CHIP      ALGER          ALGER         AMERICAN       AMERICAN      AMERICAN
                                                 FUND          AMERICAN       AMERICAN       CENTURY        CENTURY      CENTURY VP
                                                               BALANCED    MIDCAP GROWTH  EQUITY INCOME     INCOME &      BALANCED
                                                              PORTFOLIO      PORTFOLIO         FUND       GROWTH FUND    PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

ASSETS:
     Investments at market value (1)      $    3,680,732  $    7,995,196 $   14,522,586 $    2,132,363 $       18,959 $          986
     Investment income due and accrued
     Purchase payments receivable                  9,912          51,979         81,665         40,571
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                           3,690,644       8,047,175     14,604,251      2,172,934         18,959            986
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity                787           1,798          3,141            444              3
     Insurance Company
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                            787           1,798          3,141            444              3
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $    3,689,857  $    8,045,377 $   14,601,110 $    2,172,490 $       18,956 $          986
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $    3,689,857  $    8,045,377 $   14,601,110 $    2,172,490 $       18,956 $          986
     Contracts in payout phase
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $    3,689,857  $    8,045,377 $   14,601,110 $    2,172,490 $       18,956 $          986
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                   566,131         759,932      1,200,342        166,691          2,206             53

UNIT VALUE (ACCUMULATION)                 $         6.52  $        10.59 $        12.16 $        13.03 $         8.59 $        18.60
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

(1)  Cost of investments:                 $    4,654,795  $    8,949,497 $   21,073,986 $    2,027,188 $       19,698 $        1,015
     Shares of investments:                      302,941         611,253        821,878        298,650            693            150


The accompanying notes are an integral part of these financial
___________________________________________________________                                                              (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                ARTISAN      FIDELITY VIP   FIDELITY VIP     FRANKLIN       INVESCO     JANUS ASPEN
                                             INTERNATIONAL      GROWTH     II CONTRAFUND    SMALL CAP    DYNAMICS FUND     SERIES
                                                 FUND         PORTFOLIO                   GROWTH FUND I                  WORLDWIDE
                                                                                                                           GROWTH
                                                                                                                         PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

ASSETS:
     Investments at market value (1)      $    2,014,744  $  134,665,067 $   13,414,239 $       49,507 $    4,190,989 $    4,898,725
     Investment income due and accrued
     Purchase payments receivable                                819,223        112,809                         5,108          2,152
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                           2,014,744     135,484,290     13,527,048         49,507      4,196,097      4,900,877
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:
     Redemptions payable                         124,106
     Due to Great-West Life & Annuity                416          28,984          2,940              7            888            806
     Insurance Company
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                        124,522          28,984          2,940              7            888            806
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $    1,890,222  $  135,455,306 $   13,524,108 $       49,500 $    4,195,209 $    4,900,071
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $    1,890,222  $  135,455,306 $   13,524,108 $       49,500 $    4,195,209 $    4,900,071
     Contracts in payout phase
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $    1,890,222  $  135,455,306 $   13,524,108 $       49,500 $    4,195,209 $    4,900,071
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                   267,977       6,477,937      1,175,848          7,384        747,649        401,543

UNIT VALUE (ACCUMULATION)                 $         7.05  $        20.91 $        11.50 $         6.70 $         5.61          12.20
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

(1)  Cost of investments:                 $    1,922,066  $  169,495,028 $   16,478,885 $       60,672 $    5,737,991 $    7,082,240
     Shares of investments:                      109,735       4,006,696        666,380          1,588        263,088        171,644


The accompanying notes are an integral part of these financial
___________________________________________________________                                                              (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                             JANUS FUND      JANUS TWENTY      JANUS          MAXIM       MAXIM ARIEL   MAXIM ARIEL
                                                                 FUND      WORLDWIDE FUND   AGGRESSIVE    MIDCAP VALUE   SMALL-CAP
                                                                                            PROFILE I      PORTFOLIO       VALUE
                                                                                            PORTFOLIO                    PORTFOLIO
                                            -------------   ------------------------------------------------------------------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

ASSETS:
     Investments at market value (1)      $       94,596  $    5,567,316 $    4,960,528 $   33,700,810 $   67,017,160 $   18,791,300
     Investment income due and accrued
     Purchase payments receivable                                 56,358         43,642          5,404        204,697        101,187
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                              94,596       5,623,674      5,004,170     33,706,214     67,221,857     18,892,487
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity                 14           1,200          1,025          1,674         14,217          1,827
     Insurance Company
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                             14           1,200          1,025          1,674         14,217          1,827
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $       94,582  $    5,622,474 $    5,003,145 $   33,704,540 $   67,207,640 $   18,890,660
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $       94,582  $    5,622,474 $    5,003,145 $   33,704,540 $   67,207,640 $   18,890,660
     Contracts in payout phase
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $       94,582  $    5,622,474 $    5,003,145 $   33,704,540 $   67,207,640 $   18,890,660
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                    15,053       1,146,340        823,860      2,748,943      2,631,006      1,064,090

UNIT VALUE (ACCUMULATION)                 $         6.28  $         4.90 $         6.07 $        12.26 $        25.54          17.75
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

(1)  Cost of investments:                 $      108,662  $    8,652,882 $    7,084,474 $   38,450,741 $   56,692,619 $   16,496,318
     Shares of investments:                        3,845         144,756        113,151     35,536,932     34,348,502     17,878,448


The accompanying notes are an integral part of these financial
___________________________________________________________                                                              (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                              MAXIM BOND      MAXIM BOND       MAXIM          MAXIM       MAXIM GROWTH  MAXIM INDEX
                                               PORTFOLIO        INDEX       CONSERVATIVE     FOUNDERS        INDEX          600
                                                              PORTFOLIO      PROFILE I       GROWTH &      PORTFOLIO     PORTFOLIO
                                                                             PORTFOLIO        INCOME
                                                                                            PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

ASSETS:
     Investments at market value (1)      $   44,442,966  $    2,873,150 $   20,254,358 $    3,137,028 $   20,352,621 $   16,042,556
     Investment income due and accrued
     Purchase payments receivable                161,787          20,716         45,130         15,330        174,355         83,840
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                          44,604,753       2,893,866     20,299,488      3,152,358     20,526,976     16,126,396
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity              9,387             625          1,590            663          4,438          3,310
     Insurance Company
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                          9,387             625          1,590            663          4,438          3,310
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $   44,595,366  $    2,893,241 $   20,297,898 $    3,151,695 $   20,522,538 $   16,123,086
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $   44,595,366  $    2,893,241 $   20,297,898 $    3,151,695 $   20,522,538 $   16,123,086
     Contracts in payout phase
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $   44,595,366  $    2,893,241 $   20,297,898 $    3,151,695 $   20,522,538 $   16,123,086
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                 2,110,491         247,587      1,650,959        350,651      1,750,439        906,337

UNIT VALUE (ACCUMULATION)                 $        21.13  $        11.69 $        12.29 $         8.99 $        11.72          17.79
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

(1)  Cost of investments:                 $   45,341,273  $    2,905,817 $   21,512,591 $    4,377,207 $   29,454,787 $   16,466,673
     Shares of investments:                   38,235,403       2,191,991     20,996,065      4,054,605     12,106,893     21,538,511


The accompanying notes are an integral part of these financial
___________________________________________________________                                                              (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                             MAXIM INVESCO  MAXIM INVESCO  MAXIM INVESCO   MAXIM LOOMIS   MAXIM LOOMIS     MAXIM
                                               BALANCED     ADR PORTFOLIO    SMALL-CAP        SAYLES         SAYLES       MODERATE
                                               PORTFOLIO                       GROWTH       CORPORATE      SMALL-CAP     PROFILE I
                                                                             PORTFOLIO    BOND PORTFOLIO     VALUE       PORTFOLIO
                                                                                                           PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

ASSETS:
     Investments at market value (1)      $  112,519,250  $    9,505,870 $   55,709,393 $   18,871,756 $    4,996,841 $   50,437,549
     Investment income due and accrued
     Purchase payments receivable                435,823          39,645        216,425        127,345          4,828        146,593
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                         112,955,073       9,545,515     55,925,818     18,999,101      5,001,669     50,584,142
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity             32,334           1,809         11,582          3,830          1,048          3,033
     Insurance Company
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                         32,334           1,809         11,582          3,830          1,048          3,033
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $  112,922,739  $    9,543,706 $   55,914,236 $   18,995,271 $    5,000,621 $   50,581,109
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $  112,893,776  $    9,543,706 $   55,914,236 $   18,995,271 $    5,000,621 $   50,581,109
     Contracts in payout phase                    28,963
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $  112,922,739  $    9,543,706 $   55,914,236 $   18,995,271 $    5,000,621 $   50,581,109
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                 8,123,413         775,915      2,470,181      1,253,917        379,322      4,091,727

UNIT VALUE (ACCUMULATION)                 $        13.90  $        12.30 $        22.64 $        15.15 $        13.18 $        12.36
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

(1)  Cost of investments:                 $  145,432,631  $   11,789,398 $   77,529,913 $   21,636,779 $    4,507,095 $   55,510,182
     Shares of investments:                  104,655,310       7,178,268     33,161,242     19,582,639      2,928,554     52,868,994


The accompanying notes are an integral part of these financial
___________________________________________________________                                                              (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                 MAXIM          MAXIM       MAXIM MONEY    MAXIM STOCK   MAXIM T. ROWE    MAXIM T.
                                              MODERATELY      MODERATELY       MARKET         INDEX          PRICE       ROWE PRICE
                                              AGGRESSIVE     CONSERVATIVE    PORTFOLIO      PORTFOLIO    EQUITY/INCOME     MIDCAP
                                               PROFILE I      PROFILE I                                    PORTFOLIO       GROWTH
                                               PORTFOLIO      PORTFOLIO                                                  PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

ASSETS:
     Investments at market value (1)      $   68,833,015  $   18,741,797 $   97,756,638 $  496,310,920 $   85,135,404 $   32,591,062
     Investment income due and accrued                                           19,171
     Purchase payments receivable                 94,133          16,456      1,762,878      1,367,945        624,952        214,072
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                          68,927,148      18,758,253     99,538,687    497,678,865     85,760,356     32,805,134
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity              3,231           1,498        355,149         69,548         22,745          3,140
     Insurance Company
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                          3,231           1,498        355,149         69,548         22,745          3,140
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $   68,923,917  $   18,756,755 $   99,183,538 $  497,609,317 $   85,737,611 $   32,801,994
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $   68,923,917  $   18,756,755 $   98,773,639 $  497,195,488 $   85,701,988 $   32,801,994
     Contracts in payout phase                                                  409,899        413,829         35,623
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $   68,923,917  $   18,756,755 $   99,183,538 $  497,609,317 $   85,737,611 $   32,801,994
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                 5,513,112       1,605,654      5,793,069     14,038,098      4,005,266      2,037,147

UNIT VALUE (ACCUMULATION)                 $        12.50  $        11.68 $        17.05 $        35.42 $        21.40 $        16.10
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

(1)  Cost of investments:                 $   77,147,245  $   20,387,519 $   97,756,638 $  531,541,056 $   90,739,672 $   31,473,965
     Shares of investments:                   70,774,938      19,797,164     97,707,011    181,342,882     52,870,742     21,188,779


The accompanying notes are an integral part of these financial
___________________________________________________________                                                              (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                 MAXIM        MAXIM U.S.    MAXIM VALUE      PIONEER      RS EMERGING    STEIN ROE
                                               TEMPLETON      GOVERNMENT       INDEX      EQUITY-INCOME   GROWTH FUND     BALANCED
                                             INTERNATIONAL    SECURITIES     PORTFOLIO    VCT PORTFOLIO                  PORTFOLIO
                                                EQUITY        PORTFOLIO
                                               PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

ASSETS:
     Investments at market value (1)      $   35,616,794  $   44,997,254 $    8,004,127 $      755,021 $    3,281,080 $      127,224
     Investment income due and accrued
     Purchase payments receivable                 82,285         209,392         98,501          3,666         52,991
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                          35,699,079      45,206,646      8,102,628        758,687      3,334,071        127,224
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity              7,621           9,720          1,695            155            678             18
     Insurance Company
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                          7,621           9,720          1,695            155            678             18
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $   35,691,458  $   45,196,926 $    8,100,933 $      758,532 $    3,333,393 $      127,206
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $   35,691,458  $   45,196,926 $    8,100,933 $      758,532 $    3,333,393 $      127,206
     Contracts in payout phase
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $   35,691,458  $   45,196,926 $    8,100,933 $      758,532 $    3,333,393 $      127,206
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                 2,606,626       2,922,092        665,998         74,965        615,641         12,009

UNIT VALUE (ACCUMULATION)                 $        13.69  $        15.47 $        12.16 $        10.12 $         5.41 $        10.59
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

(1)  Cost of investments:                 $   43,362,635  $   44,493,428 $   10,562,742 $      808,477 $    4,591,810 $      146,954
     Shares of investments:                   32,970,653      40,906,178      6,177,597         40,834        102,502          9,179


The accompanying notes are an integral part of these financial
___________________________________________________________                                                              (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                                                                                    TOTAL
                                                                                                 FUTUREFUNDS
                                                                                               SERIES ACCOUNT
                                                                                               ----------------
                                                                                               ----------------

ASSETS:
     Investments at market value (1)                                                         $   1,569,009,477
     Investment income due and accrued                                                                  19,171
     Purchase payments receivable                                                                    7,533,795
                                                                                               ----------------
                                                                                               ----------------

        Total assets                                                                             1,576,562,443
                                                                                               ----------------
                                                                                               ----------------

LIABILITIES:
     Redemptions payable                                                                               124,106
     Due to Great-West Life & Annuity Insurance Company                                                609,018
                                                                                               ----------------
                                                                                               ----------------

        Total liabilities                                                                              733,124
                                                                                               ----------------
                                                                                               ----------------

NET ASSETS                                                                                   $   1,575,829,319
                                                                                               ================
                                                                                               ================

NET ASSETS REPRESENTED BY:
     Accumulation units                                                                      $   1,574,941,005
     Contracts in payout phase                                                                         888,314
                                                                                               ----------------
                                                                                               ----------------

NET ASSETS                                                                                   $   1,575,829,319
                                                                                               ================
                                                                                               ================





(1)  Cost of investments:                                                                    $   1,754,465,244
     Shares of investments:                                                                        938,667,264


The accompanying notes are an integral part of these financial statements.                         (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM BLUE CHIP     ALGER           ALGER         AMERICAN       AMERICAN        AMERICAN
                                             FUND        AMERICAN        AMERICAN       CENTURY         CENTURY       CENTURY VP
                                                         BALANCED         MIDCAP         EQUITY        INCOME &        BALANCED
                                                        PORTFOLIO         GROWTH      INCOME FUND     GROWTH FUND     PORTFOLIO
                                                                        PORTFOLIO
                                        ----------------------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

INVESTMENT INCOME:
    Dividends                            $         0 $      114,453  $            0 $       36,175 $           259 $        1,293

EXPENSES:
    Mortality and expense risk                38,949         89,852         167,768         15,198             142            205
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                (38,949)         24,601       (167,768)         20,977             117          1,088
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of fund   (147,853)      (169,110)     (2,418,623)         41,066           1,237        (7,543)
    shares
    Realized gain distributions                             139,309       6,235,218         11,684                          1,534
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)               (147,853)       (29,801)       3,816,595         52,750           1,237        (6,009)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                      (702,489) 0    (230,737)  0  (4,947,137) 0       67,790 0         (739) 0        2,129
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS           $  (889,291) $    (235,937)  $  (1,298,310) $      141,517 $           615 $      (2,792)
                                        =============  =============   =============  =============  ==============  =============
                                        =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO                                       1.52%                          2.71%           1.38%          7.24%
                                                       =============                  =============  ==============  =============
                                                       =============                  =============  ==============  =============


The accompanying notes are an integral part of these                                                            (Continued)
financial statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                          AMERICAN       ARTISAN         FIDELITY      FIDELITY VIP   FIDELITY VIP    FRANKLIN
                                         CENTURY VP    INTERNATIONAL    VIP GROWTH       II ASSET     II CONTRAFUND   SMALL CAP
                                          CAPITAL          FUND         PORTFOLIO        MANAGER                     GROWTH FUND
                                        APPRECIATION                                    PORTFOLIO                         I
                                         PORTFOLIO
                                        -------------  -------------   -------------  --------------------------------------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

INVESTMENT INCOME:
    Dividends                           $            $        6,434  $      114,156 $             $        98,829 $          133

EXPENSES:
    Mortality and expense risk                    15         20,244       1,603,673              9         150,225            301
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT LOSS                              (15)       (13,810)     (1,489,517)           (9)         (51,396)          (168)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of               78      (510,993)     (2,673,378)           (20)      (387,544)       (2,747)
    fund shares
    Realized gain distributions                                         10,730,683                        348,807
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                      78      (510,993)       8,057,305           (20)       (38,737)        (2,747)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                                       249,983    (37,527,060)                    (1,757,877)       (11,192)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS           $        63   $    (274,820)  $ (30,959,272) $       (29)    $  (1,848,010) $    (14,107)
                                        =============  =============   =============  =============  ==============  =============
                                        =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO                                       0.38%           0.08%                          0.77%          0.33%
                                                       =============   =============                 ==============  =============
                                                       =============   =============                 ==============  =============


The accompanying notes are an integral part of these financial statements.                                          (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                           INVESCO      JANUS ASPEN      JANUS FUND       JANUS           JANUS          MAXIM
                                           DYNAMICS        SERIES                      TWENTY FUND      WORLDWIDE      AGGRESSIVE
                                             FUND        WORLDWIDE                                        FUND         PROFILE I
                                                           GROWTH                                                      PORTFOLIO
                                                         PORTFOLIO
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

INVESTMENT INCOME:
    Dividends                          $            0 $       25,090  $            0 $       47,828 $         1,392 $      273,718

EXPENSES:
    Mortality and expense risk                 42,576         43,990             767         64,467          54,837         77,968
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                 (42,576)       (18,900)           (767)       (16,639)        (53,445)        195,750
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized loss on sale of fund           (730,319)      (370,094)        (30,477)      (826,555)       (362,114)      (135,648)
       shares
    Realized gain distributions                 5,666                                                                    2,110,601
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                (724,653)      (370,094)        (30,477)      (826,555)       (362,114)      1,974,953
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                       (726,020)    (1,018,575)        (14,045)    (1,218,349)       (915,245)    (3,685,611)
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS          $  (1,493,249) $  (1,407,569)  $     (45,289) $  (2,061,543) $   (1,330,804) $  (1,514,908)
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO                                        0.49%                          0.86%           0.03%          0.95%
                                                        =============                  =============  ==============  =============
                                                        =============                  =============  ==============  =============


The accompanying notes are an integral part of these                                                                  (Continued)
financial statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                         MAXIM ARIEL    MAXIM ARIEL      MAXIM BOND     MAXIM BOND        MAXIM          MAXIM
                                            MIDCAP       SMALL-CAP       PORTFOLIO        INDEX       CONSERVATIVE      FOUNDERS
                                            VALUE          VALUE                        PORTFOLIO       PROFILE I       GROWTH &
                                          PORTFOLIO      PORTFOLIO                                      PORTFOLIO        INCOME
                                                                                                                       PORTFOLIO
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

INVESTMENT INCOME:
    Dividends                          $      209,209 $      104,080  $    2,467,529 $      105,805 $       826,895 $        3,160

EXPENSES:
    Mortality and expense risk                680,238         79,298         489,196         19,404          82,222         34,794
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                (471,029)         24,782       1,978,333         86,401         744,673       (31,634)
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of           533,480        348,813        (78,176)         16,650        (46,507)      (197,898)
       fund shares
    Realized gain distributions             2,550,240        408,438                                        664,867
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                3,083,720        757,251        (78,176)         16,650         618,360      (197,898)
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                       6,887,138      1,327,648         589,694       (34,049)       (889,288)      (448,031)
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS        $    9,499,829 $    2,109,681  $    2,489,851 $       69,002 $       473,745 $    (677,563)
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO                         0.35%          0.72%           6.01%          6.36%          11.19%          0.10%
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============


The accompanying notes are an integral part of these                                                                    (Continued)
financial statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                           MAXIM       MAXIM INDEX        MAXIM          MAXIM           MAXIM          MAXIM
                                           GROWTH          600           INVESCO      INVESCO ADR       INVESCO         LOOMIS
                                           INDEX        PORTFOLIO        BALANCED      PORTFOLIO       SMALL-CAP        SAYLES
                                         PORTFOLIO                      PORTFOLIO                       GROWTH        CORPORATE
                                                                                                       PORTFOLIO         BOND
                                                                                                                      PORTFOLIO
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

INVESTMENT INCOME:
    Dividends                         $       69,107 $       27,031  $    2,565,806 $       89,501 $             0 $    1,639,122

EXPENSES:
    Mortality and expense risk               231,111        162,555       1,280,774        104,844         631,178        208,518
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)               (162,004)      (135,524)       1,285,032       (15,343)       (631,178)      1,430,604
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized loss on sale of fund        (1,518,950)      (239,363)     (2,935,727)      (195,566)     (4,439,754)      (371,764)
       shares
    Realized gain distributions                           1,115,868         583,538         12,700
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)             (1,518,950)        876,505     (2,352,189)      (182,866)     (4,439,754)      (371,764)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                    (1,520,212)       (63,472)    (16,138,215)    (1,786,668)    (12,362,515)      (779,262)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS         $  (3,201,166) $      677,509  $ (17,205,372) $  (1,984,877) $  (17,433,447) $      279,578
                                        =============  =============   =============  =============  ==============  =============
                                        =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO                        0.34%          0.18%           2.14%          0.88%                          8.55%
                                        =============  =============   =============  =============                  =============
                                        =============  =============   =============  =============                  =============


The accompanying notes are an integral part of these                                                                    (Continued)
financial statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                            MAXIM          MAXIM          MAXIM          MAXIM        MAXIM MONEY     MAXIM STOCK
                                            LOOMIS        MODERATE       MODERATELY     MODERATELY       MARKET          INDEX
                                            SAYLES       PROFILE I       AGGRESSIVE    CONSERVATIVE     PORTFOLIO      PORTFOLIO
                                          SMALL-CAP      PORTFOLIO       PROFILE I      PROFILE I
                                            VALUE                        PORTFOLIO      PORTFOLIO
                                          PORTFOLIO
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

INVESTMENT INCOME:
    Dividends                          $       21,166 $    1,209,532  $    1,167,594 $      567,186 $     3,630,767 $    3,655,180

EXPENSES:
    Mortality and expense risk                 46,838        143,382         155,273         76,319       1,061,896      6,075,567
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                 (25,672)      1,066,150       1,012,321        490,867       2,568,871    (2,420,387)
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of           137,025      (120,576)       (171,093)       (98,008)                      1,474,973
    fund shares
    Realized gain distributions               289,989      1,548,039       2,444,888        579,359                     34,496,777
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain                         427,014      1,427,463       2,273,795        481,351                     35,971,750
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                         113,142    (3,521,708)     (5,724,460)    (1,071,017)                   (110,011,100)
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS          $      514,484 $  (1,028,095)  $  (2,438,344) $     (98,799) $     2,568,871 $ (76,459,737)
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO                         0.50%          2.86%           2.01%          3.38%           3.69%          0.69%
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============


The accompanying notes are an integral part of these                                                                    (Continued)
financial statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                            MAXIM T.       MAXIM T.         MAXIM        MAXIM U.S.     MAXIM VALUE      PIONEER
                                          ROWE PRICE     ROWE PRICE      TEMPLETON      GOVERNMENT        INDEX       EQUITY-INCOME
                                         EQUITY/INCOME     MIDCAP       INTERNATIONAL   SECURITIES      PORTFOLIO         VCT
                                          PORTFOLIO        GROWTH          EQUITY       PORTFOLIO                      PORTFOLIO
                                                         PORTFOLIO       PORTFOLIO
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

INVESTMENT INCOME:
    Dividends                          $    1,146,987 $            0  $      336,774 $    2,422,791 $       102,233 $       12,075

EXPENSES:
    Mortality and expense risk                953,788        151,851         429,510        496,676          93,391          8,493
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                  193,199      (151,851)        (92,736)      1,926,115           8,842          3,582
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of         (301,740)       (14,861)     (1,318,036)        119,618       (335,265)        (4,240)
    fund shares
    Realized gain distributions             2,842,439        103,409         222,528                        693,717         39,427
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                2,540,699         88,548     (1,095,508)        119,618         358,452         35,187
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                     (2,308,913)       (69,846)     (3,543,691)        371,264     (1,613,790)      (101,666)
                                         -------------  -------------   -------------  -------------  --------------  -------------
                                         -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS       $      424,985 $    (133,149)  $  (4,731,935) $    2,416,997 $   (1,246,496) $     (62,897)
                                         =============  =============   =============  =============  ==============  =============
                                         =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO                         1.36%                          0.90%          5.63%           1.04%          1.61%
                                         =============                  =============  =============  ==============  =============
                                         =============                  =============  =============  ==============  =============


The accompanying notes are an integral part of these                                                                    (Continued)
financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                RS EMERGING          STEIN ROE          TOTAL
                                                                                GROWTH FUND      BALANCED PORTFOLIO  FUTUREFUNDS
                                                                                                                    SERIES ACCOUNT
                                                                               ---------------   ----------------------------------
                                                                               ---------------   ----------------   ---------------

INVESTMENT INCOME:
     Dividends                                                               $              0  $           3,039  $     23,102,329

EXPENSES:
     Mortality and expense risk                                                        30,983                847        16,100,132
                                                                               ---------------   ----------------   ---------------
                                                                               ---------------   ----------------   ---------------

NET INVESTMENT INCOME (LOSS)                                                         (30,983)              2,192         7,002,197
                                                                               ---------------   ----------------   ---------------
                                                                               ---------------   ----------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized loss on sale of fund shares                                           (389,616)              (335)      (18,877,553)
     Realized gain distributions                                                                           3,791       68,183,516
                                                                               ---------------   ----------------   ---------------
                                                                               ---------------   ----------------   ---------------

     Net realized gain (loss)                                                       (389,616)              3,456        49,305,963
                                                                               ---------------   ----------------   ---------------
                                                                               ---------------   ----------------   ---------------

     Change in net unrealized appreciation (depreciation)
        on investments                                                              (413,121)           (16,669)     (205,563,981)
                                                                               ---------------   ----------------   ---------------
                                                                               ---------------   ----------------   ---------------

NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                               $      (833,720)  $        (11,021)  $  (149,255,821)
                                                                               ===============   ================   ===============
                                                                               ===============   ================   ===============

INVESTMENT INCOME RATIO                                                                                    2.72%
                                                                                                 ================
                                                                                                 ================


The accompanying notes are an integral part of these financial statements.                                              (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                             AIM BLUE CHIP FUND             ALGER AMERICAN BALANCED        ALGER AMERICAN MIDCAP
                                                                                   PORTFOLIO                  GROWTH PORTFOLIO
                                        -----------------------------   ------------------------------------------------------------
                                        -----------------------------   -----------------------------   ----------------------------
                                            2001            2000            2001            2000            2001            2000
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                                            (1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)      $     (38,949)  $      (7,096)  $       24,601  $     (21,514)  $    (167,768)  $    (121,710)
    Net realized gain (loss)               (147,853)         (2,383)        (29,801)         452,463       3,816,595       1,465,179
    Change in net unrealized                                                                                                       0
    appreciation
       (depreciation) on investments       (702,489)       (271,574)       (230,737)       (819,904)     (4,947,137)     (1,848,165)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Decrease in net assets
    resulting
       from operations                     (889,291)       (281,053)       (235,937)       (388,955)     (1,298,310)       (504,696)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                        724,889         159,833       1,276,402         950,528       2,197,540       1,717,697
    Redemptions                            (134,845)         (8,349)       (436,274)       (446,711)       (740,283)       (756,612)
    Transfers between subaccounts,         1,111,691       3,007,974         527,695       5,476,618     (1,128,638)      13,274,330
    net
    Contract maintenance charges               (992)               0         (3,569)            (27)         (5,608)            (65)
    Adjustments to net assets allocated to contracts
       in payout phase
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Increase in net assets
    resulting from
       contract transactions               1,700,743       3,159,458       1,364,254       5,980,408         323,011      14,235,350
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Total increase (decrease) in             811,452       2,878,405       1,128,317       5,591,453       (975,299)      13,730,654
    net assets

NET ASSETS:
    Beginning of period                    2,878,405               0       6,917,060       1,325,607      15,576,409       1,845,755
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    End of period                     $    3,689,857  $    2,878,405  $    8,045,377  $    6,917,060  $   14,601,110  $   15,576,409
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued
                                             312,612  -      339,421  -      234,012  -      666,371  -      333,825  -    1,450,891
    Units redeemed
                                            (83,063)  -      (2,839)  -    (107,308)  -    (149,763)  -    (316,713)  -    (419,025)
                                        -------------   -------------   -------------   -------------   -------------   ------------
                                        -------------   -------------   -------------   -------------   -------------   ------------

    Net increase                             229,549         336,582         126,704         516,608          17,112       1,031,866
                                        =============   =============   =============   =============   =============   ============
                                        =============   =============   =============   =============   =============   ============


(1) The portfolio commenced operations on June 15, 2000.

The accompanying notes are an integral part of these financial                                                           (Continued)
statements.

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                     AMERICAN CENTURY EQUITY       AMERICAN       AMERICAN CENTURY VP
                                                           INCOME FUND             CENTURY         BALANCED PORTFOLIO
                                                                                   INCOME &
                                                                                 GROWTH FUND
                                                   -----------------------------------------------------------------------
                                                   ---------------------------  -------------  ---------------------------
                                                      2001           2000           2001          2001           2000
                                                   ------------   ------------  -------------  ------------  -------------
                                                   ------------   ------------  -------------  ------------  -------------
                                                                      (1)           (2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                        $      20,977  $       2,670 $          117 $       1,088 $          630
    Net realized gain (loss)                            52,750          4,653          1,237       (6,009)            622
    Change in net unrealized appreciation                                                                               0
       (depreciation) on investments                    67,790         37,385          (739)         2,129        (3,077)
                                                   ------------   ------------  -------------  ------------  -------------
                                                   ------------   ------------  -------------  ------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                 141,517         44,708            615       (2,792)        (1,825)
                                                   ------------   ------------  -------------  ------------  -------------
                                                   ------------   ------------  -------------  ------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  246,100         20,541          3,668      (26,193)          3,712
    Redemptions                                       (21,932)       (16,309)          (269)         (874)        (1,522)
    Transfers between subaccounts, net               1,323,094        434,975         14,942      (16,499)           (14)
    Contract maintenance charges                         (204)              0              0             0              0
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                   ------------   ------------  -------------  ------------  -------------
                                                   ------------   ------------  -------------  ------------  -------------

    Increase (decrease) in net assets resulting
    from
       contract transactions                         1,547,058        439,207         18,341      (43,566)          2,176
                                                   ------------   ------------  -------------  ------------  -------------
                                                   ------------   ------------  -------------  ------------  -------------

    Total increase (decrease) in net assets          1,688,575        483,915         18,956      (46,358)            351

NET ASSETS:
    Beginning of period                                483,915              0              0        47,344         46,993
                                                   ------------   ------------  -------------  ------------  -------------
                                                   ------------   ------------  -------------  ------------  -------------

    End of period                                $   2,172,490  $     483,915 $       18,956 $         986 $       47,344
                                                   ============   ============  =============  ============  =============
                                                   ============   ============  =============  ============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       167,355         53,303          6,076            53            185
    Units redeemed                                    (41,559)       (12,408)        (3,870)       (2,538)           (76)
                                                   ------------   ------------  -------------  ------------  -------------
                                                   ------------   ------------  -------------  ------------  -------------

    Net increase (decrease)                            125,796         40,895          2,206       (2,485)            109
                                                   ============   ============  =============  ============  =============
                                                   ============   ============  =============  ============  =============


(1) The portfolio commenced operations on June
    15, 2000.
(2) The portfolio commenced operations on November 1, 2000.

The accompanying notes are an integral part of these                                                                   (Continued)
financial statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                         AMERICAN CENTURY VP CAPITAL     ARTISAN INTERNATIONAL FUND   FIDELITY VIP GROWTH PORTFOLIO
                                           APPRECIATION PORTFOLIO
                                       ---------------------------------------------------------------------------------------------
                                       -----------------------------   -----------------------------  ------------------------------
                                           2001            2000            2001            2000           2001            2000
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                            (1)                                            (2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)     $           (15)  $  (195,165)  $     (13,810)  $      (3,865) $   (1,489,517) $   (1,937,774)
    Net realized gain (loss)                      78     20,531,312       (510,993)          93,084       8,057,305      30,346,874
    Change in net unrealized                       0                              0                               0
    appreciation
       (depreciation) on investments               0   (15,741,211)         249,983       (157,305)    (37,527,060)    (51,668,765)
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------

    Increase (decrease) in net assets resulting
       from operations                            63      4,594,936       (274,820)        (68,086)    (30,959,272)    (23,259,665)
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------

CONTRACT TRANSACTIONS:
    Purchase payments                          2,347          2,024         335,228          91,068      13,034,111      16,787,134
    Redemptions                                         (1,928,292)        (55,304)         (1,003)    (10,402,278)    (14,875,764)
    Transfers between subaccounts,           (2,415)   (40,859,503)         419,161       1,444,398     (3,908,532)      15,588,888
    net
    Contract maintenance charges                   0       (15,498)           (420)               0        (56,768)        (58,977)
    Adjustments to net assets allocated to contracts
       in payout phase
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------

    Increase (decrease) in net assets resulting from
       contract transactions                    (68)   (42,801,269)         698,665       1,534,463     (1,333,467)      17,441,281
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------

    Total increase (decrease) in                 (5)   (38,206,333)         423,845       1,466,377    (32,292,739)     (5,818,384)
    net assets

NET ASSETS:
    Beginning of period                            5     38,206,338       1,466,377               0     167,748,045     173,566,429
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------

    End of period                    $             0 $            5  $    1,890,222  $    1,466,377 $   135,455,306 $   167,748,045
                                       ==============  =============   =============   =============  ==============  ==============
                                       ==============  =============   =============   =============  ==============  ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                             41,589         651,433         221,268         936,817       2,224,517
                                                 186
    Units redeemed                                      (2,010,947)       (556,346)        (48,378)       (948,898)     (1,550,403)
                                               (186)
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------

    Net increase (decrease)                        0    (1,969,358)          95,087         172,890        (12,081)         674,114
                                       ==============  =============   =============   =============  ==============  ==============
                                       ==============  =============   =============   =============  ==============  ==============

(1) The portfolio ceased operations on September 5, 2001.
(2) The portfolio commenced operations on June 15, 2000.

The accompanying notes are an integral part of these financial                                                          (Continued)
statements.

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                          FIDELITY VIP II ASSET       FIDELITY VIP II CONTRAFUND    FRANKLIN SMALL CAP GROWTH
                                            MANAGER PORTFOLIO                                                FUND I
                                      -----------------------------------------------------------------------------------------
                                      ----------------------------  ----------------------------   ----------------------------
                                          2001           2000           2001           2000            2001           2000
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                          (1)                                                                         (2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)    $          (9) $      863,450 $     (51,396) $    (114,275)  $        (168) $            0
    Net realized gain (loss)                  (20)      2,054,095       (38,737)      1,470,426         (2,747)              0
    Change in net unrealized                                                   0                              0              0
    appreciation
       (depreciation) on                         0    (3,379,471)    (1,757,877)    (2,438,521)        (11,192)             27
    investments
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                        (29)      (461,926)    (1,848,010)    (1,082,370)        (14,107)             27
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                        1,394        126,343      2,244,467      2,657,698           2,084              0
    Redemptions                                (6)    (1,609,231)      (492,389)      (791,339)               0              0
    Transfers between subaccounts,         (1,366)   (31,080,581)       (44,369)      3,982,107          60,618            878
    net
    Contract maintenance charges                 0       (11,855)        (7,752)          (561)               0              0
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------

    Increase (decrease) in net assets resulting
    from
       contract transactions                    22   (32,575,324)      1,699,957      5,847,905          62,702            878
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------

    Total increase (decrease) in net           (7)   (33,037,250)      (148,053)      4,765,535          48,595            905
    assets

NET ASSETS:
    Beginning of period                          7     33,037,257     13,672,161      8,906,626             905              0
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------

    End of period                   $            0  $           7 $   13,524,108 $   13,672,161  $       49,500 $          905
                                      =============  =============  =============  =============   =============  =============
                                      =============  =============  =============  =============   =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                           32,934        297,291        688,579           8,114            107
                                               171
    Units redeemed                                    (1,956,075)      (152,859)      (277,337)           (837)              0
                                             (171)
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------

    Net increase (decrease)                      0    (1,923,141)        144,432        411,242           7,277            107
                                      =============  =============  =============  =============   =============  =============
                                      =============  =============  =============  =============   =============  =============


(1) The portfolio ceased operations on November 15, 2001.
(2) The portfolio commenced operations on November 1, 2000.

The accompanying notes are an integral part of these financial                                                          (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

                                         INVESCO DYNAMICS FUND        JANUS ASPEN SERIES WORLDWIDE   JANUS FUND
                                                                            GROWTH PORTFOLIO
                                      -----------------------------  -----------------------------------------------------------
                                      -----------------------------  -----------------------------  ----------------------------
                                          2001            2000           2001           2000            2001           2000
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                                          (1)                                                          (2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)    $     (42,576)  $     (24,109) $     (18,900) $      (10,431) $        (767) $            0
    Net realized gain (loss)             (724,653)       (142,715)      (370,094)       1,168,018       (30,477)             19
    Change in net unrealized                     0                              0                              0
    appreciation
       (depreciation) on                 (726,020)       (820,981)    (1,018,575)     (2,462,022)       (14,045)           (21)
    investments
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    Decrease in net assets
    resulting
       from operations                 (1,493,249)       (987,805)    (1,407,569)     (1,304,435)       (45,289)            (2)
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                    1,114,734         314,665        979,315       1,477,742          9,513            341
    Redemptions                           (72,880)        (13,670)      (357,068)       (734,260)              0              0
    Transfers between subaccounts,         734,048       4,600,865      (292,214)       2,232,590        130,019              0
    net
    Contract maintenance charges           (1,495)             (4)        (1,393)               0              0              0
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    Increase in net assets
    resulting from
       contract transactions             1,774,407       4,901,856        328,640       2,976,072        139,532            341
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    Total increase (decrease) in net       281,158       3,914,051    (1,078,929)       1,671,637         94,243            339
    assets

NET ASSETS:
    Beginning of period                  3,914,051               0      5,979,000       4,307,363            339              0
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    End of period                   $    4,195,209  $    3,914,051 $    4,900,071 $     5,979,000 $       94,582 $          339
                                      =============   =============  =============  ==============  =============  =============
                                      =============   =============  =============  ==============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                           622,266         85,645         298,927         39,845             39
                                           463,539
    Units redeemed                                       (159,690)       (65,176)       (146,997)       (24,831)              0
                                         (178,466)
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    Net increase                           285,073         462,576         20,469         151,930         15,014             39
                                      =============   =============  =============  ==============  =============  =============
                                      =============   =============  =============  ==============  =============  =============


(1) The portfolio commenced operations on June
    15, 2000.
(2) The portfolio commenced operations on November 1, 2000.

The accompanying notes are an integral part of these financial                                                          (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

                                           JANUS TWENTY FUND             JANUS WORLDWIDE FUND       MAXIM AGGRESSIVE PROFILE I
                                                                                                             PORTFOLIO
                                      -----------------------------  -----------------------------  ----------------------------
                                      -----------------------------  -----------------------------  ----------------------------
                                          2001            2000           2001           2000            2001           2000
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                                          (1)                            (2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)    $     (16,639)  $     (17,992) $     (53,445) $        14,341 $      195,750 $      590,628
    Net realized gain (loss)             (826,555)          94,264      (362,114)         424,626      1,974,953        890,227
    Change in net unrealized                     0                              0                              0
    appreciation
       (depreciation) on               (1,218,349)     (1,867,216)      (915,245)     (1,208,701)    (3,685,611)    (3,197,050)
    investments
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    Decrease in net assets
    resulting
       from operations                 (2,061,543)     (1,790,944)    (1,330,804)       (769,734)    (1,514,908)    (1,716,195)
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                    1,671,982         585,064      1,010,580         510,591     10,605,572     10,663,030
    Redemptions                          (122,070)       (146,113)      (192,057)         (4,379)    (1,885,577)    (1,448,532)
    Transfers between subaccounts,         440,998       7,047,725      1,101,909       4,678,642      (565,862)        468,385
    net
    Contract maintenance charges           (2,624)             (1)        (1,598)             (5)        (7,943)        (4,180)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    Increase in net assets
    resulting from
       contract transactions             1,988,286       7,486,675      1,918,834       5,184,849      8,146,190      9,678,703
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    Total increase (decrease) in net      (73,257)       5,695,731        588,030       4,415,115      6,631,282      7,962,508
    assets

NET ASSETS:
    Beginning of period                  5,695,731               0      4,415,115               0     27,073,258     19,110,750
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    End of period                   $    5,622,474  $    5,695,731 $    5,003,145 $     4,415,115 $   33,704,540 $   27,073,258
                                      =============   =============  =============  ==============  =============  =============
                                      =============   =============  =============  ==============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                           885,619        370,442         596,322        943,111      1,327,294
                                           568,339
    Units redeemed                                        (72,959)      (100,848)        (42,056)      (270,647)      (612,575)
                                         (234,659)
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    Net increase                           333,680         812,660        269,594         554,266        672,464        714,719
                                      =============   =============  =============  ==============  =============  =============
                                      =============   =============  =============  ==============  =============  =============


(1) The portfolio commenced operations on June
    15, 2000.
(2) The portfolio commenced operations on July
    19, 2000.

The accompanying notes are an integral part of these financial                                                  (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                       MAXIM ARIEL MIDCAP VALUE       MAXIM ARIEL SMALL-CAP VALUE         MAXIM BOND PORTFOLIO
                                               PORTFOLIO                       PORTFOLIO
                                    ------------------------------------------------------------------------------------------------
                                    ------------------------------  -------------------------------  -------------------------------
                                        2001            2000             2001            2000            2001             2000
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)   $   (471,029) $     (209,595) $         24,782 $        34,954 $     1,978,333  $     2,302,695
     Net realized gain (loss)           3,083,720       2,125,758          757,251         274,179        (78,176)         (72,581)
     Change in net unrealized                   0                                0                               0
     appreciation
     (depreciation) on investments      6,887,138       5,726,690        1,327,648       1,786,109         589,694          378,946
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Increase in net assets
     resulting
        from operations                 9,499,829       7,642,853        2,109,681       2,095,242       2,489,851        2,609,060
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

CONTRACT TRANSACTIONS:
     Purchase payments                  3,389,213       4,145,094        3,567,107       2,290,626       1,645,644        2,008,305
     Redemptions                      (4,190,689)     (5,575,897)        (909,554)       (541,959)     (3,525,690)      (4,893,726)
     Transfers between subaccounts,     2,829,081     (7,712,224)        3,246,263         999,139       1,600,360      (2,770,530)
     net
     Contract maintenance charges        (18,946)       (147,225)          (3,397)           (942)        (11,117)         (12,404)
     Adjustments to net assets
     allocated to contracts
        in payout phase
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Increase (decrease) in net
     assets resulting from
        contract transactions           2,008,659     (9,290,252)        5,900,419       2,746,864       (290,803)      (5,668,355)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Total increase (decrease)         11,508,488     (1,647,399)        8,010,100       4,842,106       2,199,048      (3,059,295)
     in net assets

NET ASSETS:
     Beginning of period               55,699,152      57,346,551       10,880,560       6,038,454      42,396,318       45,455,613
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     End of period                  $  67,207,640 $    55,699,152 $     18,890,660 $    10,880,560 $    44,595,366  $    42,396,318
                                    ==============  ==============  ===============  ==============  ==============   ==============
                                    ==============  ==============  ===============  ==============  ==============   ==============

CHANGES IN UNITS OUTSTANDING:
     Units issued                                         601,949          542,946         486,192         284,287          582,195
                                          408,248
     Units redeemed                                   (1,074,450)        (176,430)       (260,016)       (269,065)        (585,342)
                                        (313,698)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Net increase (decrease)               94,550       (472,501)          366,516         226,176          15,222          (3,147)
                                    ==============  ==============  ===============  ==============  ==============   ==============
                                    ==============  ==============  ===============  ==============  ==============   ==============


The accompanying notes are an integral part of these financial                                                           (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                       MAXIM BOND INDEX PORTFOLIO      MAXIM CONSERVATIVE PROFILE I      MAXIM FOUNDERS GROWTH &
                                                                                PORTFOLIO                    INCOME PORTFOLIO
                                     -----------------------------------------------------------------------------------------------
                                     ------------------------------  -------------------------------  ------------------------------
                                         2001            2000             2001            2000            2001             2000
                                     --------------  --------------  ---------------  --------------  --------------   -------------
                                     --------------  --------------  ---------------  --------------  --------------   -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)    $      86,401 $        20,367 $        744,673 $       783,243 $      (31,634)  $      (46,417)
     Net realized gain (loss)               16,650           5,415          618,360       (106,268)       (197,898)          338,324
     Change in net unrealized                    0                                0                               0
     appreciation
    (depreciation) on investments         (34,049)           4,033        (889,288)         169,397       (448,031)      (1,197,986)
                                     --------------  --------------  ---------------  --------------  --------------   -------------
                                     --------------  --------------  ---------------  --------------  --------------   -------------

     Increase (decrease) in net
     assets
     resulting
        from operations                     69,002          29,815          473,745         846,372       (677,563)        (906,079)
                                     --------------  --------------  ---------------  --------------  --------------   -------------
                                     --------------  --------------  ---------------  --------------  --------------   -------------

CONTRACT TRANSACTIONS:
     Purchase payments                     238,037          37,481        3,368,906       3,317,375         418,753          548,155
     Redemptions                         (125,409)        (63,290)      (1,650,819)     (1,879,190)       (247,320)        (430,748)
     Transfers between subaccounts,      1,866,473         717,455          761,202     (1,961,081)        (29,022)          115,220
     net
     Contract maintenance charges            (243)               0          (1,214)         (7,668)         (1,249)            (157)
     Adjustments to net assets
     allocated to contracts
        in payout phase
                                     --------------  --------------  ---------------  --------------  --------------   -------------
                                     --------------  --------------  ---------------  --------------  --------------   -------------

     Increase (decrease) in net
     assets resulting from
        contract transactions            1,978,858         691,646        2,478,075       (530,564)         141,162          232,470
                                     --------------  --------------  ---------------  --------------  --------------   -------------
                                     --------------  --------------  ---------------  --------------  --------------   -------------

     Total increase (decrease) in        2,047,860         721,461        2,951,820         315,808       (536,401)        (673,609)
     net assets

NET ASSETS:
     Beginning of period                   845,381         123,920       17,346,078      17,030,270       3,688,096        4,361,705
                                     --------------  --------------  ---------------  --------------  --------------   -------------
                                     --------------  --------------  ---------------  --------------  --------------   -------------

     End of period                 $     2,893,241 $       845,381 $     20,297,898 $    17,346,078 $     3,151,695  $     3,688,096
                                     ==============  ==============  ===============  ==============  ==============   =============
                                     ==============  ==============  ===============  ==============  ==============   =============

CHANGES IN UNITS OUTSTANDING:
     Units issued                                          134,866          411,190         902,528          76,217          158,269
                                           275,604
     Units redeemed                                       (70,320)        (205,520)       (949,541)        (60,330)        (138,497)
                                         (104,969)
                                     --------------  --------------  ---------------  --------------  --------------   -------------
                                     --------------  --------------  ---------------  --------------  --------------   -------------

     Net increase (decrease)               170,635          64,546          205,670        (47,013)          15,887           19,772
                                     ==============  ==============  ===============  ==============  ==============   =============
                                     ==============  ==============  ===============  ==============  ==============   =============


The accompanying notes are an integral part of these financial                                                           (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                     MAXIM GROWTH INDEX PORTFOLIO      MAXIM INDEX 600 PORTFOLIO         MAXIM INVESCO BALANCED
                                                                                                               PORTFOLIO
                                    ------------------------------------------------------------------------------------------------
                                    ------------------------------  -------------------------------  -------------------------------
                                        2001            2000             2001            2000            2001             2000
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)   $   (162,004) $     (295,187) $      (135,524) $     (107,026) $     1,285,032  $       987,773
     Net realized gain (loss)         (1,518,950)       3,871,252          876,505         600,059     (2,352,189)       12,499,312
     Change in net unrealized                   0                                0                               0
     appreciation
        (depreciation) on             (1,520,212)    (10,320,684)         (63,472)         755,867    (16,138,215)     (17,334,922)
        investments
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Increase (decrease) in net
      assets resulting
        from operations               (3,201,166)     (6,744,619)          677,509       1,248,900    (17,205,372)      (3,847,837)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

CONTRACT TRANSACTIONS:
     Purchase payments                  3,014,901       4,331,372        1,097,704       1,255,818       8,166,183       10,433,422
     Redemptions                      (1,264,040)     (2,596,856)        (953,987)     (1,306,289)    (10,676,320)     (14,120,660)
     Transfers between subaccounts      (683,564)       4,566,407         (15,789)       (188,875)     (1,893,921)       29,253,032
     net
     Contract maintenance charges        (12,844)         (1,588)          (4,169)         (4,752)        (34,167)          (4,495)
     Adjustments to net assets
     allocated to contracts
        in payout phase                                                                                    (9,683)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Increase (decrease) in net
     assets resulting from
        contract transactions           1,054,453       6,299,335          123,759       (244,098)     (4,447,908)       25,561,299
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Total increase (decrease) in     (2,146,713)       (445,284)          801,268       1,004,802    (21,653,280)       21,713,462
     net assets

NET ASSETS:
     Beginning of period               22,669,251      23,114,535       15,321,818      14,317,016     134,576,019      112,862,557
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     End of period                $    20,522,538 $    22,669,251 $     16,123,086 $    15,321,818 $   112,922,739  $   134,576,019
                                    ==============  ==============  ===============  ==============  ==============   ==============
                                    ==============  ==============  ===============  ==============  ==============   ==============

CHANGES IN UNITS OUTSTANDING:
     Units issued                                       1,018,381          174,541         240,083         882,734        3,264,830
                                          412,849
     Units redeemed                                     (657,783)        (164,558)       (255,250)     (1,155,706)      (1,682,371)
                                        (324,246)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Net increase (decrease)               88,603         360,598            9,983        (15,167)       (272,972)        1,582,459
                                    ==============  ==============  ===============  ==============  ==============   ==============
                                    ==============  ==============  ===============  ==============  ==============   ==============


The accompanying notes are an integral part of these financial                                                          (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                      MAXIM INVESCO ADR PORTFOLIO    MAXIM INVESCO SMALL-CAP GROWTH  MAXIM LOOMIS SAYLES CORPORATE
                                                                               PORTFOLIO                     BOND PORTFOLIO
                                    ------------------------------------------------------------------------------------------------
                                    ------------------------------  -------------------------------  -------------------------------
                                        2001            2000             2001            2000            2001             2000
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)   $    (15,343) $      (24,608) $      (631,178) $     (950,047) $     1,430,604  $     1,327,587
     Net realized gain (loss)           (182,866)       1,352,662      (4,439,754)      20,924,900       (371,764)        (813,388)
     Change in net unrealized                   0                                                                0
     appreciation
    (depreciation) on investments     (1,786,668)     (2,753,093)     (12,362,515)    (33,510,620)       (779,262)          146,238
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Increase (decrease) in
     net assets
     resulting
        from operations               (1,984,877)     (1,425,039)     (17,433,447)    (13,535,767)         279,578          660,437
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

CONTRACT TRANSACTIONS:
     Purchase payments                  1,129,009       1,713,006        5,719,106       6,699,890       1,355,766        1,621,712
     Redemptions                        (755,598)     (1,261,483)      (4,505,363)     (7,155,868)     (2,044,392)      (2,392,892)
     Transfers between                  (377,829)         111,223      (3,165,703)      14,254,942        (64,056)      (1,264,153)
     subaccounts,
     net
     Contract maintenance charges         (2,992)           (542)         (20,081)         (4,025)         (3,653)            (988)
     Adjustments to net assets
     allocated to contracts
        in payout phase
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Increase (decrease) in net
     assets resulting from
        contract transactions             (7,410)         562,204      (1,972,041)      13,794,939       (756,335)      (2,036,321)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Total increase (decrease) in     (1,992,287)       (862,835)     (19,405,488)         259,172       (476,757)      (1,375,884)
     net assets

NET ASSETS:
     Beginning of period               11,535,993      12,398,828       75,319,724      75,060,552      19,472,028       20,847,912
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     End of period                $     9,543,706 $    11,535,993 $     55,914,236 $    75,319,724 $    18,995,271  $    19,472,028
                                    ==============  ==============  ===============  ==============  ==============   ==============
                                    ==============  ==============  ===============  ==============  ==============   ==============

CHANGES IN UNITS OUTSTANDING:
     Units issued                                         282,671          500,901       1,827,007                          314,228
                                          132,917                                                          203,757
     Units redeemed                                     (252,113)        (557,273)     (1,470,612)                        (430,570)
                                        (122,186)                                                        (242,264)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Net increase (decrease)               10,731          30,558         (56,372)         356,395        (38,507)        (116,342)
                                    ==============  ==============  ===============  ==============  ==============   ==============
                                    ==============  ==============  ===============  ==============  ==============   ==============


The accompanying notes are an integral part of these financial                                                          (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                     MAXIM LOOMIS SAYLES SMALL-CAP      MAXIM MODERATE PROFILE I      MAXIM MODERATELY AGGRESSIVE
                                            VALUE PORTFOLIO                    PORTFOLIO                  PROFILE I PORTFOLIO
                                    ------------------------------------------------------------------------------------------------
                                    ------------------------------  -------------------------------  -------------------------------
                                        2001            2000             2001            2000            2001             2000
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)    $   (25,672) $       (6,071) $      1,066,150 $     1,343,663 $     1,012,321  $     1,443,336
     Net realized gain                    427,014         174,328        1,427,463       1,064,608       2,273,795        2,672,003
     Change in net unrealized                   0                                                                0
     appreciation
    (depreciation) on investments         113,142         370,880      (3,521,708)     (3,082,307)     (5,724,460)      (6,387,130)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Increase (decrease) in net
     assets resulting
        from operations                   514,484         539,137      (1,028,095)       (674,036)     (2,438,344)      (2,271,791)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

CONTRACT TRANSACTIONS:
     Purchase payments                    422,143         490,243       15,639,447      13,397,746      22,248,578       20,005,750
     Redemptions                        (293,407)       (359,425)      (1,873,319)     (2,312,727)     (2,656,237)      (2,408,728)
     Transfers between                    636,857         897,592          133,447       (504,678)       (930,457)          672,159
     subaccounts,
     net
     Contract maintenance charges         (1,076)           (219)         (10,829)         (4,013)        (15,552)          (6,383)
     Adjustments to net assets
     allocated to contracts
        in payout phase
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Increase in net assets
     resulting from
        contract transactions             764,517       1,028,191       13,888,746      10,576,328      18,646,332       18,262,798
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Total increase in net assets       1,279,001       1,567,328       12,860,651       9,902,292      16,207,988       15,991,007

NET ASSETS:
     Beginning of period                3,721,620       2,154,292       37,720,458      27,818,166      52,715,929       36,724,922
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     End of period                  $   5,000,621 $     3,721,620 $     50,581,109 $    37,720,458 $    68,923,917  $    52,715,929
                                    ==============  ==============  ===============  ==============  ==============   ==============
                                    ==============  ==============  ===============  ==============  ==============   ==============

CHANGES IN UNITS OUTSTANDING:
     Units issued                                         206,818        1,392,646       1,808,957                        2,386,666
                                          163,463                                                        1,925,225
     Units redeemed                                     (113,896)        (260,260)       (993,662)                      (1,038,000)
                                        (103,405)                                                        (424,932)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Net increase                          60,058          92,922        1,132,386         815,295       1,500,293        1,348,666
                                    ==============  ==============  ===============  ==============  ==============   ==============
                                    ==============  ==============  ===============  ==============  ==============   ==============


The accompanying notes are an integral part of these financial                                                          (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                     MAXIM MODERATELY CONSERVATIVE    MAXIM MONEY MARKET PORTFOLIO    MAXIM STOCK INDEX PORTFOLIO
                                          PROFILE I PORTFOLIO
                                    ------------------------------------------------------------------------------------------------
                                    ------------------------------  -------------------------------  -------------------------------
                                        2001            2000             2001            2000            2001             2000
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)    $    490,867 $       525,055 $      2,568,871 $     4,754,323 $   (2,420,387)  $   (3,592,656)
     Net realized gain (loss)             481,351          16,169                0         (6,837)      35,971,750      134,122,827
     Change in net unrealized                   0                                                                0
     appreciation
     (depreciation) on investments    (1,071,017)       (685,400)                0           7,572   (110,011,100)    (192,599,129)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Increase (decrease) in net
     assets
     resulting
        from operations                  (98,799)       (144,176)        2,568,871       4,755,058    (76,459,737)     (62,068,958)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

CONTRACT TRANSACTIONS:
     Purchase payments                  4,148,017       3,956,929        5,859,892       7,018,370      17,130,127       23,638,011
     Redemptions                      (1,343,793)       (744,882)     (16,840,018)    (20,393,495)    (44,453,989)     (64,689,784)
     Transfers between                     18,055       (734,638)       13,087,418     (6,076,447)    (15,899,711)       17,408,323
     subaccounts,
     net
     Contract maintenance charges         (2,116)         (1,014)         (33,124)        (29,583)       (134,327)            (485)
     Adjustments to net assets
     allocated to contracts
        in payout phase                                                  (335,003)                          38,142
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Increase (decrease) in net
     assets resulting from
        contract transactions           2,820,163       2,476,395        1,739,165    (19,481,155)    (43,319,758)     (23,643,935)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Total increase (decrease) in       2,721,364       2,332,219        4,308,036    (14,726,097)   (119,779,495)     (85,712,893)
     net assets

NET ASSETS:
     Beginning of period               16,035,391      13,703,172       94,875,502     109,601,599     617,388,812      703,101,705
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     End of period                $    18,756,755 $    16,035,391 $     99,183,538 $    94,875,502 $   497,609,317  $   617,388,812
                                    ==============  ==============  ===============  ==============  ==============   ==============
                                    ==============  ==============  ===============  ==============  ==============   ==============

CHANGES IN UNITS OUTSTANDING:
     Units issued                                         732,043        2,342,355       6,443,270                        4,234,795
                                          432,462                                                        1,134,121
     Units redeemed                                     (521,253)      (2,271,389)     (7,623,550)                      (3,044,704)
                                        (190,779)                                                      (1,909,872)
                                    --------------  --------------  ---------------  --------------  --------------   --------------
                                    --------------  --------------  ---------------  --------------  --------------   --------------

     Net increase (decrease)              241,683         210,790           70,966     (1,180,280)       (775,751)        1,190,091
                                    ==============  ==============  ===============  ==============  ==============   ==============
                                    ==============  ==============  ===============  ==============  ==============   ==============


The accompanying notes are an integral part of these financial                                                       (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                         MAXIM T. ROWE PRICE          MAXIM T. ROWE PRICE MIDCAP    MAXIM TEMPLETON INTERNATIONAL
                                       EQUITY/INCOME PORTFOLIO             GROWTH PORTFOLIO                EQUITY PORTFOLIO
                                   ------------------------------------------------------------------------------------------------
                                   ------------------------------  -------------------------------  -------------------------------
                                       2001            2000             2001            2000            2001             2000
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)   $    193,199 $       653,317 $      (151,851) $     (141,265) $      (92,736)  $     (185,705)
     Net realized gain (loss)          2,540,699       7,310,235           88,548       2,744,446     (1,095,508)       10,539,081
     Change in net unrealized                  0                                                                0
     appreciation
     (depreciation) on investments   (2,308,913)        (93,173)         (69,846)     (1,334,047)     (3,543,691)     (10,064,871)
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

     Increase (decrease) in net
     assets
     resulting
        from operations                  424,985       7,870,379        (133,149)       1,269,134     (4,731,935)          288,505
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

CONTRACT TRANSACTIONS:
     Purchase payments                 4,309,356       6,068,195        6,682,502       6,503,639       2,320,507        3,260,185
     Contract benefits and           (5,541,284)     (8,761,521)      (1,414,994)     (1,463,709)     (3,221,081)      (4,552,170)
     terminations
     Transfers between                 3,820,415    (12,809,509)          968,347       3,859,033     (1,135,534)      (1,082,830)
     subaccounts,
     net
     Contract maintenance charges       (21,081)         (6,501)          (2,237)         (2,025)        (11,847)         (16,155)
     Adjustments to net assets
     allocated to contracts
        in payout phase                  (4,251)
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

     Increase (decrease) in net
     assets resulting from
        contract transactions          2,563,155    (15,509,336)        6,233,618       8,896,938     (2,047,955)      (2,390,970)
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

     Total increase (decrease) in      2,988,140     (7,638,957)        6,100,469      10,166,072     (6,779,890)      (2,102,465)
     net assets

NET ASSETS:
     Beginning of period              82,749,471      90,388,428       26,701,525      16,535,453      42,471,348       44,573,813
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

     End of period                  $ 85,737,611 $    82,749,471 $     32,801,994 $    26,701,525 $    35,691,458  $    42,471,348
                                   ==============  ==============  ===============  ==============  ==============   ==============
                                   ==============  ==============  ===============  ==============  ==============   ==============

CHANGES IN UNITS OUTSTANDING:
     Units issued                                        799,096          581,492         839,591                        1,299,237
                                         523,236                                                          402,794
     Units redeemed                                  (1,605,487)        (176,509)       (286,149)                      (1,437,502)
                                       (377,883)                                                        (526,938)
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

     Net increase (decrease)             145,353       (806,391)          404,983         553,442       (124,144)        (138,265)
                                   ==============  ==============  ===============  ==============  ==============   ==============
                                   ==============  ==============  ===============  ==============  ==============   ==============


The accompanying notes are an integral part of these financial                                                          (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                       MAXIM U.S. GOVERNMENT        MAXIM VALUE INDEX PORTFOLIO      PIONEER EQUITY-INCOME VCT
                                       SECURITIES PORTFOLIO                                                  PORTFOLIO
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------  -------------------------------  -------------------------------
                                      2001            2000             2001            2000            2001             2000
                                  --------------  --------------  ---------------  --------------  --------------   --------------
                                  --------------  --------------  ---------------  --------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income         $  1,926,115 $     2,033,821 $          8,842 $        21,806 $         3,582  $         5,147
     Net realized gain (loss)           119,618       (292,762)          358,452         785,886          35,187           16,232
     Change in net unrealized                 0                                                                0
     appreciation
     depreciation) on investments       371,264       1,817,852      (1,613,790)       (472,381)       (101,666)           50,390
                                  --------------  --------------  ---------------  --------------  --------------   --------------
                                  --------------  --------------  ---------------  --------------  --------------   --------------

     Increase (decrease) in net
     assets
     resulting
        from operations               2,416,997       3,558,911      (1,246,496)         335,311        (62,897)           71,769
                                  --------------  --------------  ---------------  --------------  --------------   --------------
                                  --------------  --------------  ---------------  --------------  --------------   --------------

CONTRACT TRANSACTIONS:
     Purchase payments                1,674,222       2,239,735          736,759         963,973          90,666           89,503
     Contract benefits and          (3,897,314)     (5,043,203)        (669,516)       (914,991)        (74,808)         (37,895)
     terminations
     Transfers between                4,062,921     (3,907,302)          627,634         781,242          41,432          435,019
     subaccounts,
     net
     Contract maintenance charges      (10,489)        (12,602)          (2,435)           (323)           (183)              (5)
     Adjustments to net assets
     allocated to contracts
        in payout phase
                                  --------------  --------------  ---------------  --------------  --------------   --------------
                                  --------------  --------------  ---------------  --------------  --------------   --------------

     Increase (decrease) in net
     assets resulting from
        contract transactions         1,829,340     (6,723,372)          692,442         829,901          57,107          486,622
                                  --------------  --------------  ---------------  --------------  --------------   --------------
                                  --------------  --------------  ---------------  --------------  --------------   --------------

     Total increase (decrease)        4,246,337     (3,164,461)        (554,054)       1,165,212         (5,790)          558,391
     in net assets

NET ASSETS:
     Beginning of period             40,950,589      44,115,050        8,654,987       7,489,775         764,322          205,931
                                  --------------  --------------  ---------------  --------------  --------------   --------------
                                  --------------  --------------  ---------------  --------------  --------------   --------------

     End of period                 $ 45,196,926 $    40,950,589 $      8,100,933 $     8,654,987 $       758,532  $       764,322
                                  ==============  ==============  ===============  ==============  ==============   ==============
                                  ==============  ==============  ===============  ==============  ==============   ==============

CHANGES IN UNITS OUTSTANDING:
     Units issued                                       674,363          168,032         305,206                           81,345
                                        611,859                                                           28,667
     Units redeemed                                 (1,129,927)        (119,096)       (244,698)                         (33,094)
                                      (476,650)                                                         (23,131)
                                  --------------  --------------  ---------------  --------------  --------------   --------------
                                  --------------  --------------  ---------------  --------------  --------------   --------------

     Net increase (decrease)            135,209       (455,564)           48,936          60,508           5,536           48,251
                                  ==============  ==============  ===============  ==============  ==============   ==============
                                  ==============  ==============  ===============  ==============  ==============   ==============


The accompanying notes are an integral part of these financial                                                          (Continued)
statements.


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                       RS EMERGING GROWTH FUND       STEIN ROE BALANCED PORTFOLIO      TOTAL FUTUREFUNDS SERIES
                                                                                                               ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                   ------------------------------  -------------------------------  -------------------------------
                                       2001            2000             2001            2000            2001             2000
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                                        (1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)   $   (30,983) $       (9,470) $          2,192 $         2,070 $    7,002,197   $     9,688,898
     Net realized gain (loss)          (389,616)          25,398            3,456           8,313     49,305,963       259,030,315
     Change in net unrealized                  0                                                               0                 0
     appreciation
     (depreciation) on investments     (413,121)       (897,609)         (16,669)        (12,550)   (205,563,981)    (355,378,500)
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

     Decrease in net assets
     resulting
        from operations                (833,720)       (881,681)         (11,021)         (2,167)   (149,255,821)     (86,659,287)
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

CONTRACT TRANSACTIONS:
     Purchase payments                   670,943         237,259           40,065          40,142     150,517,286      162,379,947
     Contract benefits and              (55,613)         (1,183)                0        (49,821)    (128,098,660)    (176,734,478)
     terminations
     Transfers between                   812,741       3,385,681            (859)          12,130      10,220,481       28,754,607
     subaccounts,
     net
     Contract maintenance charges        (1,032)             (2)                0               0       (450,766)        (355,269)
     Adjustments to net assets
     allocated to contracts                                                                     0              0
        in payout phase                                                                                 (310,795)                0
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

     Increase in net assets
     resulting from
        contract transactions          1,427,039       3,621,755           39,206           2,451      31,877,546      14,044,807
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

     Total increase (decrease) in        593,319       2,740,074           28,185             284    (11,378,275)     (72,614,480)
     net assets

NET ASSETS:
     Beginning of period               2,740,074               0           99,021          98,737   1,693,207,594    1,765,822,074
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

     End of period                 $   3,333,393 $     2,740,074 $        127,206 $        99,021 $ 1,575,829,319  $ 1,693,207,594
                                   ==============  ==============  ===============  ==============  ==============   ==============
                                   ==============  ==============  ===============  ==============  ==============   ==============

CHANGES IN UNITS OUTSTANDING:
     Units issued                                        426,952            3,664           4,324      19,772,540       39,505,494
                                         337,467
     Units redeemed                                     (63,254)             (80)         (4,142)    (13,731,668)     (33,427,711)
                                        (85,524)
                                   --------------  --------------  ---------------  --------------  --------------   --------------
                                   --------------  --------------  ---------------  --------------  --------------   --------------

     Net increase                        251,943         363,698            3,584             182       6,040,872        6,077,783
                                   ==============  ==============  ===============  ==============  ==============   ==============
                                   ==============  ==============  ===============  ==============  ==============   ==============


(1) The portfolio commenced operations on June 15, 2000.

The accompanying notes are an integral part of these financial                                                          (Concluded)
statements.


                                      AIM BLUE CHIP FUND
                              -----------------------------------------------------------------------------------------------------
                              -----------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65             0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value             $   6.63        $       6.58       $      6.57      $      6.56       $      6.54       $      6.51
 Number of Units Outstanding
                                  1,870              24,965                 -           26,790            88,846           423,660
 Net Assets (000's)             $    12         $       164        $        -       $      176        $      581       $     2,757
 Total Return                  (23.00%)            (23.31%)          (23.43%)         (23.45%)          (23.60%)          (23.86%)

           2000
---------------------------
---------------------------
 Ending Unit Value                  $
                                  8.61                $                  $                $                 $                 $
                                                     8.58               8.58             8.57              8.56              8.55
 Number of Units Outstanding
                                   30               5,048                -              6,939             33,594           290,971
 Net Assets (000's)
                                    $                 $                  $                $                 $                 $
                                    0                 43                 -                59               288              2,488
 Total Return                   (13.90%)           (14.20%)           (14.20%)         (14.30%)          (14.40%)          (14.50%)


                                  ALGER AMERICAN BALANCED PORTFOLIO
                             -----------------------------------------------------------------------------------------------------
                             -----------------------------------------------------------------------------------------------------

Expenses as a % of net       0.00               0.55               0.65             0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value            $  10.87        $      10.74       $      9.20      $     10.69       $     10.64       $     10.57
 Number of Units Outstanding
                                    73              10,322                 -           25,750           125,592           598,195
 Net Assets (000's)            $     1         $       111        $        -       $      275       $     1,336       $     6,322
 Total Return                  (1.98%)             (2.45%)           (2.54%)          (2.64%)           (2.92%)           (3.12%)

           2000
---------------------------
---------------------------
 Ending Unit Value

                             11.09             11.01               9.44            10.98             10.96           $     10.91
 Number of Units Outstanding
                               -               5,064                -              12,856           109,400               505,908
 Net Assets (000's)

                                    -                 56                 -               141              1,199             5,521
 Total Return                  (2.80%)             (3.34%)           (5.60%)          (3.51%)           (3.61%)           (3.96%)

           1999
---------------------------
---------------------------
 Ending Unit Value

                                  11.41             11.39                               11.38             11.37             11.36
 Number of Units Outstanding
                                    -               3,334                               3,328             15,040            94,918
 Net Assets (000's)

                                    -                 38                                  38               171              1,078
 Total Return                    14.10%              13.90%                             13.80%            13.70%            13.60%

                                                                                                                        (Continued)


                                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net         0.00               0.55               0.65             0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value              $  12.49        $      12.33       $      9.12      $     12.27       $     12.21       $     12.13
 Number of Units Outstanding
                                   5,675              50,488                 -           57,979           228,470           857,730
 Net Assets (000's)             $     71         $       622        $        -       $      711       $     2,791       $    10,406
 Total Return                    (6.51%)             (7.01%)           (7.22%)          (7.26%)           (7.50%)           (7.76%)

           2000
---------------------------
---------------------------
 Ending Unit Value

                                  13.36             13.26               9.83            13.23             13.20             13.15
 Number of Units Outstanding
                                  6,107             50,676               -              41,599           219,147           865,701
 Net Assets (000's)

                                   82                672                 -               550              2,893             11,380
 Total Return                     9.15%               8.60%           (1.70%)            8.35%             8.20%             7.88%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                 $                                   $                 $                 $
                                  12.24             12.21                               12.21             12.20             12.19
 Number of Units Outstanding
                                  4,469             2,820                               4,173             13,681           126,221
 Net Assets (000's)
                                    $                 $                                   $                 $                 $
                                   55                 34                                  51               167              1,539
 Total Return                    22.40%              22.10%                             22.10%            22.00%            21.90%


                                  AMERICAN CENTURY EQUITY INCOME FUND
                             ------------------------------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65             0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value             $  13.25        $      13.14       $     13.12      $     13.10       $     13.06       $     13.00
 Number of Units Outstanding
                                    869              14,329                 -            8,688            35,178           107,627
 Net Assets (000's)            $     12         $       188        $        -       $      114        $      459       $     1,399
 Total Return                    11.25%              10.70%            10.62%           10.46%            10.21%             9.89%

           2000
---------------------------
---------------------------
 Ending Unit Value

                              11.91             11.87              11.86            11.86             11.85                  11.83
 Number of Units Outstanding
                                -                 8                  -              1,337             11,587                27,963
 Net Assets (000's)

                                -                 0                  -                16               137               331
 Total Return                    19.10%              18.70%            18.60%           18.60%            18.50%            18.30%

                                                                                                                       (Continued)


                               AMERICAN CENTURY INCOME    AMERICAN CENTURY VP BALANCED
                                    & GROWTH FUND                  PORTFOLIO
                              ----------------------------------------------------------
                              ----------------          --------------------------------

Expenses as a % of net             0.75                      0.95             1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value                $      8.59              $     14.88      $     18.63
 Number of Units                        2,206
Outstanding                                                          -               53
 Net Assets (000's)                $       19               $        -       $        1
 Total Return                         (9.10%)                  (4.49%)          (4.85%)

           2000
---------------------------
---------------------------
 Ending Unit Value

                                   9.45                     15.58            19.58
 Number of Units
Outstanding                          -                       588             1,950
 Net Assets (000's)

                                     -                        9                38
 Total Return                     (5.50%)                  (3.53%)          (3.83%)

           1999
---------------------------
---------------------------
 Ending Unit Value

                                                            16.15            20.36
 Number of Units
Outstanding                                                  588             1,841
 Net Assets (000's)

                                                              9                37
 Total Return                                               8.53%            8.47%

           1998
---------------------------
---------------------------
 Ending Unit Value

                                                            14.88            18.77
 Number of Units
Outstanding                                                 1,004            1,510
 Net Assets (000's)

                                                              15               28
 Total Return                                               14.64%           14.38%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                              $                $
                                                            12.98            16.41
 Number of Units
Outstanding                                                 3,608            1,890
 Net Assets (000's)
                                                              $                $
                                                              47               31
 Total Return                                               14.77%           14.28%

                                                                            (Continued)


                                  AMERICAN CENTURY VP CAPITAL APPRECIATION PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                           --------------------------------------------------------------------------------------------------------

Expenses as a % of net       0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $   12.60        $      11.88       $      7.30       $     12.37       $     10.95       $     16.19
 Number of Units
Outstanding                          -                   -                 -                 -                 -                 -
 Net Assets (000's)          $       -         $         -        $        -        $        -        $        -        $        -
 Total Return                 (28.04%)            (28.48%)          (28.50%)          (28.58%)          (28.71%)          (28.96%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  17.51              16.61              10.21             17.32             15.36             22.79
 Number of Units
Outstanding                         -                  -                  -                 -                 -                 -
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                    -                  -                  -                 -                 -                 -
 Total Return                     9.51%               8.42%             2.10%             8.18%             7.94%             7.70%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  15.99              15.32                                16.01             14.23             21.16
 Number of Units
Outstanding                      41,010             83,736                              166,120           275,890          1,402,602
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   656               1,283                                2,660             3,926             29,679
 Total Return                     64.51%              63.68%                              63.37%            63.00%            62.52%

           1998
---------------------------
---------------------------
 Ending Unit Value

                                   9.72               9.36                                 9.80              8.73             13.02
 Number of Units
Outstanding                     25,906             10,883                              164,722           304,341          2,088,304
 Net Assets (000's)

                                   252                102                                 1,614             2,657             27,190
 Total Return                    (2.80%)             (2.70%)                             (2.87%)           (3.11%)           (3.41%)

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                      9.62                                10.09              9.01             13.48
 Number of Units
Outstanding                                         14,860                                450             331,875          3,207,249
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                      143                                   5               2,990             43,234
 Total Return                                        (3.80%)                               0.90%           (4.15%)           (4.46%)

                                                                                                                         (Continued)


                              ARTISAN INTERNATIONAL FUND
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net         0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value             $    7.18        $       7.12       $      7.11       $      7.10       $      7.08       $      7.04
 Number of Units
Outstanding                           15               5,267                 -            14,150            48,509           200,036
 Net Assets (000's)            $       -         $        37        $        -        $      100        $      344       $     1,409
 Total Return                   (15.93%)            (16.33%)          (16.45%)          (16.47%)          (16.61%)          (16.98%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                   8.54               8.51               8.51              8.50              8.49              8.48
 Number of Units
Outstanding                         15               1,006                -               2,436             25,053           144,380
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                    -                  9                  -                 21               213              1,224
 Total Return                   (14.60%)            (14.90%)          (14.90%)          (15.00%)          (15.10%)          (15.20%)


                             FIDELITY VIP GROWTH PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value            $   12.27        $      16.88       $      7.28       $     14.75       $     18.08       $     23.75
 Number of Units
Outstanding                      65,066             312,757             3,321           945,946         1,223,847         3,927,000
 Net Assets (000's)           $     798        $      5,279        $       24       $    13,952       $    22,122       $    93,279
 Total Return                  (17.65%)            (18.14%)          (18.20%)          (18.28%)          (18.45%)          (18.72%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  14.90              20.62               8.90             18.05             22.17             29.22
 Number of Units
Outstanding                      71,676            272,931             4,541            914,068          1,163,198         4,063,604
 Net Assets (000's)                                                                                                              $
                                    $                  $                  $                 $                 $              118,725
                                  1,068              5,628                40              16,499            25,788
 Total Return                   (10.99%)            (11.46%)          (11.00%)          (11.65%)          (11.81%)          (12.07%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  16.74              23.29                                20.43             25.14             33.23
 Number of Units
Outstanding                      82,726            279,463                              755,950           727,652          3,970,113
 Net Assets (000's)                                                                                                              $
                                    $                  $                                    $                 $              131,927
                                  1,385              6,509                                15,444            18,293
 Total Return                     37.44%              36.68%                              36.38%            36.19%            35.74%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  12.18              17.04                                14.98             18.46             24.48
 Number of Units
Outstanding                      56,691            157,482                              593,071           503,651          3,681,236
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   690               2,683                                8,884             9,297             90,117
 Total Return                     21.80%              38.76%                              38.45%            38.17%            37.76%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     12.28                                10.82             13.36             17.77
 Number of Units
Outstanding                                        157,224                               3,447            588,801          3,352,900
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                     1,931                                  37              7,866             59,581
 Total Return                                         22.80%                               8.20%            22.23%            21.96%

                                                                                                                         (Continued)


                                     FIDELITY VIP II ASSET MANAGER PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net       0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value          $   10.83        $      13.82       $      9.25       $     12.28       $     16.18       $     16.24
 Number of Units
Outstanding                          -                   -                 -                 -                 -                 -
 Net Assets (000's)         $        -         $         -        $        -        $        -        $        -        $        -
 Total Return                  (4.07%)             (4.62%)           (4.64%)           (4.81%)           (4.99%)           (5.31%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.29              14.49               9.70             12.90             17.03             17.15
 Number of Units
Outstanding                         -                  -                  -                 -                 -                 -
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                    -                  -                  -                 -                 -                 -
 Total Return                    (3.91%)             (4.48%)           (3.00%)           (4.66%)           (4.81%)           (5.09%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.75              15.17                                13.53             17.89             18.07
 Number of Units
Outstanding                      39,366             44,428                              289,063           166,810          1,383,474
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   463                674                                 3,911             2,984             24,999
 Total Return                     11.06%              10.49%                              10.27%            10.02%             9.71%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.58              13.73                                12.27             16.26             16.47
 Number of Units
Outstanding                      32,620             38,527                              287,339           163,996          2,065,741
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   345                529                                 3,526             2,667             34,023
 Total Return                      5.80%              14.42%                              14.25%            13.95%            13.59%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     12.00                                10.74             14.27             14.50
 Number of Units
Outstanding                                         41,233                               1,232            243,166          2,104,778
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                      495                                   13              3,470             30,519
 Total Return                                         20.00%                               7.40%            19.82%            19.15%

                                                                                                                         (Continued)


                              FIDELITY VIP II CONTRAFUND
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net         0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value            $    11.92        $      11.72       $      8.33       $     11.64       $     11.57       $     11.46
 Number of Units
Outstanding                          647              35,737               134            60,167           224,771           854,392
 Net Assets (000's)           $        8         $       419        $        1        $      701       $     2,601       $     9,795
 Total Return                   (12.29%)            (12.73%)          (12.96%)          (12.94%)          (13.14%)          (13.38%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  13.59              13.43               9.57             13.37             13.32             13.23
 Number of Units
Outstanding                        592               18,744              134              35,038           198,939           777,969
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                    8                 252                 1                468              2,650             10,293
 Total Return                    (6.60%)             (7.12%)           (4.30%)           (7.35%)           (7.50%)           (7.80%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  14.55              14.46                                14.43             14.40             14.35
 Number of Units
Outstanding                       1,705              24,133                               19,035            84,530           490,771
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                    25                349                                  275              1,217             7,043
 Total Return                     24.25%              23.59%                              23.33%            23.08%            22.75%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.71              11.70                                11.70             11.70             11.69
 Number of Units
Outstanding                         -                  -                                   546              1,792             79,502
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                    -                  -                                    6                 21               929
 Total Return                     17.10%              17.00%                              17.00%            17.00%            16.90%







                                                                                                                         (Continued)


                                        FRANKLIN SMALL CAP GROWTH FUND I
                               -----------------------------------------------------------------------------------------------------
                               -----------------------------------------------------------------------------------------------------

Expenses as a % of net assets                                                             0.75

           2001
----------------------------
----------------------------
 Ending Unit Value                                                                      $      6.70
 Number of Units Outstanding
                                                                                              7,384
 Net Assets (000's)                                                                      $       50
 Total Return                                                                              (21.18%)

           2000
----------------------------
----------------------------
 Ending Unit Value
                                                                                           $
                                                                                          8.50
 Number of Units Outstanding
                                                                                          107
 Net Assets (000's)
                                                                                           $
                                                                                           1
 Total Return                                                                              (15.00%)


                               INVESCO DYNAMICS FUND
                             ------------------------------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00             0.55               0.65              0.75              0.95              1.25
assets

           2001
----------------------------
----------------------------
 Ending Unit Value           $     5.71       $      5.66       $      5.66       $      5.64       $      5.63        $      5.60
 Number of Units
Outstanding                       3,160            17,556                 -            34,718           159,264            532,951
 Net Assets (000's)          $       18        $       99        $        -        $      196        $      896        $     2,985
 Total Return                  (32.90%)          (33.33%)          (33.25%)          (33.49%)          (33.53%)           (33.81%)

           2000
----------------------------
----------------------------
 Ending Unit Value
                                     $                 $                 $                 $                 $                  $
                                    8.51             8.49               8.48              8.48              8.47              8.46
 Number of Units
Outstanding                          14             17,153               -               13,292            90,122            341,995
 Net Assets (000's)
                                     $                 $                 $                 $                 $                  $
                                     -                146                -                113               763               2,892
 Total Return                    (14.90%)          (15.10%)          (15.20%)          (15.20%)          (15.30%)           (15.40%)

                                                                                                                         (Continued)


                                                      JANUS ASPEN SERIES WORLDWIDE GROWTH     JANUS FUND
                                                                    PORTFOLIO
                                                    -------------------------------------------------------
                                                    ------------------------------------   ----------------

Expenses as a % of net                                   0.75                0.95               0.75
assets

           2001
----------------------------
----------------------------
 Ending Unit Value                                      $     11.15        $      13.18        $      6.28
 Number of Units
Outstanding                                                 193,107             208,436             15,053
 Net Assets (000's)                                     $     2,154        $      2,747         $       95
 Total Return                                              (23.05%)            (23.19%)           (26.72%)

           2000
----------------------------
----------------------------
 Ending Unit Value
                                                           $                  $                   $
                                                         14.49              17.16               8.57
 Number of Units
Outstanding                                             209,494            171,580               39
 Net Assets (000's)
                                                           $                  $                   $
                                                         3,036              2,944                 -
 Total Return                                          (16.29%)            (16.46%)           (14.30%)

           1999
----------------------------
----------------------------
 Ending Unit Value
                                                           $                  $
                                                         17.31              20.54
 Number of Units
Outstanding                                             123,401            105,743
 Net Assets (000's)
                                                           $                  $
                                                         2,136              2,172
 Total Return                                            62.54%             63.15%

           1998
----------------------------
----------------------------
 Ending Unit Value
                                                           $                  $
                                                         10.65              12.59
 Number of Units
Outstanding                                             17,591              48,119
 Net Assets (000's)
                                                           $                  $
                                                          187                606
 Total Return                                            6.50%             25.90%







                                                                                               (Continued)


                                 JANUS TWENTY FUND
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net       0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value          $     5.00        $       4.95       $      4.94       $      4.93       $      4.92       $      4.90
 Number of Units
Outstanding                      5,572              50,805                 -            49,241           194,263           846,459
 Net Assets (000's)         $       28         $       251        $        -        $      243        $      956       $     4,145
 Total Return                 (29.08%)            (29.59%)          (29.73%)          (29.77%)          (29.91%)          (30.00%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                   7.05               7.03               7.03              7.02              7.02              7.00
 Number of Units
Outstanding                         74               40,608               -               36,576           113,874           621,528
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                    1                 285                 -                257               799              4,354
 Total Return                   (29.50%)            (29.70%)          (29.70%)          (29.80%)          (29.80%)          (30.00%)


                                JANUS WORLDWIDE FUND
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $     6.18        $       6.13       $      6.12       $      6.11       $      6.09       $      6.06
 Number of Units
Outstanding                       3,068              45,126                 -            36,445           155,095           584,126
 Net Assets (000's)          $       19         $       277        $        -        $      223        $      944       $     3,541
 Total Return                  (22.94%)            (23.28%)          (23.40%)          (23.43%)          (23.59%)          (23.87%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                   8.02               7.99               7.99              7.98              7.97              7.96
 Number of Units
Outstanding                         69               33,577               -               15,876            96,440           408,304
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                    1                 268                 -                127               769              3,251
 Total Return                   (19.80%)            (20.10%)          (20.10%)          (20.20%)          (20.30%)          (20.40%)
                                                                                                                         (Continued)


                                  MAXIM AGGRESSIVE PROFILE I PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net         0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $     12.30        $      12.41       $      9.18       $     12.29       $     12.19       $     12.03
 Number of Units
Outstanding                    2,053,814              29,171               176           140,600           165,531           359,651
 Net Assets (000's)          $    25,267         $       362        $        2       $     1,728       $     2,018       $     4,327
 Total Return                    (5.75%)             (6.20%)           (6.33%)           (6.47%)           (6.66%)           (6.89%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  13.05              13.23               9.80             13.14             13.06             12.92
 Number of Units
Outstanding                     1,524,726            24,790              346              97,470           126,106           303,041
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                  19,899              328                 3               1,281             1,647             3,915
 Total Return                    (6.85%)             (7.35%)           (2.00%)           (7.53%)           (7.70%)           (7.98%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  14.01              14.28                                14.21             14.15             14.04
 Number of Units
Outstanding                      980,948             25,571                               63,448            68,649           223,144
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  13,743              365                                  902               971              3,133
 Total Return                     21.83%              21.12%                              20.94%            20.73%            20.21%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.50              11.79                                11.75             11.72             11.68
 Number of Units
Outstanding                      411,767             3,714                                15,150            39,091           192,087
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  4,735                44                                  178               458              2,244
 Total Return                     15.00%              14.35%                              13.97%            13.79%            13.51%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.31                                10.31             10.30             10.29
 Number of Units
Outstanding                                           594                                   -               9,576             58,763
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       6                                    -                 99               605
 Total Return                                          3.10%                               3.10%             3.00%             2.90%

                                                                                                                         (Continued)


                                 MAXIM ARIEL MIDCAP VALUE PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net       0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value          $    16.96        $      20.67       $     14.09       $     20.08       $     21.98       $     28.61
 Number of Units
Outstanding                     41,705              82,325               545           353,595           589,121         1,563,715
 Net Assets (000's)         $      707        $      1,702        $        8       $     7,100       $    12,947       $    44,744
 Total Return                   18.19%              17.51%            17.42%            17.29%            17.04%            16.68%

           2000
---------------------------
---------------------------
 Ending Unit Value
                                 $                  $                  $                 $                 $                 $
                               14.35              17.59              12.00             17.12             18.78             24.52
 Number of Units
Outstanding                    43,484             53,331              903             319,881           574,831          1,544,026
 Net Assets (000's)
                                 $                  $                  $                 $                 $                 $
                                624                938                 11              5,476             10,795            37,855
 Total Return                   18.69%              18.05%            20.00%            17.83%            17.60%            17.21%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  12.09              14.90                                14.53             15.97             20.92
 Number of Units
Outstanding                      58,732             58,898                              328,339           529,522          2,033,466
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   710                878                                 4,771             8,456             42,540
 Total Return                      0.25%             (0.27%)                             (0.48%)           (0.68%)           (0.95%)

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  12.06              14.94                                14.60             16.08             21.12
 Number of Units
Outstanding                      39,227             39,615                              256,925           470,211          2,277,249
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   473                592                                 3,751             7,561             48,095
 Total Return                     20.60%              33.04%                              32.73%            32.45%            32.08%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     11.23                                11.00             12.14             15.99
 Number of Units
Outstanding                                         34,374                               2,546            422,168          2,495,811
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                      386                                   28              5,125             39,908
 Total Return                                         12.30%                              10.00%            11.89%            11.51%

                                                                                                                         (Continued)


                                 MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value          $     15.01        $      18.59       $     14.42       $     17.13       $     22.30       $     24.21
 Number of Units
Outstanding                     682,781              25,012             1,413            40,779            74,353           239,752
 Net Assets (000's)         $    10,245         $       465        $       20        $      698       $     1,658       $     5,803
 Total Return                    15.73%              15.04%            14.90%            14.81%            14.54%            14.25%

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  12.97              16.16              12.55             14.92             19.47             21.19
 Number of Units
Outstanding                      431,553             12,923             1,441             30,317            51,535           169,805
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                  5,597               209                 18               452              1,003             3,601
 Total Return                     26.66%              25.95%            25.50%            25.70%            25.45%            25.09%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.24              12.83                                11.87             15.52             16.94
 Number of Units
Outstanding                      257,905             7,617                                26,816            37,220           141,840
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  2,641                98                                  318               578              2,403
 Total Return                    (5.80%)             (6.28%)                             (6.46%)           (6.67%)           (6.97%)

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.87              13.69                                12.69             16.63             18.21
 Number of Units
Outstanding                      117,017             4,137                                24,666            21,916           162,035
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  1,272                57                                  313               364              2,951
 Total Return                      8.70%               7.63%                               7.45%             7.29%             6.93%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     12.72                                11.81             15.50             17.03
 Number of Units
Outstanding                                          5,933                                 395              4,788            113,567
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       75                                   5                 74              1,934
 Total Return                                         27.20%                              18.10%            26.63%            26.34%

                                                                                                                         (Continued)


                               MAXIM BOND PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net       0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value          $    11.88        $      12.57       $     11.30       $     12.34       $     13.07       $     33.05
 Number of Units
Outstanding                     20,807             128,160             1,094           265,519           828,941           865,970
 Net Assets (000's)         $      247        $      1,610        $       12       $     3,278       $    10,830       $    28,618
 Total Return                    7.12%               6.53%             6.40%             6.29%             6.09%             5.76%

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.09              11.80              10.62             11.61             12.32             31.25
 Number of Units
Outstanding                       22,908             89,447             1,094            254,757           837,182           889,881
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                   254               1,055                12              2,958             10,314            27,804
 Total Return                      7.57%               6.98%             6.20%             6.71%             6.57%             6.22%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.31              11.03                                10.88             11.56             29.42
 Number of Units
Outstanding                      32,936             88,672                              288,558           485,261          1,202,989
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   340                978                                 3,140             5,610             35,392
 Total Return                    (0.29%)             (0.81%)                             (1.00%)           (1.20%)           (1.51%)

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.34              11.12                                10.99             11.70             29.87
 Number of Units
Outstanding                      19,022             7,489                               302,286           271,537          1,478,127
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   197                 83                                 3,322             3,177             44,152
 Total Return                      3.40%               6.11%                               5.88%             5.60%             5.32%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.48                                10.38             11.08             28.36
 Number of Units
Outstanding                                         3,959                                19,087           251,460          1,688,346
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       41                                  198              2,786             47,881
 Total Return                                          4.80%                               3.80%             6.13%             5.74%

                                                                                                                         (Continued)


                             MAXIM BOND INDEX PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $    12.00        $      11.84       $     11.77       $     11.79       $     11.74       $     11.66
 Number of Units
Outstanding                       1,774               1,633                 -            10,427            57,734           176,019
 Net Assets (000's)          $       21         $        19        $        -        $      123        $      678       $     2,052
 Total Return                     7.53%               6.86%             6.81%             6.70%             6.53%             6.19%

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.16              11.08              11.02             11.05             11.02             10.98
 Number of Units
Outstanding                         -                  39                 -              1,129             10,544            65,240
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                    -                  -                  -                 12               116               716
 Total Return                    11.27%              10.69%            10.20%            10.50%            10.20%             9.91%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.03              10.01                                10.00             10.00              9.99
 Number of Units
Outstanding                        -                  -                                   250                79              12,077
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                    -                  -                                    3                 1                121
 Total Return                     0.30%               0.10%                               0.00%             0.00%           (0.10%)













                                                                                                                        (Continued)


                                MAXIM CONSERVATIVE PROFILE I PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value          $     12.34        $      12.51       $     10.71       $     12.40       $     12.37       $     12.13
 Number of Units
Outstanding                   1,020,296               5,762                 -           168,345            47,547           409,009
 Net Assets (000's)         $    12,587         $        72        $        -       $     2,088        $      588       $     4,962
 Total Return                     2.92%               2.29%             2.19%             2.06%             1.89%             1.59%

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.99              12.23              10.48             12.15             12.14             11.94
 Number of Units
Outstanding                      820,263             3,984                -              177,718            34,796           408,528
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                  9,835                49                 -               2,159              422              4,881
 Total Return                      5.83%               5.34%             4.80%             5.10%             4.84%             4.55%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.33              11.61                                11.56             11.58             11.42
 Number of Units
Outstanding                      704,508             1,881                               342,028            12,170           431,715
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  7,982                22                                 3,954              141              4,930
 Total Return                      4.91%               4.22%                               4.05%             3.86%             3.44%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.80              11.14                                11.11             11.15             11.04
 Number of Units
Outstanding                      542,022              105                                426,692            3,969            436,225
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  5,854                1                                  4,741               44              4,816
 Total Return                      8.00%               7.74%                               7.45%             7.94%             6.98%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.34                                10.34             10.33             10.32
 Number of Units
Outstanding                                            -                                    -               94,228            72,034
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       -                                    -                973               743
 Total Return                                          3.40%                               3.40%             3.30%             3.20%

                                                                                                                         (Continued)


                                 MAXIM FOUNDERS GROWTH & INCOME PORTFOLIO
                          ---------------------------------------------------------------------------------------------------------
                          ---------------------------------------------------------------------------------------------------------

Expenses as a % of net       0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
--------------------------
--------------------------
 Ending Unit Value          $     8.01        $       9.21       $      6.98       $      9.13       $      9.06       $      8.94
 Number of Units
Outstanding                      2,698              16,899                 -            42,654            57,468           230,932
 Net Assets (000's)         $       22         $       156        $        -        $      390        $      520       $     2,064
 Total Return                 (17.51%)            (17.99%)          (18.08%)          (18.19%)          (18.23%)          (18.58%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                   9.71              11.23               8.52             11.16             11.08             10.98
 Number of Units
Outstanding                       2,512              21,679               -               39,662            38,911           232,000
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                    24                243                 -                443               431              2,546
 Total Return                   (19.62%)            (20.07%)          (14.80%)          (20.17%)          (20.40%)          (20.55%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  12.08              14.05                                13.98             13.92             13.82
 Number of Units
Outstanding                       3,249              21,762                               38,385            25,805           225,791
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                    39                306                                  537               359              3,120
 Total Return                     15.05%              14.41%                              14.12%            13.91%            13.56%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.50              12.28                                12.25             12.22             12.17
 Number of Units
Outstanding                       1,779              5,054                                26,637            18,074           209,619
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                    19                 62                                  326               221              2,551
 Total Return                      5.00%              17.18%                              17.00%            16.83%            16.46%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.48                                10.47             10.46             10.45
 Number of Units
Outstanding                                          1,909                                         -        7,819             81,095
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       20                                   -                 82               847
 Total Return                                          4.80%                               4.70%             4.60%             4.50%

                                                                                                                         (Continued)


                              MAXIM GROWTH INDEX PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $    10.16        $      12.03       $      6.90       $     11.92       $     11.82       $     11.67
 Number of Units
Outstanding                       8,135              43,261                33           195,512           264,562         1,238,936
 Net Assets (000's)          $       83         $       520        $        -       $     2,331       $     3,128       $    14,460
 Total Return                  (13.16%)            (13.58%)          (13.53%)          (13.81%)          (13.97%)          (14.19%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.70              13.92               7.98             13.83             13.74             13.60
 Number of Units
Outstanding                     8,360              35,985               33             163,753           229,556          1,224,149
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                   98                501                 -               2,265             3,154             16,651
 Total Return                  (22.31%)            (22.80%)          (20.20%)          (22.91%)          (23.07%)          (23.34%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  15.06              18.03                                17.94             17.86             17.74
 Number of Units
Outstanding                     7,108              43,961                              102,467           126,500          1,021,202
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  107                793                                 1,838             2,259             18,116
 Total Return                    26.87%              26.17%                              25.89%            25.69%            25.28%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.87              14.29                                14.25             14.21             14.16
 Number of Units
Outstanding                       603               6,496                                24,247            66,116           566,410
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                    7                  93                                  346               940              8,020
 Total Return                    18.70%              36.62%                              36.23%            35.98%            35.63%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.46                                10.46             10.45             10.44
 Number of Units
Outstanding                                         1,592                                         -        1,780             47,353
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       17                                   -                 19               494
 Total Return                                         4.60%                               4.60%             4.50%             4.40%

                                                                                                                        (Continued)


                               MAXIM INDEX 600 PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net           0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value            $    12.37        $      15.11       $     11.22       $     13.88       $     17.65       $     19.64
 Number of Units
Outstanding                       11,525              35,797               841           179,104           197,788           481,282
 Net Assets (000's)           $      143         $       541        $        9       $     2,485       $     3,492       $     9,453
 Total Return                      5.73%               5.22%             5.15%             4.99%             4.75%             4.47%

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.70              14.36              10.67             13.22             16.85             18.80
 Number of Units
Outstanding                       13,796             23,270             1,054            165,316           203,258           489,660
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                   161                334                 11              2,185             3,425             9,205
 Total Return                    10.27%               9.62%             6.70%             9.44%             9.20%             8.86%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.61              13.10                                12.08             15.43             17.27
 Number of Units
Outstanding                       14,501             22,324                              175,765           173,995           524,936
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   154                292                                 2,123             2,685             9,066
 Total Return                    11.92%              11.21%                              11.03%            10.85%            10.49%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                   9.48              11.78                                10.88             13.92             15.63
 Number of Units
Outstanding                       11,591             22,273                              183,675            72,882           654,733
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   110                262                                 1,998             1,015             10,233
 Total Return                    (5.20%)             (2.08%)                             (2.33%)           (2.52%)           (2.80%)

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     12.03                                11.14             14.28             16.08
 Number of Units
Outstanding                                          20,427                               1,923            147,236           711,866
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                      246                                   21              2,103             11,447
 Total Return                                         20.30%                              11.40%            19.80%            19.47%

                                                                                                                         (Continued)


                                    MAXIM INVESCO BALANCED PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net         0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $     11.92        $      14.62       $      8.60       $     12.31       $     14.53       $     14.31
 Number of Units
Outstanding                      762,833             127,232             1,382           892,212           968,138         5,371,616
 Net Assets (000's)          $     9,097        $      1,860        $       12       $    10,981       $    14,069       $    76,876
 Total Return                   (12.03%)            (12.46%)          (12.60%)          (12.63%)          (12.84%)          (13.11%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  13.55              16.70               9.84             14.09             16.67             16.47
 Number of Units
Outstanding                     620,702            122,653             5,029            882,524           971,565          5,793,912
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                  8,411              2,048                49              12,435            16,196            95,437
 Total Return                    (1.95%)             (2.51%)           (1.60%)           (2.69%)           (2.91%)           (3.17%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  13.82              17.13                                14.48             17.17             17.01
 Number of Units
Outstanding                     457,632             90,592                              684,806           478,348          5,102,548
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  6,324              1,552                                9,916             8,213             86,794
 Total Return                     16.72%              16.06%                              15.84%            15.62%            15.24%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.84              14.76                                12.50             14.85             14.76
 Number of Units
Outstanding                     206,750             13,050                              530,511           342,274          5,027,277
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  2,448               193                                 6,631             5,083             74,203
 Total Return                     18.40%              17.80%                              17.59%            17.30%            16.96%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     12.53                                10.63             12.66             12.62
 Number of Units
Outstanding                                         14,832                               1,276            340,421          4,922,316
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                      186                                   14              4,310             62,120
 Total Return                                         25.30%                               6.30%            24.85%            24.58%

                                                                                                                         (Continued)


                              MAXIM INVESCO ADR PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net         0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value            $     8.97        $      11.10       $      8.04       $      9.88       $     13.60       $     14.42
 Number of Units
Outstanding                       11,069              30,391             1,340           304,754           113,759           314,602
 Net Assets (000's)           $       99         $       337        $       11       $     3,012       $     1,547       $     4,537
 Total Return                   (16.48%)            (16.98%)          (17.03%)          (17.18%)          (17.27%)          (17.55%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  10.74              13.37               9.69             11.93             16.44             17.49
 Number of Units
Outstanding                       12,896             25,347             1,844            275,937           104,088           345,072
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                   139                339                 18              3,292             1,711             6,037
 Total Return                   (10.20%)            (10.63%)           (3.10%)          (10.84%)          (11.04%)          (11.31%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.96              14.96                                13.38             18.48             19.72
 Number of Units
Outstanding                       10,506             29,710                              280,189            70,784           343,437
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   126                444                                 3,749             1,308             6,773
 Total Return                     22.67%              22.02%                              21.75%            21.50%            21.13%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                   9.75              12.26                                10.99             15.21             16.28
 Number of Units
Outstanding                       5,065              29,295                              292,162            51,072           347,745
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                    49                359                                 3,211              777              5,661
 Total Return                    (2.50%)               9.96%                               9.79%             9.58%             9.26%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     11.15                                10.01             13.88             14.90
 Number of Units
Outstanding                                          34,886                                 7              149,144           314,944
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                      389                                   -               2,070             4,693
 Total Return                                         11.50%                               0.10%            11.04%            10.70%

                                                                                                                         (Continued)


                                MAXIM INVESCO SMALL-CAP GROWTH PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net         0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value            $    13.49        $      16.59       $      7.27       $     15.50       $     21.99       $     26.23
 Number of Units
Outstanding                       35,923             150,777             3,856           430,489           536,016         1,313,120
 Net Assets (000's)           $      485        $      2,502        $       28       $     6,671       $    11,787       $    34,441
 Total Return                   (22.87%)            (23.30%)          (23.39%)          (23.42%)          (23.62%)          (23.84%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  17.49              21.63               9.49             20.24             28.79             34.44
 Number of Units
Outstanding                      38,510            128,855             4,206            456,661           495,179          1,403,142
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                   674               2,787                40              9,243             14,256            48,320
 Total Return                   (12.37%)            (12.89%)           (5.10%)          (13.06%)          (13.20%)          (13.53%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  19.96              24.83                                23.28             33.17             39.83
 Number of Units
Outstanding                      41,362            117,176                              396,589           335,181          1,279,850
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   826               2,909                                9,233             11,118            50,976
 Total Return                     80.80%              79.80%                              79.49%            79.10%            78.53%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.04              13.81                                12.97             18.52             22.31
 Number of Units
Outstanding                      31,103             85,294                              334,434           251,992          1,277,401
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   343               1,178                                4,338             4,667             28,499
 Total Return                     10.40%              17.03%                              16.74%            16.48%            16.14%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     11.80                                11.11             15.90             19.21
 Number of Units
Outstanding                                        110,006                                755             296,221          1,340,084
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                     1,298                                  8               4,710             25,743
 Total Return                                         18.00%                              11.10%            17.60%            17.28%

                                                                                                                         (Continued)


                              MAXIM LOOMIS SAYLES CORPORATE BOND PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                           --------------------------------------------------------------------------------------------------------

Expenses as a % of net         0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value          $     11.57        $      12.76       $     10.57       $     11.91       $     14.09       $     16.70
 Number of Units
Outstanding                     104,057              20,820               228           181,118           176,528           771,166
 Net Assets (000's)         $     1,204         $       266        $        2       $     2,157       $     2,487       $    12,879
 Total Return                     2.57%               2.00%             1.93%             1.79%             1.59%             1.27%

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.28              12.51              10.37             11.70             13.87             16.49
 Number of Units
Outstanding                       76,001             12,458              228             188,988           185,615           829,134
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                   857                156                 2               2,211             2,574             13,670
 Total Return                      4.54%               3.99%             3.70%             3.82%             3.66%             3.32%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.79              12.03                                11.27             13.38             15.96
 Number of Units
Outstanding                      69,826             11,525                              189,311           132,735          1,005,369
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   753                139                                 2,134             1,776             16,046
 Total Return                      4.86%               4.34%                               4.06%             3.88%             3.57%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.29              11.53                                10.83             12.88             15.41
 Number of Units
Outstanding                      49,103             10,108                              178,620           107,194          1,134,813
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   505                117                                 1,934             1,381             17,487
 Total Return                      2.90%               2.85%                               2.65%             2.47%             2.12%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     11.21                                10.55             12.57             15.09
 Number of Units
Outstanding                                          10,506                                140              84,831           986,393
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                      118                                   1               1,066             14,885
 Total Return                                         12.10%                               5.50%            11.63%            11.37%

                                                                                                                         (Continued)


                               MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net         0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value            $    13.49        $      13.50       $     12.87       $     13.39       $     13.27       $     13.10
 Number of Units
Outstanding                        2,361              16,358               128            42,827            71,311           246,337
 Net Assets (000's)           $       32         $       221        $        2        $      573        $      946       $     3,227
 Total Return                     14.32%              13.64%            13.59%            13.47%            13.23%            12.93%

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.80              11.88              11.33             11.80             11.72             11.60
 Number of Units
Outstanding                       1,778              16,731              128              32,628            57,079           210,920
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                    21                199                 1                385               669              2,447
 Total Return                     23.82%              23.11%            13.30%            22.79%            22.59%            22.23%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                   9.53               9.65                                 9.61              9.56              9.49
 Number of Units
Outstanding                       2,176              8,763                                19,065            32,493           163,845
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                    21                 85                                  183               311              1,555
 Total Return                    (0.52%)             (0.92%)                             (1.13%)           (1.34%)           (1.76%)

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                   9.58               9.74                                 9.72              9.69              9.66
 Number of Units
Outstanding                       9,120              5,261                                14,660            22,333           188,314
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                    87                 51                                  142               216              1,819
 Total Return                    (4.20%)             (2.89%)                             (2.99%)           (3.20%)           (3.50%)

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.03                                10.02             10.01             10.01
 Number of Units
Outstanding                                          1,449                                         -        9,792             70,399
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       15                                   -                 98               705
 Total Return                                          0.30%                               0.20%             0.10%             0.10%

                                                                                                                         (Continued)


                                  MAXIM MODERATE PROFILE I PORTFOLIO
                          ----------------------------------------------------------------------------------------------------------
                          ----------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
--------------------------
--------------------------
 Ending Unit Value          $     12.43        $      12.47       $      9.71       $     12.36       $     12.24       $     12.09
 Number of Units
Outstanding                   2,784,761              11,706                 -           442,197           302,169           550,894
 Net Assets (000's)         $    34,612         $       146        $        -       $     5,466       $     3,697       $     6,660
 Total Return                   (2.74%)             (3.26%)           (3.38%)           (3.44%)           (3.62%)           (3.97%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  12.78              12.89              10.05             12.80             12.70             12.59
 Number of Units
Outstanding                     1,899,302            8,602                -              378,016           205,575           467,846
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                  24,270              111                 -               4,839             2,611             5,890
 Total Return                    (1.39%)             (1.90%)             0.50%           (2.14%)           (2.31%)           (2.63%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  12.96              13.14                                13.08             13.00             12.93
 Number of Units
Outstanding                     1,219,881            6,109                               347,109            91,119           479,828
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  15,810               80                                 4,540             1,185             6,204
 Total Return                     16.44%              15.77%                              15.55%            15.25%            14.93%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.13              11.35                                11.32             11.28             11.25
 Number of Units
Outstanding                      419,766             2,620                               258,991            16,878           418,487
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  4,672                30                                 2,932              190              4,708
 Total Return                     11.30%              10.84%                              10.55%            10.26%            10.08%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.24                                10.24             10.23             10.22
 Number of Units
Outstanding                                          2,250                                         -        44,771           110,105
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       23                                   -                458              1,125
 Total Return                                          2.40%                               2.40%             2.30%             2.20%

                                                                                                                         (Continued)


                                     MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
                          ----------------------------------------------------------------------------------------------------------
                          ----------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
--------------------------
--------------------------
 Ending Unit Value          $     12.53        $      12.69       $      9.34       $     12.58       $     12.46       $     12.31
 Number of Units
Outstanding                   4,199,046              11,199                61           320,829           339,921           642,056
 Net Assets (000's)         $    52,607         $       142        $        1       $     4,035       $     4,237       $     7,903
 Total Return                   (4.57%)             (5.09%)           (5.27%)           (5.34%)           (5.53%)           (5.81%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  13.13              13.37               9.86             13.29             13.19             13.07
 Number of Units
Outstanding                     2,956,697            9,336              1,668            233,518           252,331           559,269
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                  38,833              125                 16              3,103             3,328             7,310
 Total Return                    (4.37%)             (4.91%)           (1.40%)           (5.07%)           (5.31%)           (5.50%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  13.73              14.06                                14.00             13.93             13.83
 Number of Units
Outstanding                     1,804,052            9,782                               207,586           163,856           478,877
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  24,770              138                                 2,906             2,283             6,623
 Total Return                     22.04%              21.42%                              21.21%            20.92%            20.47%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.25              11.58                                11.55             11.52             11.48
 Number of Units
Outstanding                      697,145             4,302                               140,358            36,452           446,496
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  7,843                50                                 1,621              420              5,126
 Total Return                     12.50%              11.88%                              11.70%            11.41%            11.13%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.35                                10.34             10.34             10.33
 Number of Units
Outstanding                                          2,110                                         -        53,828           141,840
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       22                                   -                557              1,465
 Total Return                                          3.50%                               3.40%             3.40%             3.30%

                                                                                                                         (Continued)


                                    MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value          $     11.77        $      11.77       $     10.04       $     11.68       $     11.53       $     11.43
 Number of Units
Outstanding                     907,841               6,188                 -           336,687            69,873           285,065
 Net Assets (000's)         $    10,685         $        73        $        -       $     3,934        $      805       $     3,259
 Total Return                   (0.25%)             (0.93%)           (0.99%)           (1.02%)           (1.20%)           (1.55%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.80              11.88              10.14             11.80             11.67             11.61
 Number of Units
Outstanding                      669,293                   5,105                 -           345,938        49,100           294,535
 Net Assets (000's)                                  $        61        $        -       $     4,082
                                    $                                                                         $                 $
                                  7,900                                                                      573              3,420
 Total Return                    (0.59%)             (1.08%)             1.40%           (1.34%)           (1.52%)           (1.78%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.87              12.01                                11.96             11.85             11.82
 Number of Units
Outstanding                      443,954                   2,199                             383,124        14,657           309,247
 Net Assets (000's)                                  $        26                         $     4,582
                                    $                                                                         $                 $
                                  5,270                                                                      174              3,655
 Total Return                      8.40%               7.71%                               7.55%             7.34%             6.97%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.95              11.15                                11.12             11.04             11.05
 Number of Units
Outstanding                      177,087                       -                             338,437        4,111            354,140
 Net Assets (000's)                                  $         -                         $     3,763
                                    $                                                                         $                 $
                                  1,939                                                                       45              3,913
 Total Return                      9.50%               9.21%                               8.91%             8.24%             8.44%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.21                                10.21             10.20             10.19
 Number of Units
Outstanding                                                    -                                   -        53,439            53,609
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       -                                    -                545               546
 Total Return                                          2.10%                               2.10%             2.00%             1.90%

                                                                                                                         (Continued)


                              MAXIM MONEY MARKET PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $    11.86        $      12.42       $     10.65       $     12.07       $     12.72       $     21.12
 Number of Units
Outstanding                      25,020             634,618                85         1,450,131           560,138         3,123,077
 Net Assets (000's)          $      297        $      7,884        $        1       $    18,248       $     7,122       $    65,223
 Total Return                     3.76%               3.16%             2.90%             2.99%             2.83%             2.47%

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.43              12.04              10.35             11.72             12.37             20.61
 Number of Units
Outstanding                      28,693            620,763               85            1,532,579          554,768          2,985,215
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                   328               7,474                1               18,683            6,862             61,527
 Total Return                      6.03%               5.52%             3.50%             5.30%             5.10%             4.73%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.78              11.41                                11.13             11.77             19.68
 Number of Units
Outstanding                      64,182            708,988                             1,997,827          430,081          3,701,305
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   692               8,090                                22,236            5,062             72,842
 Total Return                      4.86%               4.20%                               4.02%             3.79%             3.52%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.28              10.95                                10.70             11.34             19.01
 Number of Units
Outstanding                      80,124            719,237                             1,551,335          352,053          3,758,055
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   824               7,876                                16,599            3,992             71,441
 Total Return                      2.80%               4.58%                               4.39%             4.13%             3.88%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.47                                10.25             10.89             18.30
 Number of Units
Outstanding                                        875,612                               11,698          1,402,320         3,877,164
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                     9,168                                 120              15,271            70,952
 Total Return                                          4.70%                               2.50%             4.31%             3.98%

                                                                                                                         (Continued)


                             MAXIM STOCK INDEX PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value          $     10.80        $      15.88       $      8.07       $     13.12       $     19.34       $     67.46
 Number of Units
Outstanding                     525,365             848,996             4,393         3,767,774         3,559,785         5,331,785
 Net Assets (000's)         $     5,676       $      13,482        $       35       $    49,429       $    68,863       $   359,709
 Total Return                  (11.69%)            (12.17%)          (12.19%)          (12.30%)          (12.53%)          (12.76%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  12.23              18.08               9.19             14.96             22.11             77.33
 Number of Units
Outstanding                     554,804            656,870             8,977           3,979,927         3,707,280         5,905,991
 Net Assets (000's)                                                                                                              $
                                    $                  $                  $                 $                 $              457,137
                                  6,785              11,876               82              59,540            81,968
 Total Return                    (7.91%)             (8.41%)           (8.10%)           (8.61%)           (8.79%)           (9.09%)

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  13.28              19.74                                16.37             24.24             85.06
 Number of Units
Outstanding                     560,273            610,677                             3,812,824         1,877,727         6,762,257
 Net Assets (000's)                                                                                                              $
                                    $                  $                                    $                 $              575,198
                                  7,440              12,055                               62,416            45,516
 Total Return                     19.75%              19.06%                              18.80%            18.59%            18.25%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.09              16.58                                13.78             20.44             71.93
 Number of Units
Outstanding                     444,254            106,369                             3,382,583         1,470,365         7,478,755
 Net Assets (000's)                                                                                                              $
                                    $                  $                                    $                 $              537,947
                                  4,927              1,764                                46,612            30,054
 Total Return                     10.90%              26.08%                              25.84%            25.63%            25.23%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     13.15                                10.95             16.27             57.44
 Number of Units
Outstanding                                         94,900                              167,748          2,328,852         8,209,877
 Net Assets (000's)                                                                                                              $
                                                       $                                    $                 $              471,575
                                                     1,248                                1,837             37,890
 Total Return                                         31.50%                               9.50%            30.89%            30.55%

                                                                                                                         (Continued)


                                   MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $    12.06        $      16.20       $     11.03       $     13.97       $     19.59       $     23.94
 Number of Units
Outstanding                      74,636             129,359             1,550           573,008           586,577         2,640,136
 Net Assets (000's)          $      900        $      2,095        $       17       $     8,006       $    11,491       $    63,192
 Total Return                     1.60%               1.12%             1.01%             0.87%             0.67%             0.38%

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.87              16.02              10.92             13.85             19.46             23.85
 Number of Units
Outstanding                      75,115            103,225             1,644            519,590           549,729          2,610,610
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                   892               1,654                18              7,196             10,698            62,292
 Total Return                     12.94%              12.26%             9.20%            12.06%            11.84%            11.50%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.51              14.27                                12.36             17.40             21.39
 Number of Units
Outstanding                     104,951            132,978                              625,382           427,609          3,375,384
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  1,103              1,898                                7,730             7,440             72,199
 Total Return                      3.34%               2.81%                               2.66%             2.41%             2.15%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.17              13.88                                12.04             16.99             20.94
 Number of Units
Outstanding                     114,503            119,756                              614,261           379,091          3,754,559
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  1,164              1,662                                7,396             6,441             78,620
 Total Return                      1.70%               8.35%                               8.08%             7.94%             7.55%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $
                                                     12.81                                11.14             15.74             19.47
 Number of Units
Outstanding                                         136,599                               1,715            561,622         3,593,709
 Net Assets (000's)
                                                       $                                    $                 $             $
                                                     1,750                                  19              8,840            69,970
 Total Return                                         28.10%                              11.40%            27.55%           27.25%

                                                                                                                         (Continued)


                               MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value          $     16.24        $      16.34       $     10.07       $     16.20       $     16.06       $     15.85
 Number of Units
Outstanding                   1,105,320              28,999               615            91,020           186,267           624,926
 Net Assets (000's)         $    17,949         $       474        $        6       $     1,474       $     2,991       $     9,907
 Total Return                   (1.10%)             (1.68%)           (1.76%)           (1.88%)           (2.07%)           (2.40%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  16.42              16.62              10.25             16.51             16.40             16.24
 Number of Units
Outstanding                      790,765             23,285              615              86,438           147,865           583,196
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                  12,984              387                 6               1,427             2,425             9,472
 Total Return                      7.32%               6.81%             2.50%             6.58%             6.36%             6.01%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  15.30              15.56                                15.49             15.42             15.32
 Number of Units
Outstanding                      450,552             13,099                               51,475            93,445           470,151
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  6,893               204                                  797              1,441             7,203
 Total Return                     24.59%              23.89%                              23.62%            23.46%            23.05%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  12.28              12.56                                12.53             12.49             12.45
 Number of Units
Outstanding                      176,747             3,908                                36,548            55,482           384,829
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                  2,170                49                                  458               693              4,791
 Total Return                     22.80%              21.59%                              21.30%            21.03%            20.76%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.33                                10.33             10.32             10.31
 Number of Units
Outstanding                                          1,741                                         -        12,739           128,684
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       18                                   -                131              1,327
 Total Return                                          3.30%                               3.30%             3.20%             3.10%

                                                                                                                         (Continued)


                              MAXIM TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $    10.33        $      11.14       $      9.01       $     10.27       $     13.40       $     14.34
 Number of Units
Outstanding                      41,110              78,124             1,525           194,421           509,371         1,782,075
 Net Assets (000's)          $      425         $       871        $       14       $     1,996       $     6,826       $    25,560
 Total Return                  (10.41%)            (10.95%)          (11.06%)          (11.08%)          (11.32%)          (11.59%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.53              12.51              10.13             11.55             15.11             16.22
 Number of Units
Outstanding                      37,034             61,200             1,958            174,162           539,442          1,916,974
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                   427                766                 20              2,012             8,151             31,096
 Total Return                      1.59%               1.05%             1.30%             0.87%             0.67%             0.37%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.35              12.38                                11.45             15.01             16.16
 Number of Units
Outstanding                     31,627             57,823                              180,092           492,142          2,107,351
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   359                716                                 2,062             7,387             34,055
 Total Return                     30.01%              29.23%                              28.94%            28.73%            28.36%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                   8.73               9.58                                 8.88             11.66             12.59
 Number of Units
Outstanding                     28,868             32,162                              122,570           498,704          2,333,666
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   252                308                                 1,088             5,815             29,381
 Total Return                   (12.70%)             (5.52%)                             (5.73%)           (5.89%)           (6.25%)

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.14                                 9.42             12.39             13.43
 Number of Units
Outstanding                                         39,222                               2,088            557,569          2,831,593
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                      398                                   20              6,908             38,028
 Total Return                                          1.40%                             (5.80%)             0.98%             0.75%

                                                                                                                         (Continued)


                              MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $    12.39        $      13.23       $     11.69       $     12.94       $     13.77       $     16.37
 Number of Units
Outstanding                      58,415              51,447               357           327,141           429,435         2,055,297
 Net Assets (000's)          $      724         $       681        $        4       $     4,232       $     5,913       $    33,644
 Total Return                     7.09%               6.52%             6.37%             6.33%             6.09%             5.75%

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  11.57              12.42              10.99             12.17             12.98             15.48
 Number of Units
Outstanding                      51,243             20,390              357             303,868           369,130          2,041,895
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                   593                253                 4               3,698             4,791             31,612
 Total Return                     10.61%               9.91%             9.90%             9.74%             9.54%             9.17%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.46              11.30                                11.09             11.85             14.18
 Number of Units
Outstanding                      55,109             19,725                              350,532           217,848          2,599,233
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                   576                223                                 3,887             2,581             36,857
 Total Return                      0.29%             (0.26%)                             (0.45%)           (0.67%)           (0.91%)

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.43              11.33                                11.14             11.93             14.31
 Number of Units
Outstanding                      6,374              13,390                              341,860           151,304          3,217,526
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                    66                152                                 3,808             1,805             46,043
 Total Return                      4.30%               6.69%                               6.40%             6.23%             5.92%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.62                                10.47             11.23             13.51
 Number of Units
Outstanding                                        3,531                                 739             112,315          3,225,407
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       38                                   8               1,261             43,575
 Total Return                                          6.20%                               4.70%             7.46%             7.14%

                                                                                                                         (Continued)


                             MAXIM VALUE INDEX PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65              0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $    10.54        $      12.49       $      8.99       $     12.38       $     12.27       $     12.12
 Number of Units
Outstanding                       8,193              16,151               114            99,502            78,564           463,474
 Net Assets (000's)          $       86         $       202        $        1       $     1,232        $      964       $     5,616
 Total Return                  (12.39%)            (12.84%)          (12.97%)          (13.00%)          (13.22%)          (13.43%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                  $                 $                 $                 $
                                  12.03              14.33              10.33             14.23             14.14             14.00
 Number of Units
Outstanding                       10,439             13,277              114              97,723            70,893           424,616
 Net Assets (000's)
                                    $                  $                  $                 $                 $                 $
                                   126                190                 1               1,391             1,002             5,945
 Total Return                      5.34%               4.83%             3.30%             4.56%             4.35%             4.01%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  11.42              13.67                                13.61             13.55             13.46
 Number of Units
Outstanding                       7,981              13,235                               69,753            40,925           424,660
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                    91                181                                  949               555              5,716
 Total Return                     11.31%              10.78%                              10.56%            10.34%            10.06%

           1998
---------------------------
---------------------------
 Ending Unit Value
                                    $                  $                                    $                 $                 $
                                  10.26              12.34                                12.31             12.28             12.23
 Number of Units
Outstanding                       2,712              8,915                                41,994            23,951           362,063
 Net Assets (000's)
                                    $                  $                                    $                 $                 $
                                    28                110                                  517               294              4,428
 Total Return                      2.60%              13.84%                              13.56%            13.39%            13.03%

           1997
---------------------------
---------------------------
 Ending Unit Value
                                                       $                                    $                 $                 $
                                                     10.84                                10.84             10.83             10.82
 Number of Units
Outstanding                                                    -                                   -        12,307            55,506
 Net Assets (000's)
                                                       $                                    $                 $                 $
                                                       -                                    -                133               601
 Total Return                                          8.40%                               8.40%             8.30%             8.20%

                                                                                                                         (Continued)


                                  PIONEER EQUITY-INCOME VCT PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net        0.00               0.55               0.65             0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $    10.41        $      10.25       $     10.34      $     10.16       $     10.15       $     10.08
 Number of Units Outstanding
                                      3               7,012                 -            6,589            17,312            44,049
 Net Assets (000's)          $        -         $        72        $        -       $       67        $      176        $      444
 Total Return                   (7.14%)             (7.66%)           (7.76%)          (7.89%)           (8.06%)           (8.36%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                 $                  $                $                 $                 $
                                  11.21             11.10              11.21            11.03             11.04             11.00
 Number of Units Outstanding
                                    -               5,139                -              1,869             8,530             53,891
 Net Assets (000's)
                                    $                 $                  $                $                 $                 $
                                    -                 57                 -                21                94               593
 Total Return                      14.86%              13.96%            12.10%           13.24%            13.46%            13.17%

           1999
---------------------------
---------------------------
 Ending Unit Value
                                    $                 $                                   $                 $                 $
                                  9.76               9.74                                9.74              9.73              9.72
 Number of Units Outstanding
                                    -                270                                1,472             1,756             17,680
 Net Assets (000's)
                                    $                 $                                   $                 $                 $
                                    -                 3                                   14                17               172
 Total Return                    (2.40%)             (2.60%)                            (2.60%)           (2.70%)           (2.80%)


                                   RS EMERGING GROWTH FUND
                              ------------------------------------------------------------------------------------------------------
                              ------------------------------------------------------------------------------------------------------

Expenses as a % of net            0.00               0.55               0.65             0.75              0.95              1.25
assets

           2001
---------------------------
---------------------------
 Ending Unit Value           $     5.51        $       5.47       $      5.46      $      5.45       $      5.43       $      5.41
 Number of Units Outstanding
                                  1,737              23,734                 -           24,378            98,736           467,056
 Net Assets (000's)          $       10         $       130        $        -       $      133        $      536       $     2,525
 Total Return                  (27.31%)            (27.65%)          (27.68%)         (27.81%)          (27.98%)          (28.15%)

           2000
---------------------------
---------------------------
 Ending Unit Value
                                    $                 $                  $                $                 $                 $
                                  7.58               7.56               7.55             7.55              7.54              7.53
 Number of Units Outstanding
                                  2,706             2,706                -              9,391             58,620           290,275
 Net Assets (000's)
                                    $                 $                  $                $                 $                 $
                                   21                 20                 -                71               442              2,186
 Total Return                  (24.20%)            (24.40%)          (24.50%)         (24.50%)          (24.60%)          (24.70%)

                                                                                                                        (Continued)


                                                     STEIN ROE
                                                     BALANCED
                                                    PORTFOLIO
                                                  ---------------
                                                  ---------------

Expenses as a % of net                                 0.75
assets

          2001
--------------------------
--------------------------
 Ending Unit Value                                   $     10.59
 Number of Units Outstanding
                                                          12,009
 Net Assets (000's)                                   $      127
 Total Return                                            (9.87%)

          2000
--------------------------
--------------------------
 Ending Unit Value
                                                        $
                                                      11.75
 Number of Units Outstanding
                                                      8,425
 Net Assets (000's)
                                                        $
                                                        99
 Total Return                                        (1.92%)

          1999
--------------------------
--------------------------
 Ending Unit Value
                                                        $
                                                      11.98
 Number of Units Outstanding
                                                      8,243
 Net Assets (000's)
                                                        $
                                                        99
 Total Return                                        11.75%

          1998
--------------------------
--------------------------
 Ending Unit Value
                                                        $
                                                      10.72
 Number of Units Outstanding
                                                      4,142
 Net Assets (000's)
                                                        $
                                                        44
 Total Return                                         7.20%






                                                     (Concluded)






                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


--------------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED

        DECEMBER 31, 2001, 2000 AND 1999AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



January 28, 2002

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Denver, Colorado
January 28, 2002

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2001 AND 2000
================================================================================
(Dollars in Thousands)

                                                                             2001                      2000
                                                                    -----------------------    ----------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
    (amortized cost $9,904,453 and $9,372,009)                    $          10,116,175     $            9,419,865
  Common stock, at fair value (cost $74,107 and
    $68,472)                                                                     73,344                     95,036
  Mortgage loans on real estate (net of allowances
    of $57,654 and $61,242)                                                     613,453                    843,371
  Real estate                                                                   112,681                    106,690
  Policy loans                                                                3,000,441                  2,809,973
  Short-term investments, available-for-sale (cost
    $427,398 and $414,382)                                                      424,730                    414,382
                                                                    -----------------------    ----------------------

        Total Investments                                                    14,340,824                 13,689,317

OTHER ASSETS:
  Cash                                                                          213,731                    153,977
  Reinsurance receivable
    Related party                                                                 3,678                      4,297
    Other                                                                       278,674                    229,671
  Deferred policy acquisition costs                                             275,570                    279,688
  Investment income due and accrued                                             130,775                    139,152
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $53,431 and $34,700)                                                         89,533                    227,803
  Premiums in course of collection (net of
     allowances of $22,217 and $18,700)                                          99,811                    190,987
  Deferred income taxes                                                         149,140                    138,842
  Other assets                                                                  644,774                    462,515
SEPARATE ACCOUNT ASSETS                                                      12,584,661                 12,381,137
                                                                    -----------------------    ----------------------





TOTAL ASSETS                                                      $          28,811,171     $           27,897,386
                                                                    =======================    ======================

                                                                                                    (Continued)










====================================================================================================================================

                                                                                      2001                2000
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                          $         532,374    $        547,558
      Other                                                                         11,679,122          11,497,442
    Policy and contract claims                                                         401,389             441,326
    Policyholders' funds                                                               242,916             266,235
    Provision for policyholders' dividends                                              74,740              72,716
    Undistributed earnings on participating business                                   163,086             165,754
GENERAL LIABILITIES:
    Due to GWL                                                                          41,874              43,081
    Due to GWL&A Financial                                                             251,059             171,347
    Repurchase agreements                                                              250,889
    Commercial paper                                                                    97,046              97,631
    Other liabilities                                                                1,021,541             785,730
SEPARATE ACCOUNT LIABILITIES                                                        12,584,661          12,381,137
                                                                                -----------------   -----------------
        Total Liabilities                                                           27,340,697          26,469,957
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         712,801             717,704
    Accumulated other comprehensive income                                              76,507              33,672
    Retained earnings                                                                  674,134             669,021
                                                                                -----------------   -----------------
        Total Stockholder's Equity                                                   1,470,474           1,427,429
                                                                                -----------------   -----------------








TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                   $      28,811,171    $     27,897,386
                                                                                =================   =================

See notes to consolidated financial statements.                                                       (Concluded)




                                        3
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                   2001                2000               1999
                                                              ----------------   -----------------  -----------------
REVENUES:
  Premiums
    Related party                                          $         18,144   $         20,853    $        23,233
    Other (net of premiums ceded totaling
      $82,028, $115,404, and $85,803)                             1,185,495          1,311,713          1,139,950
  Fee income                                                        947,255            871,627            635,147
  Net investment income (expense)
    Related party                                                   (14,546)           (14,517)           (10,923)
    Other                                                           955,880            945,958            886,869
  Net realized gains on investments                                  46,825             28,283              1,084
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  3,139,053          3,163,917          2,675,360
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $40,144,
    $62,803, and $80,681)                                         1,029,495          1,122,560            970,250
  Increase in reserves                                               58,433             53,550             33,631
  Interest paid or credited to contractholders                      530,027            490,131            494,081
  Provision for policyholders' share of earnings
    on participating business                                         2,182              5,188             13,716
  Dividends to policyholders                                         76,460             74,443             70,161
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  1,696,597          1,745,872          1,581,839

  Commissions                                                       197,099            204,444            173,405
  Operating expenses (income):
    Related party                                                    (1,043)              (704)              (768)
    Other                                                           794,731            775,885            593,575
  Premium taxes                                                      36,911             45,286             38,329
  Special charges                                                   127,040
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  2,851,335          2,770,783          2,386,380

INCOME BEFORE INCOME TAXES                                          287,718            393,134            288,980
PROVISION FOR INCOME TAXES:
  Current                                                           136,965            108,509             72,039
  Deferred                                                          (41,993)            25,531             11,223
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                     94,972            134,040             83,262
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
NET INCOME                                                 $        192,746   $        259,094    $       205,718
                                                              ================   =================  =================
                                                              ================   =================  =================



See notes to consolidated financial statements.




                                        4
------------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)


                                                                                                               Additional
                                                 Preferred Stock                     Common Stock               Paid-in
                                           -----------------------------     -----------------------------
                                              Shares          Amount            Shares          Amount          Capital
                                           --------------   ------------     -------------    ------------    -------------
BALANCES, JANUARY 1, 1999                            0    $          0        7,032,000    $       7,032   $       699,556  $
   Net income
   Other comprehensive loss

Total comprehensive income

Dividends
Income tax benefit on stock
  compensation                                                                                                         760
                                           --------------   ------------     -------------    ------------    -------------

BALANCES, DECEMBER 31, 1999                          0               0        7,032,000            7,032           700,316
   Net income
   Other comprehensive income

Total comprehensive income

Dividends
Capital contributions -
  Parent stock options                                                                                              15,052
Income tax benefit on stock
  compensation                                                                                                       2,336
                                           --------------   ------------     -------------    ------------    -------------

BALANCES, DECEMBER 31, 2000                          0    $          0        7,032,000    $       7,032   $       717,704  $
   Net income
   Other comprehensive income

Total comprehensive income

Dividends
Capital contributions adjustment -
  Parent stock options                                                                                             (12,098)
Income tax benefit on stock
   compensation                                                                                                      7,195
                                           --------------   ------------     -------------    ------------    -------------

BALANCES, DECEMBER 31, 2001                          0    $          0        7,032,000    $       7,032   $       712,801

                                           ==============   ============     =============    ============    =============


    Accumulated
       Other
   Comprehensive        Retained

   Income (Loss)        Earnings          Total
  -----------------    ------------   ---------------
           61,560   $     430,411   $    1,198,559
                          205,718          205,718
         (146,421)                        (146,421)
                                      ---------------
                                            59,297
                                      ---------------
                          (92,053)         (92,053)

                                               760
  -----------------    ------------   ---------------

          (84,861)        544,076        1,166,563
                          259,094          259,094
          118,533                          118,533
                                      ---------------
                                           377,627
                                      ---------------
                         (134,149)        (134,149)

                                            15,052

                                             2,336
  -----------------    ------------   ---------------

           33,672   $     669,021   $    1,427,429
                          192,746          192,746
           42,835                           42,835
                                      ---------------
                                           235,581
                                      ---------------
                         (187,633)        (187,633)

                                           (12,098)

                                             7,195
  -----------------    ------------   ---------------

$          76,507   $     674,134   $    1,470,474
  =================    ============   ===============




See notes to consolidated financial statements.





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)
                                                                    2001               2000               1999
                                                              -----------------  -----------------  -----------------
OPERATING ACTIVITIES:
  Net income                                               $        192,746    $       259,094    $       205,718
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        policyholders                                                 2,182              5,188             13,716
      Amortization of investments                                   (82,955)           (62,428)           (22,514)
      Net realized gains on investments                             (46,825)           (28,283)            (1,084)
      Depreciation and amortization (including
        goodwill impairment)                                         62,101             41,693             47,339
      Deferred income taxes                                         (41,993)            25,531             11,223
      Stock compensation (adjustment)                               (12,098)            15,052
  Changes in assets and liabilities, net of effects from acquisitions:
      Policy benefit liabilities                                    334,025            310,511            650,959
      Reinsurance receivable                                        (48,384)           (35,368)            19,636
      Receivables                                                   196,805           (128,382)           (37,482)
      Other, net                                                     44,232           (118,221)          (136,476)
                                                              -----------------  -----------------  -----------------
        Net cash provided by operating activities                   599,836            284,387            751,035
                                                              -----------------  -----------------  -----------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to-maturity
           Sales                                                                         8,571
           Maturities and redemptions                                                  323,728            520,511
         Available-for-sale
           Sales                                                  5,201,692          1,460,672          3,176,802
           Maturities and redemptions                             1,244,547            887,420            822,606
    Mortgage loans                                                  224,810            139,671            165,104
    Real estate                                                                          8,910              5,098
    Common stock                                                     38,331             61,889             18,116
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                                             (100,524)          (563,285)
         Available-for-sale                                      (6,878,213)        (2,866,228)        (4,019,465)
    Mortgage loans                                                                      (4,208)            (2,720)
    Real estate                                                      (3,124)           (20,570)           (41,482)
    Common stock                                                    (27,777)           (52,972)           (19,698)
    Acquisitions, net of cash acquired                                                  82,214
                                                              -----------------  -----------------  -----------------
        Net cash provided by (used in)
           investing activities                            $       (199,734)   $       (71,427)   $        61,587
                                                              =================  =================  =================
                                                                                                      (Continued)




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                   2001               2000                1999
                                                             -----------------   ----------------   -----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                   $       (483,285)   $       (220,167)  $       (583,900)
  Due to GWL                                                        (1,207)              7,102            (16,898)
  Due to GWL&A Financial                                            81,473               3,665            175,035
  Dividends paid                                                  (187,633)           (134,149)           (92,053)
  Net commercial paper borrowings
    (repayments)                                                      (585)             97,631            (39,731)
  Net repurchase agreements borrowings
     (repayments)                                                  250,889             (80,579)          (163,680)
                                                             -----------------   ----------------   -----------------
        Net cash used in financing activities                     (340,348)           (326,497)          (721,227)
                                                             -----------------   ----------------   -----------------

NET INCREASE (DECREASE) IN CASH                                     59,754            (113,537)            91,395

CASH, BEGINNING OF YEAR                                            153,977             267,514            176,119
                                                             -----------------   ----------------   -----------------

CASH, END OF YEAR                                         $        213,731    $        153,977   $        267,514
                                                             =================   ================   =================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                          $         59,895    $         78,510   $         76,150
    Interest                                                        17,529              21,060             14,125

Non-cash financing activity:
  Effect of capital - Parent stock options                         (12,098)             15,052











See notes to consolidated financial statements.                                                       (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
================================================================================
(Amounts in Thousands, except Share Amounts)

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

       On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

       Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs, and valuation of privately placed fixed maturities. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

        1. Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses reported as accumulated other comprehensive income
              (loss) in stockholder's equity.

              Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

       3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

       4.     Investments in common stock are carried at fair value.

       5.     Policy loans are carried at their unpaid balances.

       6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

       Cash - Cash includes only amounts in demand deposit accounts.

       Internal Use Software - Capitalized internal use software development costs of $44,914 and $35,409 are included in other assets at December 31, 2001, and 2000, respectively. The Company capitalized, net of depreciation, $6,896, $17,309 and $18,099 of internal use software development costs for the years ended December 31, 2001, 2000 and 1999, respectively.

       Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $44,096, $36,834, and $43,512 in 2001, 2000, and 1999, respectively.

       Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies which are affiliates of the Company, shares of other non-affiliated mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

       Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,941,905 and $7,762,065 at December 31, 2001 and 2000, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,188,553 and $4,189,716 at December 31, 2001 and 2000, respectively, are established at the contractholder's account value.

       Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 5).

       Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

       Participating Fund Account - Participating life and annuity policy reserves are $4,837,611 and $4,557,599 at December 31, 2001 and 2000,
       respectively. Participating business approximates 25.8%, 28.6%, and 31.0% of the Company's ordinary life insurance in force and 85.4%, 85.2%, and 94.0% of ordinary life insurance premium income for the years ended December 31, 2001, 2000, and 1999, respectively.

       The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

       The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

       The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee is amortized over the term of the related agreement and recognized as an adjustment to net investment income.

       The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

       Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets. Derivatives are not used for speculative purposes. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur. Derivative instruments typically used consist of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options, and interest rate futures.

       Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to a floating rate. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset/liability matching program. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

       Effective January 1, 2001, the Company adopted Financial Account Standards Board (FASB) Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133), as amended by FASB Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." SFAS 138 requires all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings. The adoption of SFAS No. 133 resulted in an approximate $1,000 after-tax increase to accumulated other comprehensive income, which has been included in the current year change in other comprehensive income in the Statement of Stockholder's Equity.

       Hedge ineffectiveness of $907, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the year ended December 31, 2001.

       Derivative gains and losses included in accumulated other comprehensive income (OCI) are reclassified into earnings at the time interest income is recognized or interest receipts are received on bonds. Derivative gains of $469 were reclassified to net investment income in 2001. The Company estimates that $563 of net derivative gains included in OCI will be reclassified into net investment income within the next twelve months.

     Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements (SAB No. 101)," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, "Second
Amendment: Revenue Recognition in Financial Statements," the Company implemented the provisions of SAB No. 101 during the fourth quarter of 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

       Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 6.1%, 6.2%, and 6.2% in 2001, 2000, and 1999.

       Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) is considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (see Note 14).

       Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - FASB has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125" (SFAS No. 140), which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. SFAS 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. Certain disclosure requirements under SFAS No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements. The adoption of SFAS No. 140 did not have a significant effect on the financial position or results of operations of the Company.

       Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

     Business Combinations - On June 29, 2001 Statement of Financial Accounting Standards (SFAS) FAS No.141, "Business Combinations" (SFAS No. 141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No. 141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

       Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, will cease upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002 and, although it is still reviewing the provisions of this Statement, management's preliminary assessment is that the Statement will not have a material impact on the Company's financial position or results of operations.

       Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.144). SFAS No.144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No.144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

        Selected Loan Loss Allowance Methodology - In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance Methodology and Documentation Issues (SAB 102). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB 102 by the Company is not expected to have a material impact on the Company's financial position or results of operations.

2.     ACQUISITIONS AND SPECIAL CHARGES

       Effective January 1, 2000, the Company co-insured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

       Assuming the reinsurance agreement had been effective on January 1, 1999, pro forma 1999 revenues would have been $2,973,247 and pro forma 1999 net income would have been $199,782. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1999, or of future operations.

       On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only, and stop loss policies. The in-force business was immediately co-insured back to Allmerica and then underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

       Alta Health & Life Insurance Company (Alta) was acquired by the Company on July 8, 1998. During 1999 and 2000 the Alta business continued to be run as a free-standing unit but was converted to the Company's system and accounting processes. This conversion program resulted in significant issues related to pricing, underwriting, and administration of the business. The Company has decided to discontinue writing new Alta business and all Alta customers will be moved to the Company's contracts over time. All Alta sales and administration staff have become employees of the Company and the underwriting functions are being conducted by the underwriting staff of the Company. In the second quarter of 2001, the Company recorded a $127 million special charge ($80.9 million, net of tax), related to its decision to cease marketing the Alta products. The principal components of the charge include $46 million from premium deficiency reserves, $29 million from premium receivables, $28 million from uninsured accident and health plan claim receivables and $24 million from goodwill and other.

3.      RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the U.S. operations of GWL. The following represents revenue from GWL for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------

      Investment management revenue                          $          186     $         120     $          130
      Administrative and underwriting revenue                         1,043               704                768

       At December 31, 2001 and 2000, due to GWL includes $16,536 and $17,743 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (6.0% and 7.0% at December 31, 2001 and 2000, respectively) while the note payable bears interest at 5.4%.

       At December 31, 2001 and 2000, due to GWL&A Financial includes $76,024 and $(3,688) due on demand and $175,035 and $175,035 of subordinated notes payable. The notes, which were issued in 1999 and used for general corporate purposes, bear interest and mature on June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its statutory surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations. The amounts due on demand to GWL&A Financial bear interest at the public bond rate (6.0% and 7.0% at December 31, 2001 and 2000, respectively) while the note payable bears interest at 7.25%.

       Interest expense attributable to these related party obligations was $14,732, $14,637, and $11,053 for the years ended December 31, 2001,
       2000, and 1999, respectively.

4.      ALLOWANCES ON POLICYHOLDER RECEIVABLES

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

       Allowances for amounts receivable related to uninsured accident and health plan claims:

                                                                     2001               2000               1999
                                                                 --------------    ---------------    ---------------

      Balance, beginning of year                              $        34,700   $        31,200    $        31,200
      Provisions charged to operations                                 50,500             7,700              4,500
      Amounts written off - net                                       (31,769)           (4,200)            (4,500)
                                                                 --------------    ---------------    ---------------
      Balance, end of year                                    $        53,431   $        34,700    $        31,200
                                                                 ==============    ===============    ===============

       Allowances for premiums in course of collection:

                                                                     2001               2000               1999
                                                                 --------------    ---------------    ---------------

      Balance, beginning of year                              $        18,700   $        13,900    $        13,900
      Provisions charged to operations                                 29,642            14,500              2,500
      Amounts written off - net                                       (26,125)           (9,700)            (2,500)
                                                                 --------------    ---------------    ---------------
      Balance, end of year                                    $        22,217   $        18,700    $        13,900
                                                                 ==============    ===============    ===============

5.      REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2001 and 2000, the reinsurance receivable had a carrying value of $282,352 and $233,968, respectively.

       The following schedule details life insurance in force and life and accident/health premiums:

                                                                        Assumed                          Percentage
                                                       Ceded           Primarily                         of Amount
                                    Gross          Primarily to       From Other           Net            Assumed
                                    Amount              GWL            Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 2001:
        Life insurance in force:
          Individual         $     43,370,006  $      8,330,282   $     7,399,250        42,438,974        17.4%
          Group                    56,650,090                           9,888,796        66,538,886        14.9%
                                ---------------   ----------------  ----------------  ----------------
              Total          $    100,020,096  $      8,330,282   $    17,288,046   $   108,977,860
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        384,688  $         32,820   $        37,442   $       389,310         9.6%
          Accident/health             830,970            49,001            42,750           824,719         5.2%
                                ---------------   ----------------  ----------------  ----------------
              Total          $      1,215,658  $         81,821   $        80,192   $     1,214,029
                                ===============   ================  ================  ================








                                                                        Assumed                          Percentage
                                                       Ceded           Primarily                         of Amount
                                    Gross          Primarily to       From Other           Net            Assumed
                                    Amount              GWL            Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 2000:
        Life insurance in force:
          Individual         $     39,067,268  $      5,727,745   $     7,563,302   $    40,902,825        18.5%
          Group                    75,700,120                          20,610,896        96,311,016        21.4%
                                ---------------   ----------------  ----------------  ----------------
              Total          $    114,767,388  $      5,727,745   $    28,174,198   $   137,213,841
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        349,097  $         35,448   $        88,994   $       402,643        22.1%
          Accident/health             827,044            79,705           175,294           922,633        19.0%
                                ---------------   ----------------  ----------------  ----------------
              Total          $      1,176,141  $        115,153   $       264,288   $     1,325,276
                                ===============   ================  ================  ================

      December 31, 1999:
        Life insurance in force:
          Individual         $     35,362,934  $      5,195,961   $     8,467,877   $    38,634,850        21.9%
          Group                    80,717,198                           2,212,741        82,929,939         2.7%
                                ---------------   ----------------  ----------------  ----------------
              Total          $    116,080,132  $      5,195,961   $    10,680,618   $   121,564,789
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        306,101  $         27,399   $        46,715   $       325,417        14.4%
          Accident/health             801,755            58,247            79,753           823,261         9.7%
                                ---------------   ----------------  ----------------  ----------------
              Total          $      1,107,856  $         85,646   $       126,468   $     1,148,678
                                ===============   ================  ================  ================

6.     NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

       Net investment income is summarized as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------
      Investment income:
        Fixed maturities and short-term
          Investments                                        $       693,573    $      675,200    $       635,601
        Common stock                                                   4,882             1,584              1,345
        Mortgage loans on real estate                                 69,237            80,775             88,033
        Real estate                                                   22,335            22,068             19,618
        Policy loans                                                 204,198           191,320            167,109
        Other                                                            101               120                138
                                                                ---------------   ---------------    ---------------
                                                                     994,326           971,067            911,844
      Investment expenses, including interest on
        amounts charged by the related parties
        of $14,732, $14,637, and $11,053                              52,992            39,626             35,898
                                                                ---------------   ---------------    ---------------
      Net investment income                                  $       941,334    $      931,441    $       875,946
                                                                ===============   ===============    ===============





       Net realized gains (losses) on investments are as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------
      Realized gains (losses):
        Fixed maturities                                     $        32,116    $      (16,752)   $        (8,321)
        Common stock                                                  13,052            33,411                463
        Mortgage loans on real estate                                  1,657             2,207              1,429
        Real estate                                                                        490                513
        Provisions                                                                       8,927              7,000
                                                                ---------------   ---------------    ---------------
      Net realized gains on investments                      $        46,825    $       28,283    $         1,084
                                                                ===============   ===============    ===============

7.     SUMMARY OF INVESTMENTS

       Fixed maturities owned at December 31, 2001 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
                                       ------------    ------------    ------------    ------------    ------------
      Available-for-Sale:
        U.S. Government
          Agencies                  $     1,744,590 $      45,585   $       7,577   $    1,782,598  $    1,782,598
        Collateralized mortgage
          obligations                       435,074         9,900             125          444,849         444,849
        Public utilities                    647,754        22,823           5,997          664,580         664,580
        Corporate bonds                   2,943,635       114,871          71,504        2,987,002       2,987,002
        Foreign governments                  26,466         1,824                           28,290          28,290
        State and municipalities            935,758        35,462           3,955          967,265         967,265
        Direct mortgage pass-
          through certificates              345,979         2,537           2,840          345,676         345,676
        Mortgage-backed
          Securities - other                 97,136         7,020                          104,156         104,156
        Asset backed securities           2,728,061        76,187          12,489        2,791,759       2,791,759
                                       ------------    ------------    ------------    ------------    ------------
                                    $     9,904,453 $     316,209   $     104,487   $   10,116,175  $   10,116,175
                                       ============    ============    ============    ============    ============





       Fixed maturities owned at December 31, 2000 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
                                       ------------    ------------    ------------    ------------    ------------
      Available-for-Sale:
        U.S.Government
          Agencies                  $     1,115,926 $      14,528   $       3,483   $    1,126,971  $    1,126,971
        Collateralized mortgage
          obligations                       708,707         8,592           7,201          710,098         710,098
        Public utilities                    654,729        13,251           7,063          660,917         660,917
        Corporate bonds                   3,036,921        66,903          85,559        3,018,265       3,018,265
        Foreign governments                  49,505         1,019             376           50,148          50,148
        State and municipalities            815,246        20,424           6,502          829,168         829,168
        Direct mortgage pass-
          through certificates              356,975         2,719           1,091          358,603         358,603
        Mortgage-backed
          Securities - other                100,786         5,401             363          105,824         105,824
        Asset backed securities           2,533,214        46,602          19,945        2,559,871       2,559,871
                                       ------------    ------------    ------------    ------------    ------------
                                    $     9,372,009 $     179,439   $     131,583   $    9,419,865  $    9,419,865
                                       ============    ============    ============    ============    ============

       The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

       See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2001, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized           Estimated
                                                 Cost             Fair Value
                                            ----------------    ----------------
      Due in one year or less             $        614,336   $         627,259
      Due after one year
        through five years                       2,481,589           2,579,308
      Due after five years
        through ten years                        1,171,127           1,189,693
      Due after ten years                          848,427             838,494
      Mortgage-backed
        Securities                               2,060,913           2,089,662
      Asset-backed securities                    2,728,061           2,791,759
                                            ----------------    ----------------
                                          $      9,904,453   $      10,116,175
                                            ================    ================

       Proceeds from sales of securities available-for-sale were $5,201,737, $1,460,672, and $3,176,802 during 2001, 2000, and 1999, respectively. The realized gains on such sales totaled $42,343, $8,015, and $10,080 for 2001, 2000, and 1999, respectively. The realized losses totaled $10,186, $24,053, and $19,720 for 2001, 2000, and 1999, respectively. During the years 2001, 2000, and 1999, held-to-maturity securities with amortized cost of $0, $8,571, and $0 were sold due to credit deterioration with insignificant gains and losses.

       During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

       At December 31, 2001 and 2000, pursuant to fully collateralized securities lending arrangements, the Company had loaned $278,471 and $208,702 of fixed maturities, respectively.

       The Company engages in hedging activities to manage interest rate, market and foreign exchange risk.

       The following table summarizes the 2001 financial hedge instruments:

                                            Notional                 Strike/Swap
      December 31, 2001                      Amount                     Rate                       Maturity
      -------------------------------    ---------------    ------------------------------    --------------------
      Interest Rate Caps              $      1,402,000          6.75% - 11.65% (CMT)             01/02 - 01/05
      Interest Rate Swaps                      365,018              3.13% - 7.32%                01/02- 12/06
      Foreign Currency
        Exchange Contracts                      13,585                   N/A                     06/05 - 07/06
      Options Calls                            191,300                 Various                   01/02 - 01/06
                     Puts                      131,000                 Various                   12/01 - 12/02

       The following table summarizes the 2000 financial hedge instruments:

                                            Notional                  Strike/Swap
      December 31, 2000                      Amount                      Rate                        Maturity
      -------------------------------    ---------------    --------------------------------    --------------------
      Interest Rate Futures           $        171,800               5.17% - 5.68%                     3/01
      Interest Rate Caps                     1,562,000           7.64% - 11.82% (CMT)              6/00 - 12/06
      Interest Rate Swaps                      300,041               5.00% - 8.62%                 1/01 - 12/06
      Foreign Currency
        Exchange Contracts                      18,371                    N/A                       6/05 - 7/06
      Options Calls                            111,400                  Various                    5/01 - 11/05

       CMT - Constant Maturity Treasury Rate

       The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 2001, approximately 29% of the Company's mortgage loans were collateralized by real estate located in California.

       The following is information with respect to impaired mortgage loans:

                                                                                    2001                2000
                                                                               ----------------    ----------------

      Loans, net of related allowance for credit losses of
        $13,018 and $12,777                                                 $           6,300   $           9,116
      Loans with no related allowance for credit losses                                 5,180              12,954
      Average balance of impaired loans during the year                                31,554              39,321
      Interest income recognized (while impaired)                                       1,617               1,648
      Interest income received and recorded (while impaired)
        Using the cash basis method of recognition                                      1,744               1,632

       As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $56,258 and $73,518 at December 31, 2001 and 2000, respectively.

       The following table presents changes in the allowance for credit losses:

                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------

      Balance, beginning of year                             $        61,242    $       77,416    $        83,416
      Provision for loan losses                                                         (8,927)            (7,000)
      Charge-offs                                                     (3,588)           (7,247)
      Recoveries                                                                                            1,000
                                                                ---------------   ---------------    ---------------
      Balance, end of year                                   $        57,654    $       61,242    $        77,416
                                                                ===============   ===============    ===============

8.      COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2001, commercial paper outstanding of $97,046 had a maturity of 4 days and an interest rate of 2.55%. At December 31, 2000, commercial paper outstanding of $97,631 had maturities ranging from 11 to 46 days and interest rates ranging from 6.59% to 6.62%.

9.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          December 31,
                                             -----------------------------------------------------------------------
                                                           2001                                  2000
                                             ----------------------------------    ---------------------------------
                                                Carrying          Estimated          Carrying          Estimated
                                                 Amount           Fair Value          Amount           Fair Value
                                             ---------------    ---------------    --------------    ---------------
      ASSETS:
         Fixed maturities and
           short-term investments          $    10,540,905   $     10,540,905   $      9,834,247  $      9,834,247
         Mortgage loans on real
           estate                                  613,453            624,102            843,371           856,848
         Policy loans                            3,000,441          3,000,441          2,809,973         2,809,973
         Common stock                               73,344             73,344             95,036            95,036

      LIABILITIES:
         Annuity contract reserves
           without life contingencies            4,188,553          4,210,759          4,189,716         4,204,907
         Policyholders' funds                      242,916            242,916            266,235           266,235
         Due to GWL                                 41,874             41,441             43,081            41,332
         Due to GWL&A Financial                    251,059            251,059            171,347           158,222
         Commercial paper                           97,046             97,046             97,631            97,631
         Repurchase agreements                     250,889            250,889

       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The estimated fair-value of fixed maturities and common stocks that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair values of derivatives of $20,617 and $7,188 at December 31, 2001 and 2000, respectively, consisting principally of interest rate swaps are included in fixed maturities.

       Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

       Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

       The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

       The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2001.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

       The estimated fair value of derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net asset position for interest rates swaps are $33 and $1,858 of liabilities in 2001 and 2000, respectively. Included in the net asset position for foreign currency exchange contracts are $127 and $0 of liabilities in 2001 and 2000, respectively.

10.     EMPLOYEE BENEFIT PLANS

       The following table summarizes changes for the years ended December 31, 2001, 2000, and 1999 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized.

                                                                                          Post-Retirement
                                                    Pension Benefits                        Medical Plan
                                            ----------------------------------    ---------------------------------
                                              2001         2000        1999         2001        2000        1999
                                            ---------    ---------   ---------    ---------   ---------    --------
      Change in benefit obligation
      Benefit obligation at beginning     $ 140,563   $  126,130   $ 131,305   $  33,018    $ 29,228    $  19,944
      of year
      Service cost                            8,093        7,062       7,853       3,331       2,305        2,186
      Interest cost                           9,718        9,475       8,359       3,303       2,167        1,652
      Acquisition of new employees                                     4,155       7,823
      Actuarial (gain) loss                  (2,640)       2,510     (22,363)     11,401                    3,616
      Prior service for former Alta
        employees                                                                                           2,471
      Benefits paid                          (5,213)      (4,614)     (3,179)     (1,015)       (682)        (641)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Benefit obligation at end of year   $ 150,521   $  140,563   $ 126,130   $  57,861    $ 33,018    $  29,228
                                            ---------    ---------   ---------    ---------   ---------    --------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                 $ 193,511   $  192,093   $ 183,136   $            $           $
      Actual return on plan assets             (637)       6,032      12,055
      Addition of former Alta employees
        and other adjustments                                             81
      Benefits paid                          (5,213)      (4,614)     (3,179)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Fair value of plan assets at end      187,661      193,511     192,093
      of year
                                            ---------    ---------   ---------    ---------   ---------    --------

      Funded (unfunded) status               37,140       52,948      65,963      (57,861)    (33,018)     (29,228)
      Unrecognized net actuarial (gain)      (1,499)     (15,239)    (30,161)     14,659       3,430        3,464
      loss
      Unrecognized prior service cost         2,533        3,073       3,614       9,326       2,148        2,310
      Unrecognized net obligation or
      (asset)
        at transition                       (15,142)     (16,655)    (18,170)     12,120      12,928       13,736
                                            ---------    ---------   ---------    ---------   ---------    --------
      Prepaid (accrued) benefit cost      $  23,032   $   24,127   $  21,246   $  (21,756)  $ (14,512)  $  (9,718)
                                            =========    =========   =========    =========   =========    ========

      Components of net periodic
      benefit cost
      Service cost                        $   8,093   $    7,062   $   7,853   $   3,331    $  2,305    $   2,186
      Interest cost                           9,718        9,475       8,360       3,303       2,167        1,652
      Expected return on plan assets        (15,276)     (17,567)    (15,664)
      Amortization of transition             (1,514)      (1,514)     (1,514)        808         808          808
      obligation
      Amortization of unrecognized prior
        service cost                            541          541         541         645         162          162
      Amortization of gain from earlier
        periods                                (467)        (879)        (80)        172          34           38
                                            ---------    ---------                ---------   ---------    --------
                                            ---------    ---------   ---------    ---------   ---------    --------
      Net periodic (benefit) cost         $   1,095   $   (2,882)  $    (504)  $   8,259    $  5,476    $   4,846
                                            =========    =========   =========    =========   =========    ========

      Weighted-average assumptions as
      of December 31
      Discount rate                           7.25%        7.50%       7.50%        7.25%       7.50%        7.50%
      Expected return on plan assets          8.00%        9.25%       8.50%        8.00%       9.25%        8.50%
      Rate of compensation increase           4.00%        5.00%       5.00%        4.00%       5.00%        5.00%

       The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2001, 2000, or 1999.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-Percentage             1-Percentage
                                                                              Point                    Point
                                                                            Increase                 Decrease
                                                                       --------------------     --------------------
      Increase (decrease) on total of service and
        interest cost on components                                 $             2,246     $             (1,465)
      Increase (decrease) on post-retirement benefit                             12,877                   (9,914)
        obligation

       The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2001, 2000, and 1999 totaled $7,773, $6,130, and $5,504, respectively.

       The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $20,033, $19,264, and $17,367 for years ending December 31, 2001, 2000, and 1999, respectively. The participant deferrals earn interest at 7.2% at December 31, 2001, based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2001, 2000, and 1999 was $1,434, $1,358, and $1,231,
       respectively.

       The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2001, 2000, and 1999 was $2,726, $3,023, and $3,002,
       respectively. The total liability of $20,881 and $18,794 as of December 31, 2001 and 2000 is included in other liabilities.

11.     FEDERAL INCOME TAXES

       The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                                     2001            2000             1999
                                                                  ------------    ------------     ------------
      Federal tax rate                                                  35.0   %        35.0   %         35.0   %
      Change in tax rate resulting from:
        Settlement of GWL tax exposures                                                                  (5.9)
         Investment income not subject
           to federal tax                                               (1.7)           (0.9)
        Other, net                                                      (0.3)                            (0.3)
                                                                  ------------    ------------     ------------
      Total                                                             33.0   %        34.1   %         28.8   %
                                                                  ============    ============     ============

       The Company's income tax provision was favorably impacted in 1999 by the release of contingent liabilities relating to taxes of the GWL's U.S. branch associated with blocks of business that were transferred from GWL's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS), and totaled $17,150; however, $8,900 of the release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 1999 statement of income.

       Excluding the effect of the 1999 tax item discussed above, the effective tax rate for 1999 was 35.2%.

       Temporary differences of which give rise to the deferred tax assets and liabilities as of December 31, 2001 and 2000 are as follows:

                                                               2001                              2000
                                                  -------------------------------    ------------------------------
                                                    Deferred         Deferred           Deferred        Deferred
                                                      Tax               Tax              Tax              Tax
                                                     Asset           Liability          Asset          Liability
                                                  -------------    --------------    -------------    -------------
      Policyholder reserves                    $      157,703   $                 $       114,074  $
      Deferred policy acquisition costs                                   47,101                           48,543
      Deferred acquisition cost
        proxy tax                                     113,505                             110,239
      Investment assets                                                   88,595                           35,714
      Allowance for uncollectibles                     10,570
      Net operating loss carryforwards                    444                                 444
      Other                                             2,614                                 103
                                                  -------------    --------------    -------------    -------------
              Subtotal                                284,836            135,696          224,860          84,257
      Valuation allowance                                                                  (1,761)
                                                  -------------    --------------    -------------    -------------
              Total Deferred Taxes             $      284,836   $        135,696  $       223,099  $       84,257
                                                  =============    ==============    =============    =============

       Amounts included in investment assets above include $40,122 and $21,228 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2001 and 2000, respectively.

       The Company will file a consolidated tax return for 2001. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 2001, the Company's subsidiaries had approximately $1,269 of net operating loss carryforwards, expiring through the year 2015. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 2001 and 2000, respectively.

       The Company's valuation allowance was decreased in 2001, 2000, and 1999 by $1,761, $0, and $(17), respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

       Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12.     OTHER COMPREHENSIVE INCOME

       Other comprehensive income for the year ended December 31, 2001 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ---------------- -- -----------------
      Unrealized gains on available-for-sale securities:
         Net changes during the year related to cash
            flow hedges                                 $        12,637     $         (4,423)   $           8,214
         Unrealized holding gains (losses) arising
            during the period                                   112,544              (39,397)              73,147
         Less:  reclassification adjustment for
            (gains) losses realized in net income               (15,912)               5,569              (10,343)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   109,269              (38,251)              71,018
      Reserve and  DAC adjustment                               (43,358)              15,175              (28,183)
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Other comprehensive income                        $        65,911     $        (23,076)   $          42,835
                                                          =================    ================    =================





       Other comprehensive income for the year ended December 31, 2000 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses) arising
            during the period                           $       204,274     $        (71,495)   $         132,779
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 9,436               (3,303)               6,133
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   213,710              (74,798)             138,912
      Reserve and  DAC adjustment                               (31,352)              10,973              (20,379)
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Other comprehensive income                        $       182,358     $        (63,825)   $         118,533
                                                          =================    ================    =================

       Other comprehensive loss for the year ended December 31, 1999 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses) arising
            during the period                           $      (303,033)    $        106,061    $        (196,972)
         Less:  reclassification adjustment for
            (gains) losses realized in net income                (9,958)               3,485               (6,473)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains (losses)                         (312,991)             109,546             (203,445)
      Reserve and  DAC adjustment                                87,729              (30,705)              57,024
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Other comprehensive loss                          $      (225,262)    $         78,841    $        (146,421)
                                                          =================    ================    =================

13.    STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

       At December 31, 2001 and 2000, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

       No dividends were paid on preferred stock in 2001, 2000, and 1999, respectively. In addition, dividends of $187,633, $134,149, and $92,053 were paid on common stock in 2001, 2000, and 1999, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

       The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                                                 2001                2000                1999
                                                            ----------------    ----------------    ---------------
                                   (Unaudited)
      Net income                                         $        266,398    $        293,521    $          253,123
      Capital and surplus                                       1,200,372           1,083,718             1,004,745


       In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification as modified by the Colorado Division of Insurance increased statutory net worth as of January 1, 2001, by approximately $105,760 [Unaudited]. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

       The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2001 were $1,200,372 and $272,138 [Unaudited], respectively. The Company should be able to pay up to $272,138 [Unaudited] of dividends in 2002.

14.     STOCK OPTIONS

       The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 2001, 2000, and 1999, stock available for award to Company employees under the Lifeco plan aggregated 3,278,331, 4,808,047, and 885,150 shares.

       The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2002 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, become exercisable, if certain cumulative financial targets are attained by the end of 2001. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, accrued compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25. During 2001, the Company released $12,098 of this accrual when certain financial targets were not attained.

       Additional variable options granted in 1998, 2000, and 2001 totaling 380,000, 120,000, and 80,000 respectively, become exercisable if certain sales or financial targets are attained. During 2001, 2000, and 1999, 7,750, 13,250, and 11,250 of these options vested and accordingly, the Company recognized compensation expense of $48, $151, and $23, respectively. If exercisable, the exercise period expires ten years from the date of grant.

       The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2001, 2000, and 1999. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                          2001                          2000                         1999
                                --------------------------    -------------------------    -------------------------
                                  Options         WAEP          Options        WAEP         Options         WAEP
                                -------------   ----------    ------------   ----------    -----------    ----------
      Outstanding, Jan. 1          7,675,551  $    9.91         6,867,098  $    9.20        6,744,824  $     8.15
        Granted                      947,500      22.28         1,386,503      14.88          675,500       16.29
        Exercised                  1,463,588       5.89           451,300       7.74          234,476        5.69
        Expired or
          canceled                   690,334      11.24           126,750      12.17          318,750       13.81
                                -------------   ----------    ------------   ----------    -----------    ----------
      Outstanding,
        Dec. 31                    6,469,129  $   11.59         7,675,551  $    9.91        6,867,098  $     9.20
                                =============   ==========    ============   ==========    ===========    ==========

      Options
        exercisable
        at year-end                2,673,460  $    8.01         3,077,998  $    7.11        2,503,998  $     7.00
                                =============   ==========    ============   ==========    ===========    ==========

      Weighted average
        fair value of
        options granted
        during year          $     4.22                    $     4.38                   $     5.16
                                =============                 ============                 ===========

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2001:

                                                 Outstanding                                 Exercisable
                               -------------------------------------------------   ---------------------------------
                                                                     Average                             Average
            Exercise                                 Average         Exercise                            Exercise
          Price Range              Options            Life            Price            Options            Price
      ---------------------    ----------------    ------------    -------------   ----------------    -------------
      $ 5.32 - 7.07                1,823,560           4.68     $       5.42           1,803,560    $        5.40
      $10.19 - 16.90               3,775,569           6.73     $      12.22             867,400    $       13.40
      $21.52 - 22.23                 870,000           9.66     $      21.77               2,500    $       22.01

       Of the exercisable Lifeco options, 2,623,960 relate to fixed option grants and 49,500 relate to variable grants.

       Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded with exercise price no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 2001, 2000, and 1999, stock available for award under the PFC plan aggregated 2,710,800, 2,790,800, and 4,340,800 shares.

       Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

       The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and WAEP for 2001, 2000, and 1999. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                           2001                          2000                          1999
                                 --------------------------    --------------------------    --------------------------
                                   Options          WAEP         Options          WAEP         Options         WAEP
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding,  Jan.1,             70,000  $     2.29           285,054  $     3.23           355,054  $    2.89
        Exercised                                                   215,054        3.30            70,000       2.28
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding, Dec 31,             70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
                                 =============    =========    =============    =========    =============   ==========
      Options exercisable
        at year-end                    70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
                                 =============    =========    =============    =========    =============   ==========

       As of December 31, 2001, the PFC options outstanding have an exercise price of $2.16 and a weighted-average remaining contractual life of 1.36 years.

       The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,801, $1,686, and $1,039, in 2001, 2000, and 1999,
       respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2001, 2000, and 1999, respectively: dividend yields of 3.84%, 3.95%, and 3.63%, expected volatility of 20.1%, 30.1%, and 32.4%, risk-free interest rates of 5.30%, 6.61%, and 6.65% and expected lives of 7.5 years.

15.    SEGMENT INFORMATION

       The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

       The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       Summarized segment financial information for the year ended and as of December 31 was as follows:

       Year ended December 31, 2001

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,033,983     $       169,656     $      1,203,639
         Fee income                                             809,574             137,681              947,255
         Net investment income                                   90,720             850,614              941,334
         Realized investment gains                               17,881              28,944               46,825
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,952,158           1,186,895            3,139,053
      Benefits and Expenses:
         Benefits                                               867,031             829,566            1,696,597
         Operating expenses                                     863,021             164,677            1,027,698
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,730,052             994,243            2,724,295
      Income taxes                                               75,962              65,150              141,112
                                                          -----------------   -----------------   -----------------
      Net income before special charges                         146,144             127,502              273,646
      Special charges (net)                                      80,900                                   80,900
                                                          -----------------   -----------------   -----------------
      Net income                                       $         65,244     $       127,502     $        192,746
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,497,077     $    12,843,747     $     14,340,824
      Other assets                                              912,653             973,033            1,885,686
      Separate account assets                                 5,854,652           6,730,009           12,584,661
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      8,264,382     $    20,546,789     $     28,811,171
                                                          =================   =================   =================





       Year ended December 31, 2000

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,142,136     $       190,430     $      1,332,566
         Fee income                                             752,309             119,318              871,627
         Net investment income                                   94,800             836,641              931,441
         Realized investment gains (losses)                      (3,572)             31,855               28,283
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,985,673           1,178,244            3,163,917
      Benefits and Expenses:
         Benefits                                               922,925             822,947            1,745,872
         Operating expenses                                     856,463             168,448            1,024,911
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,779,388             991,395            2,770,783
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  206,285             186,849              393,134
      Income taxes                                               70,197              63,843              134,040
                                                          -----------------   -----------------   -----------------
      Net income                                       $        136,088     $       123,006     $        259,094
                                                          =================   =================   =================





      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,438,650     $    12,250,667     $     13,689,317
      Other assets                                              980,245             846,687            1,826,932
      Separate account assets                                 6,537,095           5,844,042           12,381,137
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      8,955,990     $    18,941,396     $     27,897,386
                                                          =================   =================   =================

       Year ended December 31, 1999

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $        990,449     $       172,734     $      1,163,183
         Fee income                                             548,580              86,567              635,147
         Net investment income                                   80,039             795,907              875,946
         Realized investment gains (losses)                      (1,224)              2,308                1,084
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,617,844           1,057,516            2,675,360
      Benefits and Expenses:
         Benefits                                               789,084             792,755            1,581,839
         Operating expenses                                     661,119             143,422              804,541
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,450,203             936,177            2,386,380
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  167,641             121,339              288,980
      Income taxes                                               51,003              32,259               83,262
                                                          -----------------   -----------------   -----------------
      Net income                                       $        116,638     $        89,080     $        205,718
                                                          =================   =================   =================






       The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                              2001                2000                1999
                                                        -----------------    ----------------    ----------------
                                                        -----------------
      Premium Income:
         Employee Benefits
             Group Life & Health                      $     1,033,983     $      1,142,136    $        990,449
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                   1,033,983            1,142,136             990,449
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                            8,429                7,253              14,344
             Individual Insurance                             161,227              183,177             158,390
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    169,656              190,430             172,734
                                                        -----------------    ----------------    ----------------
      Total premium income                            $     1,203,639     $      1,332,566    $      1,163,183
                                                        =================    ================    ================

      Fee Income:
         Employee Benefits
             Group Life & Health                      $       713,296     $        648,328    $        454,071
               (uninsured plans)
             401(k)                                            96,278              103,981              94,509
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                     809,574              752,309             548,580
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                          119,793              111,201              81,331
             Individual Insurance                              17,888                8,117               5,236
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    137,681              119,318              86,567
                                                        -----------------    ----------------    ----------------
      Total fee income                                $       947,255     $        871,627    $        635,147
                                                        =================    ================    ================

16.     COMMITMENTS AND CONTINGENCIES

       The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

                                     PART C
                                OTHER INFORMATION

Item 24.     Financial Statements and Exhibits


(a) Financial Statements


The consolidated financial statements of GWL&A as of December 31, 2001 and 2000and each of the three years in the period ended December 31, 2001, as well as the financial statements of the Series Account for the years ended December 31, 2001 and 2000, are included in Part B, filed herewith.


(b) Exhibits


Item (1) Copy of resolution of the Board of Directors is filed herewith.

Item (2) is not applicable.

Item (3) Form of Underwriting Agreement is incorporated by reference to Registrant's Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2-89550).

Item (4) Form of each Variable Contractis incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

Item (5) Form of Application is incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

Item (6) Copies of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 29, 1996, (File No. 333-01153).


Item (7) is not applicable.


Item (8) Copy of Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

Item (9) Opinion of Counsel isincorporated by reference to Registrant's Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).


Item (10)(a) Written Consent of Jorden Burt LLP is filed herewith.

(b) Written Consent of Deloitte & Touche LLP is filed herewith.


Item (11)is not applicable.

Item (12) is not applicable.

Item (13) Schedule for Computation of Performance is incorporated by reference to Registrant's Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).

Item (14) Powers of Attorney are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).



Item 25.     Directors and Officers of the Depositor

                                                                                   Positions and Offices
Name                          Principal Business Address                           with Depositor
----                          --------------------------                           ----------------

James Balog                   2205 North Southwinds Boulevard, Apt. 307            Director
                              Vero Beach, Florida  32963

James W. Burns, O.C.                   (4)                                         Director

Orest T. Dackow                        (3)                                         Director

Andre Desmarais                        (4)                                         Director

Paul Desmarais, Jr.                    (4)                                         Director

Robert Gratton                         (5)                                         Chairman

Kevin P. Kavanagh                      (1)                                         Director

William Mackness              696 Whitehave Crescent                               Director
                              London, Ontario N6G 4V4

William T. McCallum                    (3)                                         Director, President and
                                                                                   Chief Executive Officer

Jerry E.A. Nickerson          H.B. Nickerson & Sons Limited                        Director
                              P.O. Box 130
                              275 Commercial Street
                              North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.        (4)                                         Director

Michel Plessis-Belair, F.C.A.          (4)                                         Director


Brian E. Walsh                QVan Capital, LLC                                    Director
                              1 Dock Street, 4th Floor
                              Stamford, Connecticut 06902


John A. Brown                          (3)                                         Senior Vice-President,
                                                                                   Financial Services


S. Mark Corbett                        (3)                                         Senior Vice-President,
                                                                                   Investments


John R. Gabbert                        (2)                                         Senior Vice President and
                                                                                   Chief Information Officer,
                                                                                   Employee Benefits


Donna A. Goldin                        (2)                                         Executive Vice-President
                                                                                   Chief Operating Officer,
                                                                                   One Corporation


                                                                                   Positions and Offices
Name                          Principal Business Address                           with Depositor
----                          --------------------------                           ---------------

Mitchell T.G. Graye                    (3)                                         Executive Vice-President,
                                                                                   Chief Financial Officer

Wayne Hoff   mann                      (3)                                         Senior Vice-President,
                                                                                   Investments


D. Craig Lennox                        (6)                                         Senior Vice-President,
                                                                                   General Counsel and
                                                                                   Secretary

Steve H. Miller                        (2)                                         Senior Vice-President,
                                                                                   Employee Benefits, Sales

Charles P. Nelson                      (3)                                         Senior Vice-President,
                                                                                   Public Non-Profit Markets


Marty Rosenbaum                        (2)                                         Senior Vice-President,
                                                                                   Employee Benefits,
                                                                                   Operations


Gregg E. Seller                        (3)                                         Senior Vice-President,
                                                                                   Government Markets

Robert K. Shaw                         (3)                                         Senior Vice-President,
                                                                                   Individual Markets

George D. Webb                         (3)                                         Senior Vice-President,
                                                                                   Public/Non- Profit Operations


Warren J. Winer                        (7)                                         Senior Vice President,
                                                                                   Employee Benefits,
                                                                                   National Accounts


Douglas L. Wooden                      (3)                                         Executive Vice-President,
                                                                                   Financial Services


Jay W. Wright                          (2)                                         Senior Vice-President,
______________________________________                                             Employee Benefits

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.
(2) 8505 East Orchard Road, Greenwood Village, Colorado  80111.
(3) 8515 East Orchard Road, Greenwood Village, Colorado  80111.
(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.
(6) 8525 East Orchard Road, Greenwood Village, Colorado  80111.
(7) 13045 Tesson Ferry Road, St. Louis, Missouri 63128



Item 26.     Persons controlled by or under common control with the Depositor or Registrant
             ------------------------------------------------------------------------------

    ORGANIZATIONAL CHART
         (State/Country of Organization) - Nature of Business


Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
             54.04% - Investors Group Inc. (Canada) - Investment Company
                100.0% - Investors Group Trustco Inc. (Canada) - Holding Corporation
                    100.0% - I.G. Investment Management, Ltd. (Canada) - Investment Management Corporation
                       100.0% - Mackenzie Financial Corporation (Ontario) - Investment Management and Wholesale Distribution
                                Corporation)
                       100.0% - Mackenzie Investment Management Inc. (Delaware) - Investment Management Corporation
                           100.0% - Ivy Management, Inc. (Massachusetts) - Investment Adviser
                           100.0% - Ivy Management Distributors Inc. (Florida) - Securities Broker/Dealer
                           100.0% - Ivy Mackenzie Services Corp. (Florida) - Transfer Agent
             81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
                100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                  100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                    100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                      100.0% - Great-West Life & Annuity Capital I (Delaware)- Business Trust
                        100.0% - Great-West Life & Annuity Insurance Company (Colorado) - (of which FutureFunds Series Account is a separate account) Life and Health Insurance Company
                           100.0%  - First Great-West Life & Annuity Insurance Company (New York)-Life and Health Insurance Company
                           100.0%  - Advised Assets Group, LLC (Colorado) - Investment Adviser
                           100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance Company
                                    100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                           100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                    100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                                    100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                           100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                    100.0%  - Deferred Comp of Michigan, Inc. (Michigan) - Third Party Administrator
                                    100.0%  - National Plan Coordinators of Washington, Inc. (Washington) - Third
                                    Party Administrator
                                    100.0%  - National Plan Coordinators of Ohio, Inc. (Ohio) - Third Party Administrator
                                    100.0%  - Renco, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts-Insurance Agency
                           100.0%  - One Benefits, Inc. (Colorado) - Holding Company
                                    100.0%  - One Health Plan of Alaska, Inc. (Alaska) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Arizona, Inc. (Arizona) - Health Maintenance Organization
                                    100.0%  - One of Arizona, Inc. (Arizona) - Preferred Provider Organization
                                    100.0%  - One Health Plan of California, Inc. (California) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Colorado, Inc. (Colorado) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Florida, Inc. (Florida) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Georgia, Inc. (Georgia) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Indiana, Inc. (Indiana) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Kansas/Missouri, Inc. (Kansas) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Maine, Inc. (Maine) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Massachusetts, Inc. (Massachusetts) -  Health Maintenance
                                              Organization
                                    100.0%  - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Minnesota, Inc. (Minnesota) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Nevada, Inc. (Nevada) - Preferred Provider Organization
                                    100.0%  - One Health Plan of New Hampshire, Inc. (New Hampshire) - Preferred Provider
                                              Organization
                                    100.0%  - One Health Plan of New Jersey, Inc. (New Jersey) - Health Maintenance Organization
                                    100.0%  - One Health Plan of New York, Inc. (New York) - Preferred Provider Organization
                                    100.0%  - One Health Plan of North Carolina, Inc. (North Carolina) - Health
                                              Maintenance Organization
                                    100.0%  - One Health Plan of Ohio, Inc. (Ohio) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Pennsylvania, Inc. (Pennsylvania) - Health Maintenance Organization
                                    100.0%  - One Health Plan of South Carolina, Inc. (South Carolina) - Preferred
                                              Provider Organization
                                    100.0%  - One Health Plan of Tennessee, Inc. (Tennessee) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Texas, Inc. (Texas) - Health Maintenance Organization
                                    100.0%  - One Health Plan, Inc. (Vermont) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Virginia, Inc. (Virginia) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Washington, Inc. (Washington) - Health Maintenance Organization
                                    100.0%  - One Health Plan of Wisconsin, Inc. (Wisconsin) - Preferred Provider Organization
                                    100.0%  - One Health Plan of Wyoming, Inc. (Wyoming) - Preferred Provider Organization
                                    100.0%  - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                           100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                           100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                             50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                           100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                             92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                           100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                             86.8%  - Orchard Series Fund (Delaware) - Investment Company
                           100.0%  - Orchard Trust Company (Colorado) - Trust Company


Item 27.     Number of Contractowners


             On February 28, 2002, there were 3 owners of non-qualified contracts and 1,455 of qualified contracts offered by Registrant.


Item 28.     Indemnification

             Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this  Article:

(1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.


(2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold a similar position with, another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.
"Director" includes, unless the context requires otherwise, the estate or personal representative of a director.


(3) "Expenses" includes counsel fees.

(4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a) The person conducted himself or herself in good faith; and

(b) The person reasonably believed:

(I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4) A corporation may not indemnify a director under this section:

(a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

(2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

(1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2) The determinations required by subsection (1) of this section shall be made:

(a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

(b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b) By the shareholders.

(4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) Unless otherwise provided in the articles of incorporation:

(a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a  corporation  indemnifies  or advances  expenses  to a director  under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                Bylaws of GWL&A

Article II, Section 11. Indemnification of Directors.
                        ----------------------------

The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.     Principal Underwriter

             (a) BenefitsCorp Equities, Inc. ("BCE") currently distributes securities of Great-West Variable Annuity Account A, Maxim Series Account and Pinnacle Series Account in addition to those of the Registrant.

             (b)      Directors and Officers of BCE

                                                                                   Position and Offices
Name                          Principal Business Address                             with Underwriter
----                          --------------------------                           --------------------

Charles P. Nelson                      (1)                                         Chairman and President

Robert K. Shaw                         (1)                                         Director


David G. McLeod                        (1)                                         Director


Gregg E. Seller               18101 Von Karman Ave.                                Director and Vice President,
                              Suite 1460                                           Major Accounts

                              Irvine, CA 92715

Glen R. Derback                        (1)                                         Treasurer

Beverly A. Byrne                       (1)                                         Secretary

Teresa L. Buckley                      (1)                                         Compliance Officer
------------

(1)  8515 E. Orchard Road, Greenwood Village, Colorado 80111

    (c) Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

                          Net
Name of               Underwriting              Compensation
Principal             Discounts and                  on                   Brokerage
Underwriter           Commissions                Redemption               Commissions       Compensation

BCE                -0-                               -0-                        -0-                           -0-


Item 30.     Location of Accounts and Records


All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.


Item 31.     Management Services

Not Applicable.

Item 32.     Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of
Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

(e) Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.


(f) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 24th day of April, 2002.

                              FUTUREFUNDS SERIES ACCOUNT
                              (Registrant)


                              By:      /s/ William T. McCallum
                                       --------------------------------
                                       William T. McCallum, President
                                       and Chief Executive Officer of
                                       Great-West Life & Annuity
                                       Insurance Company


                              GREAT-WEST LIFE & ANNUITY
                              INSURANCE COMPANY
                              (Depositor)


                              By:      /s/ William T. McCallum
                                       -------------------------------
                                       William T. McCallum, President
                                       and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:


Signature and Title                                                             Date


 /s/ Robert Gratton*                                                            April 24, 2002
--------------------------------------------                                    --------------
Director and Chairman of the Board
(Robert Gratton)


 /s/ William T. McCallum                                                        April 24, 2002
--------------------------------------------                                    --------------
Director, President and Chief Executive
Officer (William T. McCallum)


 /s/ Mitchell T.G. Graye                                                        April 24, 2002
--------------------------------------------                                    --------------
Executive Vice President and Chief
Financial Officer (Mitchell T.G. Graye)


 /s/ James Balog*                                                               April 24, 2002
--------------------------------------------                                    --------------
Director, (James Balog)


 /s/ James W. Burns*                                                            April 24, 2002
--------------------------------------------                                    --------------
Director, (James W. Burns)

                                      S-1



Signature and Title                                                             Date



 /s/ Orest T. Dackow*                                                           April 24, 2002
--------------------------------------------                                    --------------
Director (Orest T. Dackow)


--------------------------------------------                                    -------------
Director Andre Desmarais


 /s/ Paul Desmarais, Jr.*                                                       April 24, 2002
--------------------------------------------                                    --------------
Director (Paul Desmarais, Jr.)


 /s/ Kevin P. Kavangh*                                                          April 24, 2002
--------------------------------------------                                    --------------
Director (Kevin P. Kavanagh)


--------------------------------------------                                    --------------
Director (William Mackness)


 /s/ Jerry E.A. Nickerson*                                                      April 24, 2002
--------------------------------------------                                    --------------
Director (Jerry E.A. Nickerson)


 /s/ P. Michael Pitfield*                                                       April 24, 2002
--------------------------------------------                                    --------------
Director (P. Michael Pitfield)


 /s/ Michel Plessis-Belair*                                                     April 24, 2002
--------------------------------------------                                    --------------
Director (Michel Plessis-Belair)


 /s/ Brian E. Walsh*                                                            April 24, 2002
--------------------------------------------                                    --------------
Director (Brian E. Walsh)



*By:      /s/ D.C. Lennox                                                       April 24, 2002
         -----------------------------------                                    --------------
         D. C. Lennox
         Attorney-in-fact pursuant to Powers of Attorney are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4
         registration statement filed on October 30, 2000.

                                    Exhibit 1

This will certify that the following is a true and correct copy of a resolution passed at a meeting of the Board of Directors of Great-West Life & Annuity Insurance Company duly called and held on the fifteenth day of November, 1983, at which meeting a quorum was present and acting throughout, and that said resolution is still in full force and effect:

         That the Company, pursuant to the provisions of Section 40-436 of the Kansas Insurance Code hereby establishes a separate account designated "FUTUREFUNDS Series Account" (hereinafter "the Account"), for the following use and purposes, and subject to such conditions as hereafter set forth:

         Further resolved, that the Account shall be established for the purpose of providing for the issuance by the Company of such variable annuity contracts ("Contracts") as the President may designate for such purpose and shall constitute a separate account into which are allocated amounts paid to the Company which are to be applied under the terms of such Contracts; and

         Further resolved, that the income, gains and losses, whether or not realized, from assets allocated to the Account shall, in accordance with the Contracts, be credited to or charged against such Account without regard to other income, gains, or losses of the Company; and

         Further resolved, that the fundamental investment policy of the Account shall be to invest or reinvest the assets of the Account in securities issued by investment companies registered under the Investment Company Act of 1940 as may be specified in the respective Contracts; and

         Further resolved, that five separate investment divisions be, and hereby are, established within the Account to which net payments under the Contracts will be allocated in accordance with instructions received from contractholders, and that the President be, and hereby is, authorized to increase or decrease the number of investment divisions in the Account as he deems necessary or appropriate; and

         Further resolved, that each such investment division shall invest only in the shares of a single mutual fund or a single mutual fund portfolio of an investment company organized as a series fund pursuant to the Investment Company Act of 1940; and

         Further resolved, that each investment division may be comprised of two subdivisions, one to hold the amounts contributed under Contracts issued to retirement plans qualifying for favorable tax treatment under the provisions of the Internal Revenue Code, as amended, and the other to hold amounts contributed under Contracts not issued to such qualified plans; and

         Further resolved, that the President or a Vice President each be, and hereby is, authorized to deposit such amount in the Account or in each investment division thereof as may be necessary or appropriate to facilitate the commencement of the Account's operations; and

         Further resolved, that the President or a Vice President each be and hereby is, authorized to transfer funds from time to time between the Company's general account and the Account in order to establish the Account or to support the operations of the Contracts with respect to the Account as deemed necessary or appropriate and consistent with the terms of the Contracts; and

         Further resolved, that the President of the Company be, and is hereby, authorized to change the designation of the Account to such other designation as he may deem necessary or appropriate; and

         Further resolved, that the appropriate officers of the Company, with such assistance from the Company's auditors, legal counsel and independent consultants or others as they may require, be, and they hereby are, authorized and directed to take all action necessary to:
         (a) register the Account as a unit investment trust under the Investment Company Act of 1940, as amended; (b) register the Contracts in such amounts, which may be an indefinite amount, as the officers of the Company shall from time to time deem appropriate under the Securities Act of 1933; and (c) take all other actions which are necessary in connection with the offering of said Contracts for sale and the operation of the Account in order to comply with the Investment Company Act of 1940, the Securities Act of 1934, the Securities Exchange Act of 1933 and other applicable federal laws, including the filing of any amendments to registration statements, any undertakings, and any applications for exemptions from the Investment Company Act of 1940 or other applicable federal laws as the officers of the Company shall deem necessary or appropriate; and

         Further resolved, that the President, the Vice President, and Secretary, and each of them with full power to act without the others, hereby are severally authorized and empowered to prepare, execute and cause to be filed with the Securities and Exchange Commission on behalf of the Account, and by the Company as sponsor and depositor, a Form of Notification of Registration on Form N-8A, a Registration Statement registering the Account as an investment company under the Investment Company Act of 1940, and a Registration Statement under the Securities Exchange Act of 1933 registering the Contracts, and any and all amendments to the foregoing on behalf of the Account and the Company and on behalf of and as attorneys for the principal executive officer and/or the principal financial officer and/or the principal accounting officer and/or any other officer of the Company; and

         Further resolved, that W.T. McCallum, 7400 E. Orchard, Englewood, Colorado is hereby appointed as agent for service under such registration statements and is duly authorized to receive communications and notices from the Securities and Exchange Commission with respect thereto; and

         Further resolved, that the Company be authorized and directed to obtain any required approval with respect to the establishment of the Account and marketing of the Contracts, from the Commissioner of Insurance of Kansas, and any other statutory or regulatory approvals required by the Company as a Kansas corporation; and

         Further resolved, that the appropriate officers of the Company be, and they hereby are, authorized on behalf of the Account and on behalf of the Company to take any and all action they may deem necessary or advisable in order to sell the Contracts, including any registrations, filings and qualifications of the Company, its officers agents and employees, and the Contracts under the insurance and securities laws of any of the states of the United States of America or other jurisdictions, and in connection therewith to prepare, execute, deliver and file all such applications, reports, covenants, resolutions, applications of exemptions, consents to service of process and other papers and instruments as may be required under such laws, and to take any and all further action which said officers or counsel of the Company may deem necessary or desirable (including entering into whatever agreements may be necessary) in order to maintain such registrations or qualifications for as long as said officers or counsel deem it to be in the best interests of the Account and the Company; and

         Further resolved, that the President, the Vice Presidents and the Secretary of the Company be, and they hereby are, each authorized in the names and on behalf of the Account and the Company to execute and file irrevocable written consents on the part of the Account and of the Company to be used in such states wherein such consents to service of process may be required under the insurance or securities laws therein in connection with said registration or qualification of Contracts and to appoint the appropriate state official or such other person as may be allowed by said insurance or securities laws, agent of the Account and of the Company for the purpose of receiving and accepting process; and

         Further resolved, that the President of the Company be, and hereby is, authorized to cause the Company to institute procedures for providing voting rights for owners of such Contracts with respect to securities owned by the Account; and

         Further resolved, that the President, Vice Presidents and Secretary, and each of them, are hereby authorized to execute all agreements and other documents and filings necessary to register the Company as a broker-dealer and principal underwriter of the Contracts, pursuant to the Securities Exchange Act of 1934; and

         Further resolved, that the President of the Company is hereby authorized to execute such agreement or agreements as deemed necessary and appropriate with underwriters and distributors for the Contracts and with one or more qualified banks or other qualified entities to provide administrative and/or custodial services in connection with the establishment and maintenance of the Account and the design, issuance and administration of the Contracts; and

         Further resolved, that the Company be authorized as deemed necessary and appropriate either to enter into an agreement with a qualified custodial bank for the purpose of the safekeeping of the assets of the Account, or to undertake the safekeeping and custody of assets after seeking and obtaining the required exemptive relief from the Securities and Exchange Commission; and

         Further resolved, that the appropriate officers of the Company are hereby authorized to execute whatever agreement or agreements may be necessary or appropriate to enable the Account to invest in securities issued by one or more investment companies registered under the Investment Company Act of 1940 as may be specified in the respective Contracts; and

         Further resolved, that the appropriate officers of the Company, and each of them are hereby authorized to execute and deliver all such documents and papers and to do or cause to be done all such acts and things as they may deem necessary or desirable to carry out the foregoing resolutions and the intent and purposes thereof; and

         Further resolved, that the term "appropriate officers" as used herein, shall include all of the elected and appointed officers of the Company, either severally or individually, subject to any applicable resolutions of the Board of Directors dealing with signing authority for the Company.





Dated at Greenwood Village,                           /s/ Beverly A. Byrne
                                                     ---------------------------
Colorado this  22nd                                  Beverly A. Byrne
day of  April, 2002.                                 Vice President, Counsel
                                                     and Associate Secretary

                                  Exhibit 10(a)

Jorden Burt
1025 Thomas Jefferson Street, N.W.                777 Brickell Avenue, Suite 500
Suite 400 East                                         Miami, Florida 33131-2803
Washington, D.C. 20007-0508                                       (305) 371-2600
(202) 965-8100                                        Telecopier: (305) 372-9928
Telecopier: (202) 965-8104                              HTTP://www.jordenusa.com



April 24, 2002

Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado   80111

Re:  FutureFunds Series Account
      Post- Effective Amendment No. 32 to the Registration Statement on Form N-4 File Nos. 2-89550 and 811-03972

Ladies and Gentlemen:

        We have acted as counsel to Great-West Life & Annuity Insurance Company, a Colorado corporation, regarding the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement. We hereby consent to the reference to us under the caption "Legal Matters" in the prospectus filed on the date hereof by Great-West Life and Annuity Insurance Company and FutureFunds Series Account with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                                                   Very truly yours,

                                                   /s/Jorden Burt LLP

                                                   Jorden Burt LLP

                                  Exhibit 10(b)

INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment No. 32 to Registration Statement No. 2-89550 of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company on Form N-4 of our report dated February 22, 2002 on the financial statements of FutureFunds Series Account and our report dated January 28, 2002 on the consolidated financial statements of Great-West Life & Annuity Insurance Company and to the reference to us under the headings "Condensed Financial Information" and "Experts" in the Prospectus and under the heading "Independent Auditors" in the Statement of Additional Information, which are part of such Registration Statement.



Denver, Colorado
April 23, 2002